UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Common Stocks — 57.3%
CONSUMER DISCRETIONARY — 6.1%
Automobiles — 0.2%
Ford Motor Co. (a)	14,500	146,160
Automobiles Total		146,160
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	5,700	375,459
Starbucks Corp.	4,400	106,920
Hotels, Restaurants & Leisure Total		482,379
Household Durables — 0.3%
Garmin Ltd.	8,700	253,866
Leggett & Platt, Inc.	2,300	46,138
Household Durables Total		300,004
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)	400	43,704
Internet & Catalog Retail Total		43,704
Leisure Equipment & Products — 0.1%
Mattel, Inc.	6,400	135,424
Leisure Equipment & Products Total		135,424
Media — 1.4%
Comcast Corp., Class A	21,300	369,981
DIRECTV, Class A (a)	4,400	149,248
Time Warner Cable, Inc.	1,300	67,704
Time Warner, Inc.	19,700	569,527
Viacom, Inc., Class B	2,300	72,151
Walt Disney Co.	3,100	97,650
Media Total		1,326,261
Multiline Retail — 1.0%
Big Lots, Inc. (a)	2,200	70,598
Dollar Tree, Inc. (a)	2,700	112,401
Nordstrom, Inc.	5,600	180,264
Target Corp.	11,300	555,621
Multiline Retail Total		918,884
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	7,100	356,278
Aeropostale, Inc. (a)	3,500	100,240
GameStop Corp., Class A (a)	2,900	54,491
Gap, Inc.	15,200	295,792
Home Depot, Inc.	7,800	218,946
Ltd Brands, Inc.	18,600	410,502
PetSmart, Inc.	2,000	60,340
Ross Stores, Inc.	3,400	181,186

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Tiffany & Co.	2,200	83,402
TJX Companies, Inc.	8,000	335,600
Specialty Retail Total		2,096,777
Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	900	32,895
NIKE, Inc., Class B	1,500	101,325
V.F. Corp.	400	28,472
Textiles, Apparel & Luxury Goods Total		162,692
CONSUMER DISCRETIONARY TOTAL		5,612,285
CONSUMER STAPLES — 6.0%
Beverages — 0.6%
Coca-Cola Co.	8,500	426,020
PepsiCo, Inc.	1,300	79,235
Beverages Total		505,255
Food & Staples Retailing — 0.9%
CVS Caremark Corp.	1,600	46,912
Sysco Corp.	2,100	59,997
Wal-Mart Stores, Inc.	12,100	581,647
Walgreen Co.	3,900	104,130
Food & Staples Retailing Total		792,686
Food Products — 1.2%
General Mills, Inc.	7,600	269,952
Hershey Co.	9,400	450,542
Kellogg Co.	1,000	50,300
Sara Lee Corp.	26,600	375,060
Food Products Total		1,145,854
Household Products — 1.3%
Colgate-Palmolive Co.	2,700	212,652
Kimberly-Clark Corp.	1,600	97,008
Procter & Gamble Co.	15,000	899,700
Household Products Total		1,209,360
Personal Products — 0.5%
Estée Lauder Companies, Inc., Class A	5,400	300,942
Herbalife Ltd.	3,800	174,990
Personal Products Total		475,932
Tobacco — 1.5%
Altria Group, Inc.	16,800	336,672
Lorillard, Inc.	2,800	201,544
Philip Morris International, Inc.	18,600	852,624

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Reynolds American, Inc.	600	31,272
Tobacco Total		1,422,112
CONSUMER STAPLES TOTAL		5,551,199
ENERGY — 6.0%
Energy Equipment & Services — 0.5%
National-Oilwell Varco, Inc.	2,100	69,447
Rowan Companies, Inc. (a)	9,100	199,654
Schlumberger Ltd.	2,500	138,350
Energy Equipment & Services Total		407,451
Oil, Gas & Consumable Fuels — 5.5%
Alpha Natural Resources, Inc. (a)	5,400	182,898
Anadarko Petroleum Corp.	2,400	86,616
Apache Corp.	5,900	496,721
Chevron Corp.	15,600	1,058,616
ConocoPhillips	7,400	363,266
CONSOL Energy, Inc.	900	30,384
Devon Energy Corp.	7,400	450,808
Exxon Mobil Corp.	27,788	1,585,861
Forest Oil Corp. (a)	1,000	27,360
Hess Corp.	1,400	70,476
Marathon Oil Corp.	2,800	87,052
Massey Energy Co.	1,400	38,290
Murphy Oil Corp.	1,100	54,505
Peabody Energy Corp.	7,600	297,388
Pioneer Natural Resources Co.	500	29,725
Valero Energy Corp.	2,800	50,344
Whiting Petroleum Corp. (a)	2,200	172,524
Oil, Gas & Consumable Fuels Total		5,082,834
ENERGY TOTAL		5,490,285
FINANCIALS — 9.5%
Capital Markets — 1.3%
Franklin Resources, Inc.	2,300	198,237
Goldman Sachs Group, Inc.	3,100	406,937
Morgan Stanley	3,900	90,519
Raymond James Financial, Inc.	8,300	204,927
T. Rowe Price Group, Inc.	5,100	226,389
Waddell & Reed Financial, Inc., Class A	1,200	26,256
Capital Markets Total		1,153,265
Commercial Banks — 1.3%
Fifth Third Bancorp.	9,500	116,755

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Fulton Financial Corp.	15,300	147,645
PNC Financial Services Group, Inc.	5,900	333,350
Wells Fargo & Co.	20,300	519,680
Zions Bancorporation	2,400	51,768
Commercial Banks Total		1,169,198
Consumer Finance — 0.7%
AmeriCredit Corp. (a)	5,600	102,032
Capital One Financial Corp.	1,600	64,480
Discover Financial Services	21,100	294,978
SLM Corp. (a)	19,900	206,761
Consumer Finance Total		668,251
Diversified Financial Services — 1.7%
Bank of America Corp.	13,700	196,869
Citigroup, Inc. (a)	180,700	679,432
IntercontinentalExchange, Inc. (a)	500	56,515
JPMorgan Chase & Co.	17,400	637,014
Diversified Financial Services Total		1,569,830
Insurance — 2.4%
AFLAC, Inc.	4,100	174,947
Allied World Assurance Holdings Ltd.	2,000	90,760
Allstate Corp.	2,600	74,698
American Financial Group, Inc.	3,000	81,960
Axis Capital Holdings Ltd.	1,900	56,468
Berkshire Hathaway, Inc., Class B (a)	1,400	111,566
Endurance Specialty Holdings Ltd.	11,700	439,101
Hartford Financial Services Group, Inc.	11,500	254,495
Protective Life Corp.	20,000	427,800
Prudential Financial, Inc.	2,800	150,248
Reinsurance Group of America, Inc.	5,300	242,263
RenaissanceRe Holdings Ltd.	1,600	90,032
Unum Group	1,900	41,230
Insurance Total		2,235,568
Real Estate Investment Trusts (REITs) — 1.8%
Annaly Capital Management, Inc.	26,800	459,620
Brandywine Realty Trust	6,400	68,800
Chimera Investment Corp.	66,500	240,065
Hospitality Properties Trust	14,000	295,400
HRPT Properties Trust	11,600	72,036
Public Storage	600	52,746
Simon Property Group, Inc.	3,900	314,925

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Ventas, Inc.	3,800	178,410
Real Estate Investment Trusts (REITs) Total		1,682,002
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	24,000	293,760
Thrifts & Mortgage Finance Total		293,760
FINANCIALS TOTAL		8,771,874
HEALTH CARE — 7.0%
Biotechnology — 0.6%
Amgen, Inc. (a)	7,100	373,460
Gilead Sciences, Inc. (a)	3,900	133,692
Biotechnology Total		507,152
Health Care Equipment & Supplies — 0.8%
Alcon, Inc.	200	29,638
CareFusion Corp. (a)	2,200	49,940
Hospira, Inc. (a)	3,400	195,330
Kinetic Concepts, Inc. (a)	3,700	135,087
Medtronic, Inc.	5,900	213,993
Stryker Corp.	1,100	55,066
Zimmer Holdings, Inc. (a)	1,100	59,455
Health Care Equipment & Supplies Total		738,509
Health Care Providers & Services — 2.5%
Aetna, Inc.	1,400	36,932
AmerisourceBergen Corp.	11,900	377,825
Cardinal Health, Inc.	1,800	60,498
Humana, Inc. (a)	5,600	255,752
Lincare Holdings, Inc. (a)	13,350	434,009
McKesson Corp.	2,500	167,900
Medco Health Solutions, Inc. (a)	8,500	468,180
UnitedHealth Group, Inc.	19,400	550,960
Health Care Providers & Services Total		2,352,056
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc. (a)	700	34,335
Life Sciences Tools & Services Total		34,335
Pharmaceuticals — 3.1%
Abbott Laboratories	10,000	467,800
Bristol-Myers Squibb Co.	6,400	159,616
Eli Lilly & Co.	4,400	147,400
Forest Laboratories, Inc. (a)	3,300	90,519
Johnson & Johnson	13,200	779,592
Merck & Co., Inc.	9,400	328,718
Mylan, Inc. (a)	3,900	66,456

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pfizer, Inc.	11,700	166,842
Valeant Pharmaceuticals International (a)	6,600	345,114
Warner Chilcott PLC, Class A (a)	12,300	281,055
Pharmaceuticals Total		2,833,112
HEALTH CARE TOTAL		6,465,164
INDUSTRIALS — 6.3%
Aerospace & Defense — 1.5%
General Dynamics Corp.	2,000	117,120
Honeywell International, Inc.	2,700	105,381
Lockheed Martin Corp.	2,400	178,800
Raytheon Co.	9,600	464,544
United Technologies Corp.	7,500	486,825
Aerospace & Defense Total		1,352,670
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	7,500	426,675
Air Freight & Logistics Total		426,675
Commercial Services & Supplies — 0.5%
R.R. Donnelley & Sons Co.	21,500	351,955
Waste Management, Inc.	4,600	143,934
Commercial Services & Supplies Total		495,889
Electrical Equipment — 0.6%
Emerson Electric Co.	12,300	537,387
Electrical Equipment Total		537,387
Industrial Conglomerates — 1.4%
3M Co.	4,600	363,354
General Electric Co.	67,100	967,582
Industrial Conglomerates Total		1,330,936
Machinery — 1.0%
Caterpillar, Inc.	1,900	114,133
Danaher Corp.	1,500	55,680
Dover Corp.	4,500	188,055
Eaton Corp.	800	52,352
Harsco Corp.	6,700	157,450
Illinois Tool Works, Inc.	2,700	111,456
Navistar International Corp. (a)	500	24,600
Parker Hannifin Corp.	2,800	155,288
Toro Co.	1,600	78,592
Machinery Total		937,606

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.3%
Dun & Bradstreet Corp.	4,200	281,904
Professional Services Total		281,904
Road & Rail — 0.3%
Ryder System, Inc.	7,400	297,702
Road & Rail Total		297,702
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,500	149,175
Trading Companies & Distributors Total		149,175
INDUSTRIALS TOTAL		5,809,944
INFORMATION TECHNOLOGY — 10.4%
Communications Equipment — 0.7%
Cisco Systems, Inc. (a)	26,800	571,108
QUALCOMM, Inc.	1,600	52,544
Communications Equipment Total		623,652
Computers & Peripherals — 3.3%
Apple, Inc. (a)	5,600	1,408,568
Dell, Inc. (a)	10,500	126,630
Hewlett-Packard Co.	20,700	895,896
SanDisk Corp. (a)	5,400	227,178
Seagate Technology (a)	2,400	31,296
Teradata Corp. (a)	10,900	332,232
Western Digital Corp. (a)	1,100	33,176
Computers & Peripherals Total		3,054,976
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	12,100	195,415
Dolby Laboratories, Inc., Class A (a)	1,500	94,035
Electronic Equipment, Instruments & Components Total		289,450
Internet Software & Services — 0.9%
eBay, Inc. (a)	13,500	264,735
Google, Inc., Class A (a)	1,300	578,435
Internet Software & Services Total		843,170
IT Services — 1.8%
Amdocs Ltd. (a)	1,800	48,330
Cognizant Technology Solutions Corp., Class A (a)	3,900	195,234
International Business Machines Corp.	10,100	1,247,148
Lender Processing Services, Inc.	2,400	75,144
Western Union Co.	4,400	65,604
IT Services Total		1,631,460

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc. (a)	18,000	131,760
Intel Corp.	27,600	536,820
Micron Technology, Inc. (a)	15,000	127,350
Texas Instruments, Inc.	22,300	519,144
Semiconductors & Semiconductor Equipment Total		1,315,074
Software — 2.0%
BMC Software, Inc. (a)	900	31,167
CA, Inc.	136	2,502
Intuit, Inc. (a)	900	31,293
Microsoft Corp.	54,500	1,254,045
Oracle Corp.	18,900	405,594
Symantec Corp. (a)	2,900	40,252
VMware, Inc., Class A (a)	1,600	100,144
Software Total		1,864,997
INFORMATION TECHNOLOGY TOTAL		9,622,779
MATERIALS — 2.1%
Chemicals — 1.5%
Ashland, Inc.	5,400	250,668
Cabot Corp.	9,300	224,223
Eastman Chemical Co.	7,200	384,192
Lubrizol Corp.	4,000	321,240
PPG Industries, Inc.	4,000	241,640
Chemicals Total		1,421,963
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	4,600	271,998
Newmont Mining Corp.	2,200	135,828
Metals & Mining Total		407,826
Paper & Forest Products — 0.2%
Domtar Corp.	500	24,575
International Paper Co.	5,000	113,150
Paper & Forest Products Total		137,725
MATERIALS TOTAL		1,967,514
TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	28,800	696,672
Qwest Communications International, Inc.	57,600	302,400

8

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Verizon Communications, Inc.	19,100	535,182
Diversified Telecommunication Services Total		1,534,254
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp. (a)	13,200	55,968
Wireless Telecommunication Services Total		55,968
TELECOMMUNICATION SERVICES TOTAL		1,590,222
UTILITIES — 2.2%
Electric Utilities — 1.0%
DPL, Inc.	5,600	133,840
Edison International	1,700	53,924
Entergy Corp.	1,000	71,620
Exelon Corp.	11,800	448,046
FirstEnergy Corp.	4,200	147,966
Pinnacle West Capital Corp.	2,400	87,264
Electric Utilities Total		942,660
Gas Utilities — 0.5%
Questar Corp.	10,400	473,096
Gas Utilities Total		473,096
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	2,300	74,175
Independent Power Producers & Energy Traders Total		74,175
Multi-Utilities — 0.6%
OGE Energy Corp.	1,600	58,496
Public Service Enterprise Group, Inc.	15,800	495,014
Multi-Utilities Total		553,510
UTILITIES TOTAL		2,043,441

Total Common Stocks (cost of $45,995,070)		52,924,707

	Par ($)
Corporate Fixed-Income Bonds & Notes — 11.8%
BASIC MATERIALS — 0.3%
Iron/Steel — 0.1%
ArcelorMittal USA, Inc.
6.500% 04/15/14	100,000	107,027
Iron/Steel Total		107,027

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 0.2%
Vale Overseas Ltd.
	6.250% 01/23/17	125,000	136,152
Metals & Mining Total			136,152
BASIC MATERIALS TOTAL			243,179
COMMUNICATIONS — 1.9%
Media — 0.7%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	70,069
Comcast Corp.
	7.050% 03/15/33	100,000	115,456
News America, Inc.
	6.550% 03/15/33	125,000	134,034
RR Donnelley & Sons Co.
	6.125% 01/15/17	140,000	140,602
Time Warner, Inc.
	6.200% 03/15/40	160,000	168,762
Viacom, Inc.
	6.125% 10/05/17	60,000	68,139
Media Total			697,062
Telecommunication Services — 1.2%
America Movil SAB de CV
	5.625% 11/15/17	115,000	125,708
AT&T, Inc.
	4.950% 01/15/13	150,000	162,822
British Telecommunications PLC
	5.150% 01/15/13	125,000	131,089
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	130,000	145,749
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	62,000	85,114
Telecom Italia Capital SA
	4.950% 09/30/14	125,000	125,251
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (b)(c)	200,000	192,843
Vodafone Group PLC
	5.750% 03/15/16	100,000	110,726
Telecommunication Services Total			1,079,302
COMMUNICATIONS TOTAL			1,776,364

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (e)	154,038	175,396
Retail Total			175,396
CONSUMER CYCLICAL TOTAL			175,396
CONSUMER NON-CYCLICAL — 1.4%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (e)	125,000	126,482
Bottling Group LLC
	6.950% 03/15/14	150,000	177,028
Diageo Capital PLC
	5.750% 10/23/17	150,000	169,640
Miller Brewing Co.
	5.500% 08/15/13 (e)	120,000	131,280
Beverages Total			604,430
Food — 0.3%
ConAgra Foods, Inc.
	5.875% 04/15/14	115,000	130,027
Kraft Foods, Inc.
	5.375% 02/10/20	125,000	133,944
Food Total			263,971
Healthcare Services — 0.2%
Roche Holdings, Inc.
	6.000% 03/01/19 (e)	150,000	174,734
Healthcare Services Total			174,734
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	6.250% 06/15/14	90,000	101,899
Wyeth
	5.500% 02/01/14	150,000	168,501
Pharmaceuticals Total			270,400
CONSUMER NON-CYCLICAL TOTAL			1,313,535
ENERGY — 1.1%
Oil & Gas — 0.5%
Anadarko Petroleum Corp.
	6.200% 03/15/40	130,000	102,853
Canadian Natural Resources Ltd.
	5.700% 05/15/17	75,000	83,946
Nexen, Inc.
	5.875% 03/10/35	150,000	146,756

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Talisman Energy, Inc.
	6.250% 02/01/38	110,000	117,333
Oil & Gas Total			450,888
Oil & Gas Services — 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	100,000	104,761
Oil & Gas Services Total			104,761
Pipelines — 0.5%
Enterprise Products Operating LLC
	4.600% 08/01/12	70,000	73,211
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	140,000	139,823
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	130,000	115,863
Williams Partners LP
	6.300% 04/15/40 (e)	100,000	100,471
Pipelines Total			429,368
ENERGY TOTAL			985,017
FINANCIALS — 4.7%
Banks — 2.9%
ANZ National International Ltd.
	6.200% 07/19/13 (e)	100,000	110,789
Bank of New York Mellon Corp.
	5.125% 08/27/13	160,000	176,414
Barclays Bank PLC
	6.750% 05/22/19	175,000	194,676
Bear Stearns Companies LLC
	7.250% 02/01/18	275,000	321,117
Capital One Financial Corp.
	5.500% 06/01/15	125,000	134,142
Citigroup, Inc.
	6.125% 05/15/18	215,000	224,392
Commonwealth Bank of Australia
	3.750% 10/15/14 (e)	190,000	195,325
Credit Suisse/New York NY
	6.000% 02/15/18	100,000	104,346
Deutsche Bank AG London
	4.875% 05/20/13	150,000	160,160
Goldman Sachs Group, Inc.
	5.350% 01/15/16	110,000	113,805
Keycorp
	6.500% 05/14/13	130,000	142,203

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Merrill Lynch & Co., Inc.
	6.875% 04/25/18 (d)	275,000	293,365
Morgan Stanley
	6.625% 04/01/18	125,000	131,017
U.S. Bank N.A.
	6.300% 02/04/14	250,000	283,430
Wachovia Corp.
	4.875% 02/15/14	150,000	156,925
Banks Total			2,742,106
Diversified Financial Services — 0.4%
ERAC USA Finance LLC
	6.375% 10/15/17 (e)	115,000	129,453
General Electric Capital Corp.
	5.000% 01/08/16	225,000	237,270
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (f)	150,000	29,625
Diversified Financial Services Total			396,348
Insurance — 1.1%
Chubb Corp.
	5.750% 05/15/18	50,000	55,670
CNA Financial Corp.
	7.350% 11/15/19	120,000	127,517
Lincoln National Corp.
	8.750% 07/01/19	115,000	140,943
MetLife, Inc.
	6.817% 08/15/18	150,000	169,657
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	135,167
Prudential Financial, Inc.
	6.100% 06/15/17	100,000	106,501
Transatlantic Holdings, Inc.
	8.000% 11/30/39	145,000	146,397
UnitedHealth Group, Inc.
	5.250% 03/15/11	115,000	117,999
Insurance Total			999,851
Real Estate Investment Trusts (REITs) — 0.3%
Duke Realty LP
	8.250% 08/15/19	125,000	144,824
ERP Operating LP
	5.200% 04/01/13	16,000	17,060

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Simon Property Group LP
	6.750% 02/01/40	80,000	89,334
Real Estate Investment Trusts (REITs) Total			251,218
FINANCIALS TOTAL			4,389,523
INDUSTRIALS — 0.7%
Aerospace & Defense — 0.2%
United Technologies Corp.
	5.375% 12/15/17	120,000	137,549
Aerospace & Defense Total			137,549
Miscellaneous Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	100,000	123,898
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	120,000	145,410
Miscellaneous Manufacturing Total			269,308
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	75,000	84,366
Norfolk Southern Corp.
	5.750% 04/01/18	100,000	113,038
Transportation Total			197,404
INDUSTRIALS TOTAL			604,261
TECHNOLOGY — 0.3%
Networking Products — 0.2%
Cisco Systems, Inc.
	4.950% 02/15/19	125,000	137,392
Networking Products Total			137,392
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	100,000	121,345
Software Total			121,345
TECHNOLOGY TOTAL			258,737
UTILITIES — 1.2%
Electric — 0.9%
Commonwealth Edison Co.
	6.150% 09/15/17	100,000	114,775
Consolidated Edison Co. of New York
	5.850% 03/15/36	115,000	124,764
Dominion Resources, Inc.
	5.200% 08/15/19	115,000	124,684

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Indiana Michigan Power Co.
	5.650% 12/01/15	100,000	109,749
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	16,981
Pacific Gas & Electric Co.
	5.800% 03/01/37	100,000	108,685
Progress Energy, Inc.
	7.750% 03/01/31	100,000	126,629
Southern California Edison Co.
	5.000% 01/15/14	125,000	136,830
Electric Total			863,097
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	110,000	122,340
Sempra Energy
	6.500% 06/01/16	105,000	120,487
Gas Total			242,827
UTILITIES TOTAL			1,105,924

	Total Corporate Fixed-Income Bonds & Notes (cost of $10,319,143)		10,851,936

Government & Agency Obligations — 10.6%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	225,000	258,634
Province of Quebec
	4.625% 05/14/18	190,000	207,536
United Mexican States
	7.500% 04/08/33	151,000	189,128
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			655,298
U.S. GOVERNMENT AGENCIES — 1.2%
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (g)	45,000	45,415
	5.500% 08/23/17	460,000	539,018
Federal National Mortgage Association
	2.500% 05/15/14	475,000	490,361
U.S. GOVERNMENT AGENCIES TOTAL			1,074,794
U.S. GOVERNMENT OBLIGATIONS — 8.7%
U.S. Treasury Bond
	5.375% 02/15/31	2,351,000	2,892,463
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12	727,464	773,897

15

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Notes
	0.875% 05/31/11	335,000	336,597
	1.375% 10/15/12	300,000	304,453
	2.375% 10/31/14	1,860,000	1,918,997
	2.375% 02/28/15	1,800,000	1,855,134
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,081,541

	Total Government & Agency Obligations (cost of $9,257,510)		9,811,633

Mortgage-Backed Securities — 10.9%
Federal Home Loan Mortgage Corp.
	4.500% 12/01/39	587,919	609,893
	4.500% 01/01/40	355,589	368,879
	4.500% 06/01/40	1,175,000	1,218,916
	5.000% 09/15/28	174,410	179,319
	5.000% 05/01/39	225,671	239,044
	5.000% 07/01/39	671,007	710,771
	5.500% 01/01/21	85,244	92,430
	5.500% 07/01/21	60,219	65,163
	5.500% 09/15/33	180,000	194,876
	6.500% 07/01/29	110,903	123,439
	6.500% 10/01/37	209,072	229,568
	8.000% 09/01/25	23,737	27,342
Federal National Mortgage Association
	3.199% 08/01/36 (07/01/10) (b)(c)	21,795	22,626
	4.000% 01/01/25	371,831	387,278
	4.500% 05/01/40	199,705	207,325
	5.000% 10/01/20	208,640	224,076
	5.000% 05/01/40	249,331	264,184
	5.500% 04/01/36	97,548	104,871
	5.500% 11/01/36	137,881	148,231
	5.500% 02/01/37	208,676	224,295
	5.500% 03/01/37	477,798	513,663
	5.500% 05/01/37	21,283	22,876
	5.500% 06/01/37	199,980	214,949
	5.500% 04/01/39	426,342	458,254
	6.000% 04/01/36	114,980	125,138
	6.000% 06/01/36	201,431	219,226
	6.000% 11/01/36	11,828	12,873
	6.000% 12/01/37	338,341	367,597
	6.500% 09/01/34	5,208	5,780

16

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 01/01/37	1,606	1,764
	7.500% 10/01/11	9,625	9,999
	8.500% 08/01/11	3,367	3,418
	10.000% 09/01/18	34,121	39,001
Government National Mortgage Association
	4.500% 04/15/39	564,945	589,785
	5.000% 04/15/39	1,091,975	1,166,229
	5.500% 02/15/37	66,303	71,799
	5.500% 09/15/39	501,829	543,303
	7.500% 12/15/23	15,878	17,983

	Total Mortgage-Backed Securities (cost of $9,701,469)		10,026,163

Commercial Mortgage-Backed Securities — 6.3%
Bear Stearns Commercial Mortgage Securities
	3.970% 11/11/35 (07/01/10) (b)(c)	231,085	234,456
	5.281% 10/12/42 (07/01/10) (b)(c)	200,000	210,663
	5.624% 03/11/39 (07/01/10) (b)(c)	400,000	432,088
	5.882% 09/11/38 (07/01/10) (b)(c)	152,000	165,664
CS First Boston Mortgage Securities Corp.
	5.065% 08/15/38 (07/01/10) (b)(c)	300,000	313,456
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	150,000	158,255
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.529% 01/12/37	750,000	763,709
	4.659% 07/15/42	459,454	478,261
	5.201% 08/12/37 (07/01/10) (b)(c)	207,270	216,897
	5.440% 06/12/47	400,000	399,488
	5.447% 05/15/45	180,000	187,314
	5.447% 06/12/47	287,000	298,075
	5.506% 12/12/44 (07/01/10) (b)(c)	315,000	335,494
LB-UBS Commercial Mortgage Trust
	5.279% 11/15/38	192,257	195,349
	5.403% 02/15/40	320,000	334,161
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.571% 12/15/30 (07/01/10) (b)(c)	1,537,359	29,624
Morgan Stanley Capital I
	5.325% 12/15/43	380,000	410,220
Morgan Stanley Dean Witter Capital I
	4.390% 09/15/37	161,802	164,172

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Wachovia Bank Commercial Mortgage Trust
	5.090% 07/15/42 (07/01/10) (b)(c)	470,000	494,955

	Total Commercial Mortgage-Backed Securities (cost of $5,590,561)		5,822,301

Collateralized Mortgage Obligations — 1.6%
AGENCY — 0.3%
Federal National Mortgage Association
	6.000% 04/25/17	143,362	155,645
	7.000% 01/25/21	15,385	17,280
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (07/01/10) (b)(c)	5,940,207	47,573
	0.429% 03/15/28 (07/01/10) (b)(c)	4,054,914	46,145
AGENCY TOTAL			266,643
NON - AGENCY — 1.3%
Countrywide Alternative Loan Trust
	5.500% 10/25/35	773,525	648,541
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	613,268	563,456
NON-AGENCY TOTAL			1,211,997

	Total Collateralized Mortgage Obligations (cost of $1,561,074)		1,478,640

Asset-Backed Securities — 0.8%
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	400,000	418,136
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	198,308	202,415
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	150,000	155,406

	Total Asset-Backed Securities (cost of $770,109)		775,957

Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due on 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 01/28/13, market value $648,225 (repurchase proceeds $635,000)	635,000	635,000

	Total Short-Term Obligation (cost of $635,000)		635,000

18

Total Investments — 100.0% (cost of $83,829,936)(h)(i)	$92,326,337

Other Assets & Liabilities, Net — (0.0)%	(2,032)

Net Assets — 100.0%	$92,324,305

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-Backed and Mortgage-Backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-Backed and Mortgage-Backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

19

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$52,924,707	$—	$—	$52,924,707
Total Corporate Fixed-Income Bonds & Notes	—	10,851,936	—	10,851,936
Government & Agency Obligations
Foreign Government Obligations	—	655,298	—	655,298
U.S. Government Agencies	—	1,074,794	—	1,074,794
U.S. Government Obligations	8,081,541	—	—	8,081,541
Total Government & Agency Obligations	8,081,541	1,730,092	—	9,811,633
Total Mortgage-Backed Securities	—	9,831,287	—	10,026,163
Total Commercial Mortgage-Backed Securities	—	5,822,301	—	5,822,301
Total Collateralized Mortgage Obligations	—	1,673,516	—	1,478,640
Total Asset-Backed Securities	—	775,957	—	775,957
Total Short-Term Obligation	—	635,000	—	635,000
Total Investments	61,006,248	31,320,089	—	92,326,337
Unrealized Depreciation on Futures Contracts	(41,724)	—	—	(41,724)
Total	$60,964,524	$31,320,089	$—	$92,284,613

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a)   Non-income producing security.

(b)   The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.

(c)   Parenthetical date represents the next interest rate reset date for the security.

(d)   Investments in affiliates during the three months ended June 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc., 6.050% 08/15/12	$213,601	$—	$13,155	$1,008	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

20

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $1,143,930, which represents 1.2% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2010, the value of this security amounted to $29,625, which represents less than 0.1% of net assets.

(g)	A portion of these securities with a market value of $35,323 are pledged as collateral for open futures contracts.
(h)	Cost for federal income tax purposes is $83,829,936.
(i)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$11,493,095	$(2,996,694)	$8,496,401

At June 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

5-Year U.S. Treasury Notes	33	$3,905,601	$3,863,877	Sept- 2010	$(41,724)

Acronym	Name

I.O.	Interest Only

21

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.5%
EDUCATION — 6.5%
Education — 6.5%
CA Educational Facilities Authority
	Pitzer College:
	Series 2005 A,
	5.000% 04/01/25	1,270,000	1,279,512
	Series 2009,
	5.000% 04/01/19	1,610,000	1,734,598
	Pomona College,
	Series 2009 A,
	5.000% 01/01/24	1,175,000	1,320,195
	University of Southern California,
	Series 2009,
	5.250% 10/01/24	3,000,000	3,570,150
CA Public Works Board
	California State University,
	Series 2006 A,
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,078,870
	University of California:
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,106,990
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,122,580
CA State University
	Series 2009 A,
	5.250% 11/01/22	2,500,000	2,772,775
CA University of California
	Series 2009 O,
	5.000% 05/15/20	1,000,000	1,146,230
Education Total			15,131,900
EDUCATION TOTAL			15,131,900
HEALTH CARE — 8.1%
Continuing Care Retirement — 1.5%
CA ABAG Finance Authority for Nonprofit Corporations
	Series 2010,
	Insured: CMI
	4.000% 09/01/15	1,500,000	1,547,745
CA Health Facilities Financing Authority
	Episcopal Senior Communities,
	Series 2010 B,
	5.100% 02/01/19	1,000,000	1,018,540
	Nevada Methodist Homes,
	Series 2006,
	Insured: CMI
	5.000% 07/01/26	1,000,000	975,270
Continuing Care Retirement Total			3,541,555

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 6.6%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/29	1,250,000	1,346,300
	Series 2009 E,
	5.625% 07/01/25	1,500,000	1,598,625
	Children’s Hospital Orange County,
	Series 2009 A,
	6.000% 11/01/21	2,000,000	2,141,420
CA Loma Linda
	Loma Linda University Medical Center,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,000,430
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,195,149
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,500,000	1,493,940
CA Statewide Communities Development Authority
	Adventist Health System West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,053,910
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	3,163,080
	Kaiser Permanente,
	Series 2009 A,
	5.000% 04/01/19	2,000,000	2,166,780
Hospitals Total			15,159,634
HEALTH CARE TOTAL			18,701,189
HOUSING — 0.4%
Single-Family — 0.4%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	1,000,000	971,590
Single-Family Total			971,590
HOUSING TOTAL			971,590
INDUSTRIALS — 1.9%
Oil & Gas — 1.9%
CA M-S-R Energy Authority
	Series 2009,
	6.125% 11/01/29	2,000,000	2,098,640

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
CA Pollution Control Financing Authority
	BP West Coast Products, LLC,
	Series 2009,
	2.600% 12/01/46 (09/02/14) (a)(b)	2,000,000	1,760,020
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	509,810
INDUSTRIALS TOTAL			4,368,470
OTHER — 3.5%
Other — 1.6%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,344,360
	5.000% 05/01/23	1,240,000	1,208,182
CA Statewide Communities Development Authority
	The California Endowment,
	Series 2003,
	5.000% 07/01/13	1,000,000	1,113,000
Other Total			3,665,542
Refunded/Escrowed (c) — 1.0%
CA Department of Water Resources
	Series 2003 Y,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 12/01/10	15,000	15,299
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,441,363
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: NPFGC
	5.375% 08/15/17	650,000	741,611
Refunded/Escrowed Total			2,198,273
Tobacco — 0.9%
CA California County Tobacco Securitization Agency
	Series 2006,
	(d) 06/01/21 (5.250% 12/01/10)	1,000,000	844,830

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,345,750
Tobacco Total			2,190,580
OTHER TOTAL			8,054,395
RESOURCE RECOVERY — 1.6%
Resource Recovery — 1.6%
CA Los Angeles Sanitation Equipment
	Series 2005,
	Insured: FGIC
	5.000% 02/01/13	1,000,000	1,098,970
CA Los Angeles Solid Waste
	Series 2009 A,
	4.000% 02/01/17	2,445,000	2,659,891
Resource Recovery Total			3,758,861
RESOURCE RECOVERY TOTAL			3,758,861
TAX-BACKED — 39.5%
Local Appropriated — 10.0%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/11	1,000,000	1,058,010
CA City & County of San Francisco
	Series 2009 B,
	5.000% 04/01/24	1,495,000	1,548,491
CA County of Monterey
	Series 2009,
	Insured: AGMC
	5.000% 08/01/17	1,000,000	1,114,160
CA County of San Diego
	Certificates of Participation,
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,052,930
CA Golden Empire Schools Financing Authority
	Series 2010,
	4.000% 05/01/12	2,500,000	2,585,050
CA Kings River Conservation District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,379,342
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,181,133

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,081,580
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: NPFGC
	5.250% 09/01/13	1,500,000	1,669,785
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	2,000,000	2,102,080
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.250% 09/01/26	1,085,000	1,129,789
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured: AGO
	5.000% 08/01/17	1,570,000	1,701,550
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,049,530
CA San Mateo County Joint Powers Financing Authority
	Series 2008 A,
	5.000% 07/15/20	435,000	479,039
CA Santa Clara County Financing Authority
	Series 2010 N,
	5.000% 05/15/17	1,000,000	1,135,210
CA Vista
	Series 2007,
	Insured: NPFGC
	4.750% 05/01/21	750,000	761,903
Local Appropriated Total			23,029,582
Local General Obligations — 10.4%
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC
	5.500% 08/01/23	1,490,000	1,766,857
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,095,440
CA East Side Union High School District
	Series 2006,
	Insured: AGMC
	5.250% 09/01/20	1,280,000	1,446,809

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Foothill-De Anza Community College District
	Series 2002,
	Insured: FGIC
	5.000% 08/01/14	975,000	1,044,937
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,176,640
CA Long Beach Unified School District
	Series 2009 A,
	5.250% 08/01/21	1,750,000	1,981,157
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,071,630
CA Los Angeles
	Series 2004 A,
	Insured: NPFGC
	4.000% 09/01/13	1,000,000	1,087,000
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(e) 08/01/11	2,000,000	1,986,380
CA Rancho Santiago Community College District
	Series 2005,
	Insured: AGMC
	5.250% 09/01/19	1,000,000	1,166,680
CA Rescue Unified School District
	Series 2005,
	Insured: NPFGC
	(e) 09/01/26	1,100,000	407,539
CA San Mateo County Community College District
	Series 2006 A,
	Insured: NPFGC
	(e) 09/01/15	1,000,000	864,480
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC:
	4.000% 08/15/12	1,000,000	1,069,000
	5.500% 08/15/19	2,000,000	2,397,180
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: AGMC
	5.250% 08/01/16	1,800,000	2,029,464
CA Saugus Union School District
	Series 2006,
	Insured: NPFGC
	5.250% 08/01/21	1,000,000	1,160,920

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: AGMC
	5.000% 08/01/18	1,045,000	1,206,484
CA South San Francisco School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/20	1,000,000	1,167,600
Local General Obligations Total			24,126,197
Special Non-Property Tax — 2.7%
CA Economic Recovery
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,129,360
	Series 2009 A,
	5.000% 07/01/18	3,000,000	3,406,920
CA Napa County Flood Protection & Watershed Improvement Authority
	Series 2005,
	Insured: AMBAC
	4.500% 06/15/12	1,000,000	1,067,480
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	560,000	571,682
Special Non-Property Tax Total			6,175,442
Special Property Tax — 3.6%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	1,730,000	1,785,758
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	476,019
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,150,175
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	2,520,000	2,563,898
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,075,060
CA San Francisco City & County Redevelopment Agency
	Series 2009,
	5.000% 08/01/18	1,255,000	1,318,616
Special Property Tax Total			8,369,526

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 6.9%
CA Bay Area Infrastructure Financing Authority
	Series 2006:
	Insured: FGIC
	5.000% 08/01/17	2,000,000	2,109,580
	Insured: SYNC
	5.000% 08/01/17	2,000,000	2,083,580
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,290,660
	Series 2006 A,
	5.000% 04/01/28	1,000,000	963,450
	Series 2009,
	5.000% 11/01/17	2,000,000	2,147,000
	Series 2010 A-1,
	5.250% 03/01/22	2,000,000	2,048,920
CA San Francisco Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,200,460
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	2,000,000	2,165,500
State Appropriated Total			16,009,150
State General Obligations — 5.9%
CA State
	Series 2005,
	5.000% 06/01/11	2,000,000	2,079,460
	Series 2007:
	4.500% 08/01/26	1,000,000	948,320
	5.000% 08/01/18	3,750,000	4,074,525
	Series 2009:
	5.250% 10/01/29	1,500,000	1,519,620
	5.625% 04/01/26	2,000,000	2,123,980
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36 (07/01/12) (a)(b)	1,255,000	1,302,941
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,500,000	1,577,805
State General Obligations Total			13,626,651
TAX-BACKED TOTAL			91,336,548

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 7.0%
Airports — 5.5%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/25	1,500,000	1,596,225
CA Los Angeles Department of Airports
	Series 2009 A,
	5.250% 05/15/22	1,855,000	2,057,269
CA Sacramento County Airport Systems
	Series 2008 A,
	Insured: AGMC
	5.000% 07/01/23	1,000,000	1,070,380
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,223,620
	Series 2008 34-D,
	Insured: AGO
	5.000% 05/01/18	500,000	571,000
	Series 2009 C,
	Insured: AGMC
	5.000% 05/01/18	1,825,000	2,084,150
	Series 2010 D,
	Insured: AGMC
	5.000% 05/01/23	2,000,000	2,197,580
CA San Jose Airport
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	1,042,810
Airports Total			12,843,034
Ports — 1.0%
CA Los Angeles Harbor Department
	Series 2009 A,
	5.250% 08/01/23	2,000,000	2,236,160
Ports Total			2,236,160
Transportation — 0.5%
CA Department of Transportation
	Series 2004 A,
	Insured: FGIC
	4.500% 02/01/13	1,000,000	1,090,360
Transportation Total			1,090,360
TRANSPORTATION TOTAL			16,169,554
UTILITIES — 28.0%
Independent Power Producers — 1.4%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,237,600
Independent Power Producers Total			3,237,600

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — 8.9%
CA Infrastructure & Economic Development Bank
	California Independent System Operator Corp.,
	Series 2009 A,
	5.250% 02/01/22	1,900,000	1,983,733
CA M-S-R Public Power Agency
	Series 2008 L,
	Insured: AGMC
	5.000% 07/01/21	3,500,000	3,831,730
CA Northern California Power Agency
	Series 2008 1C,
	Insured: AGO
	5.000% 07/01/22	3,000,000	3,233,550
CA Northern California Transmission Agency
	Series 2009 A,
	5.000% 05/01/21	2,500,000	2,694,075
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,455,010
	Series 2005 A,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,173,080
	Series 2008 A,
	5.000% 07/01/22	2,000,000	2,170,020
	Series 2008 B,
	6.000% 07/01/27	1,000,000	1,117,670
Joint Power Authority Total			20,658,868
Municipal Electric — 10.9%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,644,870
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,620,717
	Series 2002 G 11,
	5.000% 05/01/18	2,000,000	2,269,040
CA Imperial Irrigation District
	Series 2008,
	5.250% 11/01/21	2,500,000	2,805,200
CA Los Angeles Department of Water & Power
	Series 2007 A Sub-Series A-1,
	Insured: AMBAC
	5.000% 07/01/19	1,000,000	1,118,110
	Series 2009,
	5.250% 07/01/23	2,000,000	2,263,340
CA Modesto Irrigation District
	Series 2001 A,
	Insured: AGMC
	5.250% 07/01/18	1,185,000	1,246,430

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Riverside
	Series 2008 D,
	Insured: AGMC
	5.000% 10/01/23	1,000,000	1,070,220
CA Sacramento Municipal Utility District
	Series 2006,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,092,560
	Series 2008 U,
	Insured: AGMC
	5.000% 08/15/21	2,500,000	2,780,100
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.000% 01/01/22	1,000,000	1,071,480
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,207,687
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: NPFGC
	6.250% 07/01/10	2,000,000	2,000,340
	Series 2010,
	5.000% 07/01/17	1,000,000	1,085,720
Municipal Electric Total			25,275,814
Water & Sewer — 6.8%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	1,033,010
CA Fresno
	Series 2008 A,
	Insured: AGO
	5.000% 09/01/23	1,000,000	1,085,740
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: AGO
	5.000% 05/01/22	2,020,000	2,160,653
CA Los Angeles Waste Water System Authority
	Series 2009 A,
	5.750% 06/01/25	2,000,000	2,291,000
CA Rancho Water District Financing Authority
	Series 2001 A,
	Insured: AGMC
	5.500% 08/01/10	1,000,000	1,004,260

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,129,810
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: FGIC
	5.000% 06/01/18	2,000,000	2,166,280
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.250% 05/15/25	1,500,000	1,634,175
	Series 2010,
	5.000% 08/01/24	2,000,000	2,147,060
CA San Francisco City & County Public Utilities Commission
	Series 2003 A,
	Insured: NPFGC
	5.000% 10/01/13	1,000,000	1,098,000
Water & Sewer Total			15,749,988
UTILITIES TOTAL			64,922,270

	Total Municipal Bonds (cost of $215,074,095)		223,414,777

		Shares
Municipal Preferred Stock — 0.7%
HOUSING — 0.7%
Multi-Family — 0.7%
Munimae Tax-Exempt Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49 (09/30/14) (a)(b)(f)	2,000,000	1,639,960
Multi-Family Total			1,639,960
HOUSING TOTAL			1,639,960

	Total Municipal Preferred Stock (cost of $2,000,000)		1,639,960

Investment Company — 1.5%
	BofA California Tax-Exempt Reserves, Capital Class
	(7 day yield of 0.160%) (g)(h)	3,373,235	3,373,235

	Total Investment Company (cost of $3,373,235)		3,373,235

	Total Investments — 98.7% (cost of $220,447,330)(i)(j)		228,427,972

	Other Assets & Liabilities, Net — 1.3%		3,069,483

	Net Assets — 100.0%		231,497,455

12

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investmenst in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$223,414,777	$—	$223,414,777
Total Municipal Preferred Stock	—	1,639,960	—	1,639,960
Total Investment Company	3,373,235	—	—	3,373,235
Total Investments	$3,373,235	$225,054,737	$—	$228,427,972

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010. (b) Parenthetical date represents the next interest rate reset date for the security.

13

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(e)	Zero coupon bond.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, this security, which is not illiquid, amounted to $1,639,960, which represents 0.7% of net assets.

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.
(h)	Investments in affiliates during the three months period ended June 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA California Tax-Exempt Reserves, Capital Class (7 day yield of 0.160%)	$8,127,933	$8,049,631	$11,430,000	$368	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(i)	Cost for federal income tax purposes is $220,447,330.
(j)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,306,877	$(1,326,235)	$7,980,642

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
CMI	California Mortgage Insurance
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

14

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 96.6%
BASIC MATERIALS — 5.6%
Chemicals — 2.7%
Dow Chemical Co.
	5.900% 02/15/15	320,000	349,705
	8.550% 05/15/19	90,000	110,170
	9.400% 05/15/39	90,000	125,171
Chemicals Total			585,046
Iron/Steel — 2.2%
ArcelorMittal
	7.000% 10/15/39	25,000	26,406
	9.850% 06/01/19	15,000	18,745
Nucor Corp.
	5.000% 06/01/13	145,000	158,004
	5.850% 06/01/18	245,000	280,751
Iron/Steel Total			483,906
Metals & Mining — 0.7%
Vale Overseas Ltd.
	6.875% 11/21/36	160,000	166,802
Metals & Mining Total			166,802
BASIC MATERIALS TOTAL			1,235,754
COMMUNICATIONS — 11.6%
Media — 5.2%
Comcast Cable Holdings LLC
	9.875% 06/15/22	72,000	98,921
Comcast Corp.
	6.950% 08/15/37	135,000	153,566
DirecTV Holdings LLC
	6.375% 06/15/15	75,000	77,625
News America, Inc.
	6.400% 12/15/35	100,000	108,834
	6.550% 03/15/33	35,000	37,529
Rogers Cable, Inc.
	6.250% 06/15/13	6,000	6,682
Time Warner Cable, Inc.
	3.500% 02/01/15	125,000	127,783
	5.000% 02/01/20	104,000	106,355
	5.850% 05/01/17	60,000	65,877
	7.300% 07/01/38	145,000	168,345
Time Warner, Inc.
	6.500% 11/15/36	160,000	174,010
Media Total			1,125,527

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 6.4%
AT&T, Inc.
	5.625% 06/15/16	130,000	147,346
	6.550% 02/15/39	135,000	151,212
BellSouth Corp.
	5.200% 09/15/14	160,000	177,792
British Telecommunications PLC
	5.950% 01/15/18	355,000	370,211
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	220,000	246,652
Telefonica Emisiones SAU
	6.221% 07/03/17	100,000	108,770
	6.421% 06/20/16	190,000	208,410
Telecommunication Services Total			1,410,393
COMMUNICATIONS TOTAL			2,535,920
CONSUMER CYCLICAL — 1.8%
Airlines — 0.4%
Continental Airlines, Inc.
	7.461% 04/01/15	78,797	77,734
Airlines Total			77,734
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	10,000	9,800
Home Builders Total			9,800
Retail — 1.3%
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	107,090	107,696
McDonald’s Corp.
	5.700% 02/01/39	165,000	186,002
Retail Total			293,698
CONSUMER CYCLICAL TOTAL			381,232
CONSUMER NON-CYCLICAL — 15.0%
Beverages — 2.9%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	565,000	649,657
Beverages Total			649,657
Food — 7.2%
Campbell Soup Co.
	4.500% 02/15/19	90,000	98,033

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
ConAgra Foods, Inc.
	7.000% 10/01/28	75,000	88,224
Kraft Foods, Inc.
	4.125% 02/09/16	895,000	944,650
Kroger Co.
	3.900% 10/01/15	420,000	443,048
Food Total			1,573,955
Healthcare Services — 0.5%
WellPoint, Inc.
	7.000% 02/15/19	90,000	106,754
Healthcare Services Total			106,754
Household Products/Wares — 0.4%
Fortune Brands, Inc.
	5.125% 01/15/11	90,000	91,729
Household Products/Wares Total			91,729
Pharmaceuticals — 4.0%
Abbott Laboratories
	5.600% 05/15/11	395,000	411,378
Novartis Securities Investment Ltd.
	5.125% 02/10/19	185,000	207,098
Wyeth
	5.500% 02/01/14	225,000	252,751
Pharmaceuticals Total			871,227
CONSUMER NON-CYCLICAL TOTAL			3,293,322
ENERGY — 9.9%
Oil & Gas — 5.3%
Anadarko Petroleum Corp.
	6.200% 03/15/40	40,000	31,647
Canadian Natural Resources Ltd.
	6.250% 03/15/38	240,000	262,372
Devon Energy Corp.
	6.300% 01/15/19	70,000	81,094
Marathon Oil Corp.
	6.000% 07/01/12	25,000	26,866
	6.000% 10/01/17	54,000	60,336
Nexen, Inc.
	5.875% 03/10/35	75,000	73,378
	7.500% 07/30/39	45,000	52,737
Qatar Petroleum
	5.579% 05/30/11 (a)	20,007	20,413

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Shell International Finance BV
	5.500% 03/25/40	225,000	239,610
Talisman Energy, Inc.
	5.850% 02/01/37	140,000	145,515
	7.750% 06/01/19	135,000	165,737
Oil & Gas Total			1,159,705
Oil & Gas Services — 1.0%
Smith International, Inc.
	9.750% 03/15/19	130,000	176,945
Weatherford International Ltd.
	5.150% 03/15/13	35,000	36,666
Oil & Gas Services Total			213,611
Pipelines — 3.6%
Plains All American Pipeline LP
	5.750% 01/15/20	10,000	10,333
	6.500% 05/01/18	330,000	363,190
Plains All American Pipeline LP/PAA Finance Corp.
	8.750% 05/01/19	120,000	143,238
Southern Natural Gas Co.
	8.000% 03/01/32	105,000	118,977
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	185,000	164,881
Pipelines Total			800,619
ENERGY TOTAL			2,173,935
FINANCIALS — 31.9%
Banks — 15.7%
Bank of New York Mellon Corp.
	5.450% 05/15/19	60,000	66,984
Barclays Bank PLC
	3.900% 04/07/15	130,000	131,279
	5.000% 09/22/16	135,000	138,476
Capital One Capital IV
	6.745% 02/17/37 (b)	225,000	187,875
Capital One Capital V
	10.250% 08/15/39	125,000	131,875
Capital One Financial Corp.
	7.375% 05/23/14	15,000	17,152
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/01/15) (a)(b)(c)	45,000	40,455

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Citigroup, Inc.
	6.010% 01/15/15	25,000	26,222
	8.125% 07/15/39	265,000	316,139
Comerica Bank
	5.200% 08/22/17	245,000	250,824
Discover Bank/Greenwood DE
	8.700% 11/18/19	275,000	305,303
Discover Financial Services
	10.250% 07/15/19	60,000	71,409
JPMorgan Chase Capital XX
	6.550% 09/29/36	150,000	143,412
JPMorgan Chase Capital XXII
	6.450% 02/02/37	85,000	80,233
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (b)(c)	150,000	109,741
KeyBank NA
	5.800% 07/01/14	250,000	266,901
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	211,000	203,290
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	67,000	67,263
Merrill Lynch & Co., Inc.
	6.050% 08/15/12 (d)	35,000	37,214
National City Corp.
	4.900% 01/15/15	15,000	16,169
	6.875% 05/15/19	175,000	196,441
Northern Trust Co.
	6.500% 08/15/18	90,000	105,769
Northern Trust Corp.
	5.500% 08/15/13	125,000	139,082
PNC Funding Corp.
	3.625% 02/08/15	145,000	149,256
	5.125% 02/08/20	90,000	93,583
Regions Financial Corp.
	7.750% 09/15/24	32,000	31,236
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	127,000	120,749
Banks Total			3,444,332
Diversified Financial Services — 4.5%
Eaton Vance Corp.
	6.500% 10/02/17	110,000	125,093

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
ERAC USA Finance LLC
	2.750% 07/01/13 (a)(e)	175,000	175,538
	5.250% 10/01/20 (a)(e)	160,000	161,682
Fund American Companies, Inc.
	5.875% 05/15/13	110,000	115,246
International Lease Finance Corp.
	4.875% 09/01/10	97,000	96,515
	5.625% 09/15/10	250,000	249,062
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (f)	240,000	48,600
	6.875% 05/02/18 (f)	45,000	9,169
Diversified Financial Services Total			980,905
Insurance — 7.4%
CNA Financial Corp.
	5.850% 12/15/14	61,000	63,196
	7.350% 11/15/19	124,000	131,768
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	105,000	74,025
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	265,000	261,683
	10.750% 06/15/58 (06/15/58) (a)(b)(c)	45,000	48,600
Lincoln National Corp.
	8.750% 07/01/19	250,000	306,397
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (a)(b)(c)	145,000	156,600
MetLife, Inc.
	10.750% 08/01/39	80,000	95,082
Prudential Financial, Inc.
	4.500% 07/15/13	90,000	93,446
	7.375% 06/15/19	50,000	57,898
Transatlantic Holdings, Inc.
	8.000% 11/30/39	150,000	151,445
Unum Group
	7.125% 09/30/16	180,000	197,775
Insurance Total			1,637,915
Real Estate Investment Trusts (REITs) — 4.3%
Brandywine Operating Partnership LP
	7.500% 05/15/15	110,000	119,942
Camden Property Trust
	5.375% 12/15/13	199,000	210,794

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Duke Realty LP
	7.375% 02/15/15	140,000	155,287
	8.250% 08/15/19	200,000	231,720
Highwoods Properties, Inc.
	5.850% 03/15/17	55,000	54,872
Liberty Property LP
	5.500% 12/15/16	160,000	166,015
Real Estate Investment Trusts (REITs) Total			938,630
TOTAL FINANCIALS			7,001,782
INDUSTRIALS — 9.0%
Aerospace & Defense — 3.0%
Embraer Overseas Ltd.
	6.375% 01/15/20	140,000	143,668
Raytheon Co.
	5.375% 04/01/13	470,000	516,966
Aerospace & Defense Total			660,634
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.
	8.250% 12/15/38	115,000	167,690
Machinery-Construction & Mining Total			167,690
Miscellaneous Manufacturing — 1.3%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	150,000	185,848
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	75,000	90,060
Miscellaneous Manufacturing Total			275,908
Transportation — 3.9%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	130,000	123,825
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	115,000	148,345
Union Pacific Corp.
	4.698% 01/02/24	9,727	9,994
	5.700% 08/15/18	165,000	184,831
	6.650% 01/15/11	385,000	395,704
Transportation Total			862,699
INDUSTRIALS TOTAL			1,966,931
TECHNOLOGY — 1.4%
Networking Products — 1.4%
Cisco Systems, Inc.
	5.500% 01/15/40	135,000	141,495

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
	5.900% 02/15/39	150,000	166,735
Networking Products Total			308,230
TECHNOLOGY TOTAL			308,230
UTILITIES — 10.4%
Electric — 8.3%
AEP Texas Central Co.
	6.650% 02/15/33	160,000	181,069
Columbus Southern Power Co.
	6.600% 03/01/33	41,000	47,123
Commonwealth Edison Co.
	5.950% 08/15/16	80,000	91,424
	6.950% 07/15/18	95,000	109,818
Duke Energy Corp.
	5.300% 10/01/15	285,000	322,505
Exelon Generation Co. LLC
	6.200% 10/01/17	220,000	250,089
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	197,000	212,509
	6.125% 04/01/36	70,000	77,068
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	215,000	226,761
Oncor Electric Delivery Co.
	5.950% 09/01/13	155,000	170,674
Southern Co.
	4.150% 05/15/14	60,000	63,290
Xcel Energy, Inc.
	4.700% 05/15/20	65,000	67,636
Electric Total			1,819,966
Gas — 2.1%
Atmos Energy Corp.
	6.350% 06/15/17	100,000	111,217
	8.500% 03/15/19	115,000	144,534
Nakilat, Inc.
	6.067% 12/31/33 (a)	145,000	141,339

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	60,000	68,850
Gas Total			465,940
UTILITIES TOTAL			2,285,906

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,880,838)		21,183,012

Government & Agency Obligations — 3.4%
FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Province of Ontario
	3.375% 05/20/11	115,000	117,687
Province of Quebec
	5.125% 11/14/16	200,000	225,962
Republic of Italy
	5.375% 06/12/17	105,000	109,894
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			453,543
U.S. GOVERNMENT OBLIGATIONS — 1.3%
U.S. Treasury Bond
	3.500% 05/15/20	75,000	78,492
U.S. Treasury Note
	1.125% 06/15/13	210,000	210,836
U.S. GOVERNMENT OBLIGATIONS TOTAL			289,328

	Total Government & Agency Obligations (cost of $721,645)		742,871

Municipal Bonds — 0.7%
CALIFORNIA — 0.7%
CA State
	Series 2009,
	7.550% 04/01/39	25,000	27,249
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	115,000	115,149
CALIFORNIA TOTAL			142,398

	Total Municipal Bonds (cost of $138,833)		142,398

	Total Investments — 100.7% (cost of $20,741,316)(g)(h)		22,068,281

	Other Assets & Liabilities, Net — (0.7)%		(145,381)

	Net Assets — 100.0%		21,922,900

9

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$1,235,754	$—	$1,235,754
Communications	—	2,535,920	—	2,535,920
Consumer Cyclical	—	303,498	77,734	381,232
Consumer Non-Cyclical	—	3,293,322	—	3,293,322
Energy	—	2,173,935	—	2,173,935
Financials	—	7,001,782	—	7,001,782
Industrials	—	1,956,937	9,994	1,966,931
Technology	—	308,230	—	308,230
Utilities	—	2,285,906	—	2,285,906
Total Corporate Fixed-Income Bonds & Notes	—	21,095,284	87,728	21,183,012
Government & Agency Obligations
Foreign Government Obligations	—	453,543	—	453,543
U.S. Government Obligations	289,328	—	—	289,328
Total Government & Agency Obligations	289,328	453,543	—	742,871
Total Municipal Bonds	—	142,398	—	142,398
Total Investments	289,328	21,691,225	87,728	22,068,281
Unrealized Depreciation on Futures Contracts	(13,593)	—	—	(13,593)
Unrealized Appreciation on Credit Default Swap Contracts	—	34,291	—	34,291
Unrealized Depreciation on Credit Default Swap Contracts	—	(7,134)	—	(7,134)
Total	$275,735	$21,718,382	$87,728	$22,081,845

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

The following table reconciles asset balances for the three months ended June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of March 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$91,195	$138	$476	$(523)	$—	$(13,552)	$—	$—	$77,734
Industrials	—	—	—	(123)	—	—	10,117	—	9.994
	$91,195	$138	$476	$(646)	$—	$(13,552)	$10,117	$—	$87,728

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $646.

There were no significant transfers between Levels 1 and 2 during the period.  The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$10,117	$10,117	$—

Financial Assets were transferred from Level 2 to Level 3 as the result of the pricing service changing the pricing methodology from the use of observable market inputs to the use of a single broker quote.

11

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $2,314,463, which represents 10.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	Investment in affiliates during the three months ended June 30, 2010:

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$37,380	$—	$—	$176	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)	Security purchased on a delayed delivery basis.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2010, the value of these securities amounted to $57,769, which represents 0.3% of net assets.

(g)	Cost for federal income tax purposes is $20,741,316.
(h)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,638,601	$(311,636)	$1,326,965

At June 30, 2010, the Portfolio has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation		Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc.		Buy	1.000%	03/20/15	$300,000	$13,093	$11,560
Barclays Capital	The Home Depot, Inc.		Buy	1.000%	03/20/15	200,000	(949)	(2,395)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15		Buy	1.000%	06/20/15	300,000	12,320	1,558
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15		Buy	1.000%	09/20/14	215,000	1,689	6,980
JPMorgan	D.R. Horton, Inc.		Buy	1.000%	03/20/15	300,000	13,092	11,555
JPMorgan	Macy’s, Inc	.	Buy	1.000%	03/20/15	300,000	16,092	(1,471)
Morgan Stanley	Limited Brands, Inc.		Buy	1.000%	03/20/15	400,000	18,857	2,638
Morgan Stanley	The Home Depot, Inc.		Buy	1.000%	03/20/15	350,000	(2,650)	(3,268)
								$27,157

At June 30, 2010 the Portfolio held the following open short futures contracts:

Interest Rate Risk	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	7	$828,461	$819,337	Sept. - 2010	$(9,124)
10-Year U.S. Treasury Notes	5	612,734	608,265	Sept. - 2010	(4,469)
					$(13,593)

As of June 30, 2010, cash of $99,000 was pledged as collateral for open futures contracts.

12

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.8%
EDUCATION — 11.0%
Education — 11.0%
GA Athens Housing Authority
	University of Georgia - East Campus Housing,
	Series 2010,
	4.000% 12/01/16	2,870,000	3,133,782
GA Bleckley & Dodge County Development Authority
	Middle Georgia College,
	Series 2008,
	5.000% 07/01/21	1,260,000	1,317,456
GA Bulloch County Development Authority
	Georgia Southern University Student Housing,
	Series 2008,
	Insured: AGO
	5.250% 07/01/20	1,000,000	1,139,940
GA Cobb County Development Authority
	Kennesaw State University Foundation,
	Series 2004,
	Insured: NPFGC
	5.000% 07/15/19	1,870,000	2,037,346
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
	GGC Foundation LLC,
	Series 2009,
	5.500% 07/01/24	2,500,000	2,787,175
GA Private Colleges & Universities Authority
	Spelman College,
	Series 2003,
	5.250% 06/01/19	2,250,000	2,441,925
GA South Regional Joint Development Authority
	Valdosta State University Auxiliary Services,
	Series 2008,
	Insured: AGO
	5.000% 08/01/23	1,125,000	1,201,072
Education Total			14,058,696
EDUCATION TOTAL			14,058,696
HEALTH CARE — 9.9%
Hospitals — 9.9%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center:
	Series 2001 A,
	6.125% 01/01/24	2,500,000	2,508,600
	Series 2004 A,
	5.375% 01/01/26	1,000,000	927,970
GA Cobb County Kennestone Hospital Authority
	Wellstar Health System,
	Series 2005 B,
	4.000% 04/01/16	1,110,000	1,155,088

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
GA DeKalb Private Hospital Authority
	Children’s Healthcare Atlanta, Inc.,
	Series 2009,
	5.000% 11/15/17	320,000	350,733
GA Fayette County Hospital Authority
	Series 2009 A,
	5.250% 06/15/23	2,000,000	2,118,620
GA Gwinnett County Hospital Authority
	Gwinnett Hospital System,
	Series 2007 A,
	Insured: AGMC
	5.000% 07/01/23	2,000,000	2,078,600
GA Macon-Bibb County Hospital Authority
	Medical Center of Central Georgia,
	Series 2009,
	5.000% 08/01/23	1,030,000	1,072,704
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,
	Series 1998 A,
	Insured: AGMC:
	5.250% 07/01/11	1,225,000	1,234,457
	5.250% 07/01/12	1,310,000	1,319,589
Hospitals Total			12,766,361
HEALTH CARE TOTAL			12,766,361
HOUSING — 7.2%
Multi-Family — 7.1%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	LIQ FAQ: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	3,430,000	3,528,064
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: NPFGC
	5.250% 07/15/19	2,000,000	2,216,900
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,888,760
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29 (06/01/15) (a)(b)	475,000	493,615
Multi-Family Total			9,127,339

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — 0.1%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	110,000	111,186
Single-Family Total			111,186
HOUSING TOTAL			9,238,525
INDUSTRIALS — 1.0%
Forest Products & Paper — 0.8%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,000,000	1,026,870
Forest Products & Paper Total			1,026,870
Oil & Gas — 0.2%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.250% 09/15/19	295,000	299,083
Oil & Gas Total			299,083
INDUSTRIALS TOTAL			1,325,953
OTHER — 5.9%
Refunded/Escrowed(c) — 5.9%
GA Athens Housing Authority
	University of Georgia - East Campus Housing,
	Series 2002,
	Pre-refunded 12/01/2012,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,269,543
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	Pre-refunded 05/15/11,
	5.000% 05/15/15	1,000,000	1,037,250
GA Gwinnett County School District
	Series 2008:
	Escrowed to Maturity,
	5.000% 02/01/17	1,000,000	1,174,200
	Pre-refunded 02/01/2018,
	5.000% 02/01/22	1,000,000	1,181,530
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	576,428

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
GA State
	Series 2007 G,
	Pre-refunded 12/01/17,
	5.000% 12/01/20	2,000,000	2,396,220
Refunded/Escrowed Total			7,635,171
OTHER TOTAL			7,635,171
TAX-BACKED — 35.1%
Local Appropriated — 3.3%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: AGMC
	5.000% 12/01/17	1,310,000	1,488,278
GA East Point Building Authority
	Series 2000,
	Insured: AGMC
	(d) 02/01/18	2,490,000	1,611,852
GA Fulton County Facilities Corp.
	Series 2009,
	5.000% 11/01/17	1,000,000	1,118,560
Local Appropriated Total			4,218,690
Local General Obligations — 20.0%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: AGMC
	5.000% 12/01/17	795,000	918,448
GA Augusta Richmond County
	Series 2009,
	4.000% 10/01/15	2,310,000	2,541,647
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,133,170
GA Chatham County School District
	Series 2002,
	Insured: AGMC
	5.250% 08/01/14	1,000,000	1,157,890
	Series 2004,
	Insured: AGMC
	5.250% 08/01/19	2,000,000	2,410,600
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,534,847
GA County of Cherokee
	Series 2009,
	5.000% 08/01/22	2,000,000	2,283,200
GA Douglas County School District
	Series 2007,
	Insured: AGMC:
	5.000% 04/01/21	2,000,000	2,237,980

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.000% 04/01/23	1,500,000	1,656,495
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,646,788
GA Gwinnett County School District
	Series 2010:
	4.000% 02/01/18	2,000,000	2,223,480
	5.000% 02/01/24	1,500,000	1,751,865
GA Lowndes County
	Series 2008,
	Insured: AGMC
	5.000% 04/01/14	1,000,000	1,136,840
MI Detroit
	Series 2001 B,
	Insured: NPFGC
	5.375% 04/01/14	1,000,000	1,000,680
Local General Obligations Total			25,633,930
Special Non-Property Tax — 4.0%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: NPFGC
	5.250% 10/01/19	2,430,000	2,787,307
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: NPFGC
	6.250% 07/01/18	2,000,000	2,336,320
Special Non-Property Tax Total			5,123,627
Special Property Tax — 1.3%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: AGO
	5.250% 12/01/20	1,545,000	1,669,419
Special Property Tax Total			1,669,419
State General Obligations — 6.5%
GA Georgia State
	Series 2009 G,
	5.000% 11/01/16	1,000,000	1,178,520
	Series 2009:
	5.000% 05/01/17	1,500,000	1,767,990
	5.000% 05/01/23	3,000,000	3,423,300

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,825,000	2,033,780
State General Obligations Total			8,403,590
TAX-BACKED TOTAL			45,049,256
TRANSPORTATION — 4.0%
Toll Facilities — 4.0%
GA State Road & Tollway Authority
	Series 2006,
	Insured: NPFGC
	5.000% 06/01/16	3,405,000	3,948,404
	Series 2009 A,
	5.000% 06/01/21	1,000,000	1,136,030
Toll Facilities Total			5,084,434
TRANSPORTATION TOTAL			5,084,434
UTILITIES — 23.7%
Investor Owned — 0.8%
GA Appling County Development Authority
	Georgia Power Co.,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,024,720
Investor Owned Total			1,024,720
Joint Power Authority — 5.6%
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,072,380
GA Municipal Electric Authority
	Power Revenue Bonds,
	Series 1992 B,
	Insured: NPFGC
	6.375% 01/01/16	2,000,000	2,280,280
	Series 1998 A,
	Insured: NPFGC
	5.250% 01/01/13	1,000,000	1,096,180
	Series 2008 A,
	5.250% 01/01/21	1,395,000	1,579,168
	Series 2008 D,
	6.000% 01/01/23	1,000,000	1,134,350
Joint Power Authority Total			7,162,358
Municipal Electric — 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: SYNC
	5.375% 07/01/16	1,405,000	1,562,585
	Series 2007 TT,
	5.000% 07/01/20	655,000	689,145
Municipal Electric Total			2,251,730

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 15.6%
GA Atlanta Water & Wastewater
	Series 2009 B,
	Insured: AGMC
	5.000% 11/01/17	2,000,000	2,221,900
GA Augusta Water & Sewer
	Series 2007,
	Insured: AGMC:
	5.000% 10/01/21	1,000,000	1,113,130
	5.000% 10/01/22	2,000,000	2,209,520
GA Dekalb County Water & Sewer
	Series 2006 B,
	5.250% 10/01/21	2,000,000	2,396,920
GA Gainesville Water & Sewer
	Series 2006,
	Insured: AGMC
	5.000% 11/15/16	1,000,000	1,128,530
GA Griffin Combined Public Utility Improvement
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,779,366
GA Gwinnett County Water & Sewerage Authority
	Series 2009 A,
	4.000% 08/01/17	2,000,000	2,232,760
GA Jackson County Water & Sewer
	Series 2006 A,
	Insured: SYNC
	5.000% 09/01/16	1,030,000	1,089,668
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 07/01/17	1,140,000	1,279,217
	5.000% 07/01/22	1,855,000	1,957,934
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir Project,
	Series 2008,
	Insured: AGMC
	5.000% 02/01/25	1,495,000	1,595,972
Water & Sewer Total			20,004,917
UTILITIES TOTAL			30,443,725

	Total Municipal Bonds (cost of $120,493,592)		125,602,121

Shares
Investment Companies — 1.1%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (e)(f)	666,231	666,231

7

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.170%)	760,519	760,519

	Total Investment Companies (cost of $1,426,750)		1,426,750

	Total Investments — 98.9% (cost of $121,920,342)(g)(h)		127,028,871

	Other Assets & Liabilities, Net — 1.1%		1,434,918

	Net Assets — 100.0%		128,463,789

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of June 30, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$125,602,121	$—	$125,602,121
Total Investment Companies	1,426,750	—	—	1,426,750
Total Investments	$1,426,750	$125,602,121	$—	$127,028,871

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)	Investments in affiliates during the three months ended June 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$631,338	$2,237,118	$2,018,456	$111	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.
(g)	Cost for federal income tax purposes is $121,920,342.
(h)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,477,607	$(369,078)	$5,108,529

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
LIQ FAQ	Liquidity Facility
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia High Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 91.0%
BASIC MATERIALS — 8.6%
Chemicals — 3.7%
Agricultural Chemicals — 0.3%
CF Industries, Inc.
	6.875% 05/01/18	1,245,000	1,266,788
	7.125% 05/01/20	1,000,000	1,025,000
			2,291,788
Chemicals-Diversified — 3.1%
Georgia Gulf Corp.
	9.000% 01/15/17 (b)	3,205,000	3,253,075
Innophos, Inc.
	8.875% 08/15/14	2,320,000	2,389,600
INVISTA
	9.250% 05/01/12 (b)	2,764,000	2,805,460
Koppers, Inc.
	7.875% 12/01/19	2,435,000	2,459,350
NOVA Chemicals Corp.
	3.748% 11/15/13 (11/15/10) (c)(d)	4,425,000	4,059,937
	6.500% 01/15/12	2,130,000	2,130,000
	8.375% 11/01/16	2,020,000	2,009,900
Olin Corp.
	8.875% 08/15/19	2,945,000	3,121,700
Westlake Chemical Corp.
	6.625% 01/15/16	1,995,000	1,915,200
			24,144,222
Chemicals-Specialty — 0.3%
Huntsman International LLC
	5.500% 06/30/16 (b)	2,160,000	1,890,000
			1,890,000
Chemicals Total			28,326,010
Forest Products & Paper — 3.6%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	1,965,000	1,872,016
			1,872,016
Paper & Related Products — 3.4%
Bowater, Inc.
	9.375% 12/15/21 (e)	4,945,000	1,631,850
Domtar Corp.
	7.875% 10/15/11	5,005,000	5,261,506

1

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Georgia-Pacific Corp.
7.000% 01/15/15 (b)	4,750,000	4,797,500
7.750% 11/15/29	757,000	764,570
8.000% 01/15/24	921,000	976,260
8.125% 05/15/11	1,485,000	1,546,256
8.875% 05/15/31	6,745,000	7,335,188
Smurfit Capital Funding PLC
7.500% 11/20/25	4,100,000	3,638,750
		25,951,880
Forest Products & Paper Total		27,823,896
Iron/Steel — 0.2%
Steel-Producers — 0.2%
Ryerson, Inc.
12.000% 11/01/15	1,705,000	1,743,362
		1,743,362
Iron/Steel Total		1,743,362
Metals & Mining — 1.1%
Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	2,220,000	2,442,000
		2,442,000
Metal-Diversified — 0.8%
Allegheny Ludlum Corp.
6.950% 12/15/25	3,850,000	3,686,668
Allegheny Technologies, Inc.
8.375% 12/15/11	2,320,000	2,423,017
		6,109,685
Metals & Mining Total		8,551,685
BASIC MATERIALS TOTAL		66,444,953
COMMUNICATIONS — 13.8%
Advertising — 0.4%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	1,171,000	1,176,855
		1,176,855
Mulitmedia — 0.3%
Lamar Media Corp.
7.875% 04/15/18 (b)	1,995,000	1,990,013
		1,990,013
Advertising Total		3,166,868

2

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Internet — 0.1%
E-Commerce/Services — 0.1%
Expedia, Inc.
	7.456% 08/15/18	710,000		778,338
				778,338
Internet Total				778,338
Media — 5.1%
Cable TV — 4.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.000% 04/30/12 (b)	5,230,000		5,439,200
Charter Communications Term Loan C Extended
	3.550% 09/06/16	3,669,716		3,397,526
Charter Term Loan Incremental Term Loan
	2.300% 03/06/14 (07/30/10) (c)(d)(f)	452,069		418,538
CSC Holdings, Inc.
	6.750% 04/15/12	3,960,000		4,098,600
Rainbow National Services LLC
	8.750% 09/01/12 (b)	4,605,000		4,616,513
	10.375% 09/01/14 (b)	1,556,000		1,620,185
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	6,460,414
Videotron Ltee
	6.375% 12/15/15	665,000		658,350
	6.875% 01/15/14	5,660,000		5,688,300
				32,397,626
Multimedia — 0.5%
Lamar Media Corp.
	6.625% 08/15/15	4,320,000		4,096,450
				4,096,450
Publishing-Newspapers — 0.2%
Morris Publishing Group LLC
	PIK,
	10.000% 09/01/14	1,873,660		1,770,609
				1,770,609
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	13.500% 07/15/11 (07/15/10) (c)(d)(g)	908,700		281,242
				281,242

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Television — 0.2%
CW Media Holdings, Inc.
	13.500% 08/15/15 (b)	1,015,000	1,132,994
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13 (b)(e)(g)	1,254,550	125
			1,133,119
Media Total			39,679,046
Telecommunication Services — 8.2%
Cellular Telecommunications — 1.0%
iPCS, Inc.
	2.469% 05/01/13 (08/02/10) (c)(d)	2,270,000	2,122,450
Millicom International Cellular SA
	10.000% 12/01/13	5,115,000	5,268,450
			7,390,900
Media — 1.3%
Nielsen Finance LLC
	2.350% 08/04/13 (07/09/10) (c)(d)(f)	465,000	436,519
	2.350% 08/09/13 (07/09/10) (c)(d)(f)	3,912,549	3,672,906
	10.000% 08/01/14	975,000	996,937
Quebecor Media, Inc.
	7.750% 03/15/16	5,025,000	4,924,500
	9.750% 01/15/49 (g)(h)	1,885,000	98,020
			10,128,882
Satellite Telecommunications — 1.7%
Inmarsat Finance PLC
	7.375% 12/01/17 (b)	1,635,000	1,671,788
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	10,785,000	10,865,887
	8.875% 01/15/15 (b)	915,000	925,294
			13,462,969
Telecommunication Equipment — 0.6%
Lucent Technologies, Inc.
	6.450% 03/15/29	3,545,000	2,339,700
	6.500% 01/15/28	920,000	607,200
Nortel Networks Ltd.
	10.750% 07/15/16 (e)	2,180,000	1,760,350
			4,707,250

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 2.9%
American Tower Corp.
	7.250% 05/15/19	1,405,000	1,601,700
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	5,845,000	6,181,087
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	3,145,000	3,133,206
GCI, Inc.
	7.250% 02/15/14	3,225,000	3,220,969
	8.625% 11/15/19	1,800,000	1,795,500
Sable International Finance Ltd.
	7.750% 02/15/17 (b)	3,765,000	3,783,825
tw telecom holdings, Inc.
	8.000% 03/01/18 (b)	2,360,000	2,407,200
			22,123,487
Telephone-Integrated — 0.7%
Virgin Media Finance PLC
	8.375% 10/15/19	1,395,000	1,412,437
	9.125% 08/15/16	1,115,000	1,154,025
	9.500% 08/15/16	2,580,000	2,725,125
			5,291,587
Telecommunication Services Total			63,105,075
COMMUNICATIONS TOTAL			106,729,327
CONSUMER CYCLICAL — 12.5%
Airlines — 0.1%
Delta Air Lines, Inc.
	2.875% 02/06/24 (h)	1,555,000	33,044
	2.875% 02/18/49 (h)	905,000	19,231
	8.000% 06/03/23 (h)	2,885,000	61,306
	8.000% 06/03/49 (h)	2,256,000	47,940
	8.300% 12/15/29 (h)	1,023,000	21,739
	9.250% 03/15/49 (h)	715,000	15,194
	9.750% 05/15/49 (h)	2,335,000	49,619
	10.000% 08/15/49 (h)	1,945,000	41,331
	10.375% 12/15/22 (h)	2,990,000	63,537
	10.375% 02/01/49 (h)	4,295,000	91,269
Northwest Airlines, Inc.
	7.625% 11/15/23 (h)	2,552,500	3,191
	7.875% 03/15/13 (h)	2,390,800	3,108
	8.700% 03/15/49 (h)	260,000	338
	8.875% 06/01/49 (h)	971,900	1,263
	9.875% 03/15/37 (h)	4,278,500	5,562

5

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
10.000% 02/01/49 (h)	2,426,300	3,154
Airlines Total		460,826
Apparel — 0.8%
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.
8.000% 12/15/16	1,705,000	1,728,444
		1,728,444
Textile-Apparel — 0.6%
Unifi, Inc.
11.500% 05/15/14	3,984,000	4,093,560
		4,093,560
Apparel Total		5,822,004
Auto Manufacturers — 0.8%
Auto-Cars/Light Trucks — 0.7%
Ford Holdings LLC
9.300% 03/01/30	870,000	874,350
Ford Motor Co.
3.260% 12/16/13 (07/15/10) (c)(d)(f)	5,267,853	4,971,537
		5,845,887
Auto-Medium & Heavy Duty Trucks — 0.1%
Oshkosh Corp.
8.500% 03/01/20	580,000	603,200
		603,200
Auto Manufacturers Total		6,449,087
Auto Parts & Equipment — 2.5%
Auto/Truck Parts & Equipment-Original — 1.3%
Collins & Aikman Products Co.
12.875% 08/15/12 (b)(e)(g)	6,910,000	691
Lear Corp.
7.875% 03/15/18	940,000	942,350
8.125% 03/15/20	660,000	661,650
8.750% 12/01/16 (g)(h)	1,595,000	2,392
Tenneco Automotive, Inc.
8.125% 11/15/15	2,670,000	2,683,350
8.625% 11/15/14	755,000	761,606
10.250% 07/15/13	1,489,000	1,524,364
TRW Automotive, Inc.
7.000% 03/15/14 (b)	3,180,000	3,148,200
		9,724,603

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto/Truck Parts & Equipment-Replacement — 0.4%
Affinia Group, Inc.
	9.000% 11/30/14	1,470,000	1,477,350
	10.750% 08/15/16 (b)	1,000,000	1,090,000
Allison Transmission
	PIK,
	11.250% 11/01/15 (b)	679,800	715,490
			3,282,840
Rubber-Tires — 0.8%
Cooper Tire & Rubber Co.
	7.625% 03/15/27	855,000	763,088
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	3,250,000	3,380,000
	10.500% 05/15/16	1,815,000	1,973,812
			6,116,900
Auto Parts & Equipment Total			19,124,343
Distribution/Wholesale — 0.4%
ACE Hardware Corp.
	9.125% 06/01/16 (b)	3,055,000	3,200,113
Distribution/Wholesale Total			3,200,113
Entertainment — 3.6%
Casino Services — 0.7%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	1,460,000	1,387,000
FireKeepers Development Authority
	13.875% 05/01/15 (b)	785,000	906,675
Peninsula Gaming LLC
	8.375% 08/15/15	1,155,000	1,150,669
	10.750% 08/15/17	2,060,000	2,049,700
			5,494,044
Gambling (Non-Hotel) — 2.2%
Global Cash Access LLC
	8.750% 03/15/12	932,000	933,165
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	1,226,000	1,103,400
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	3,678,150
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	2,180,000	1,765,800

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Penn National Gaming, Inc.
	6.750% 03/01/15	3,755,000	3,745,612
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	2,825,000	2,648,438
Seminole Hard Rock Entertainment, Inc.
	3.037% 03/15/14 (09/15/10) (b)(c)(d)	3,280,000	2,796,200
			16,670,765
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (g)	187,287	181,855
			181,855
Professional Sports — 0.3%
MU Finance PLC
	8.375% 02/01/17 (b)	2,425,000	2,324,969
			2,324,969
Racetracks — 0.2%
Speedway Motorsports, Inc.
	8.750% 06/01/16	1,780,000	1,869,000
			1,869,000
Resorts/Theme Parks — 0.2%
Vail Resorts, Inc.
	6.750% 02/15/14	1,580,000	1,576,050
			1,576,050
Entertainment Total			28,116,683
Housewares — 0.1%
Libbey Glass, Inc.
	10.000% 02/15/15 (b)	690,000	714,150
Housewares Total			714,150
Leisure Time — 0.2%
Recreational Centers — 0.2%
Town Sports International, Inc.
	11.000% 02/01/14	1,690,000	1,537,900
			1,537,900
Leisure Time Total			1,537,900
Lodging — 1.6%
Casino Hotels — 0.4%
Ameristar Casinos, Inc.
	9.250% 06/01/14	1,360,000	1,424,600
MGM Mirage
	13.000% 11/15/13	412,000	474,830

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Seneca Gaming Corp.
	7.250% 05/01/12	1,275,000	1,246,312
			3,145,742
Hotels & Motels — 1.2%
Host Hotels & Resorts LP
	6.375% 03/15/15	1,635,000	1,602,300
	6.750% 06/01/16	2,220,000	2,195,025
	6.875% 11/01/14	1,090,000	1,087,275
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	2,190,000	2,190,000
	7.875% 05/01/12	2,345,000	2,520,875
			9,595,475
Lodging Total			12,741,217
Office Furnishings — 0.2%
Interface, Inc.
	11.375% 11/01/13	1,200,000	1,344,000
Office Furnishings Total			1,344,000
Retail — 2.2%
Retail-Apparel/Shoe — 0.2%
Phillips-Van Heusen Corp.
	7.375% 05/15/20	1,540,000	1,553,475
			1,553,475
Retail-Automobiles — 0.4%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	1,935,000	1,818,900
Sonic Automotive, Inc.
	8.625% 08/15/13	521,000	528,815
United Auto Group, Inc.
	7.750% 12/15/16	985,000	925,900
			3,273,615
Retail-Miscellaneous/Diversified — 0.6%
Sally Holdings LLC
	9.250% 11/15/14	1,945,000	2,017,937
Susser Holdings LLC
	8.500% 05/15/16 (b)	2,430,000	2,430,000
			4,447,937
Retail-Propane Distributors — 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	845,000	840,775
	7.250% 05/20/15	1,665,000	1,665,000
			2,505,775

9

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Regional Department Stores — 0.3%
JC Penney Corp., Inc.
7.125% 11/15/23	1,855,000	1,957,025
		1,957,025
Retail-Vitamins/Nutritional Supplements — 0.4%
NBTY, Inc.
7.125% 10/01/15	3,300,000	3,283,500
		3,283,500
Retail Total		17,021,327
CONSUMER CYCLICAL TOTAL		96,531,650
CONSUMER NON-CYCLICAL — 15.6%
Agriculture — 0.4%
Tobacco — 0.4%
Alliance One International, Inc.
10.000% 07/15/16 (b)	900,000	915,749
10.750% 07/15/16 (b)(m) (10.750% 07/15/16)	1,385,000	1,409,238
Reynolds American, Inc.
7.625% 06/01/16	635,000	720,172
		3,045,159
Agriculture Total		3,045,159
Beverages — 0.7%
Beverages-Non-Alcoholic — 0.5%
Cott Beverages, Inc.
8.375% 11/15/17 (b)	3,825,000	3,863,250
		3,863,250
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc.
8.375% 12/15/14	1,315,000	1,400,475
		1,400,475
Beverages Total		5,263,725
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
8.000% 09/15/16	1,440,000	1,501,200
		1,501,200
Biotechnology Total		1,501,200

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 3.2%
Commercial Services — 1.1%
KAR Holdings, Inc.
	8.750% 05/01/14	1,075,000	1,080,375
	10.000% 05/01/15	4,225,000	4,309,500
Quintiles Transnational Corp.
	PIK,
	9.500% 12/30/14 (b)	3,130,000	3,145,650
			8,535,525
Commercial Services-Finance — 1.1%
Cardtronics, Inc.
	9.250% 08/15/13	680,000	686,800
Lender Processing Services, Inc.
	8.125% 07/01/16	3,805,000	4,004,762
National Money Mart Co.
	10.375% 12/15/16 (b)	4,125,000	4,186,875
			8,878,437
Consulting Services — 0.3%
FTI Consulting, Inc.
	7.750% 10/01/16	2,025,000	2,045,250
			2,045,250
Schools — 0.6%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15 (b)	4,700,000	4,324,000
			4,324,000
Commercial Services Total			23,783,212
Food — 1.6%
Food-Meat Products — 1.1%
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	2,090,000	2,314,675
Tyson Foods, Inc.
	8.250% 10/01/11	2,420,000	2,613,600
	10.500% 03/01/14	3,465,000	4,036,725
			8,965,000
Food-Miscellaneous/Diversified — 0.1%
B&G Foods, Inc.
	7.625% 01/15/18	630,000	633,150
			633,150
Food-Retail — 0.4%
American Stores Co.
	7.900% 05/01/17	2,425,000	2,291,625
	8.000% 06/01/26	175,000	148,750

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Stater Brothers Holdings
	8.125% 06/15/12	385,000	385,000
			2,825,375
Food Total			12,423,525
Healthcare Products — 2.9%
Medical Products — 2.9%
Biomet, Inc.
	10.000% 10/15/17	1,380,000	1,483,500
	11.625% 10/15/17	2,380,000	2,576,350
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	4,700,000	4,935,000
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,720,200
Invacare Corp.
	9.750% 02/15/15	2,110,000	2,268,250
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	2,760,000	2,815,200
Universal Hospital Services, Inc.
	4.134% 06/01/15 (12/01/10) (c)(d)	3,455,000	2,902,200
	PIK,
	8.500% 06/01/15	1,820,000	1,792,700
			22,493,400
Healthcare Products Total			22,493,400
Healthcare Services — 3.1%
Medical-Hospitals — 2.3%
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	1,620,000	1,636,200
Community Health Systems, Inc.
	2.788% 07/25/14 (08/31/10) (c)(d)(f)	7,233,974	6,745,682
	2.788% 07/14/25 (08/31/10) (c)(d)(f)	290,824	271,193
	2.788% 12/29/99 (08/31/10) (c)(d)(f)	150,000	139,875
	8.875% 07/15/15	3,985,000	4,109,531
HCA, Inc.
	6.300% 10/01/12	4,305,000	4,283,475
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	500,000	480,000
			17,665,956
Medical-Nursing Homes — 0.5%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,559,000	1,609,668

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Sun Healthcare Group, Inc.
	9.125% 04/15/15	2,285,000	2,393,537
			4,003,205
Physical Therapy/Rehab Centers — 0.3%
Healthsouth Corp.
	8.125% 02/15/20	1,655,000	1,626,038
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	174,250
			1,800,288
Healthcare Services Total			23,469,449
Household Products/Wares — 1.2%
Consumer Products-Miscellaneous — 0.9%
Central Garden & Pet Co.
	8.250% 03/01/18	1,950,000	1,932,938
Jarden Corp.
	7.500% 05/01/17	2,345,000	2,298,100
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (b)	3,000,000	3,093,750
			7,324,788
Soap & Cleaning Preparations — 0.3%
JohnsonDiversey, Inc.
	8.250% 11/15/19 (b)	2,045,000	2,106,350
			2,106,350
Household Products/Wares Total			9,431,138
Pharmaceuticals — 2.4%
Medical-Drugs — 1.8%
Catalent Pharma Solutions, Inc.
	PIK,
	9.500% 04/15/15 (10/15/10) (c)(d)	4,304,467	4,100,005
Lantheus Medical Imaging, Inc.
	9.750% 05/15/17 (b)	1,600,000	1,584,000
Phibro Animal Health Corp.
	10.000% 08/01/13 (b)	5,385,000	5,654,250
Valeant Pharmaceuticals International
	8.375% 06/15/16	2,290,000	2,587,700
			13,925,955
Medical-Generic Drugs — 0.4%
Mylan, Inc.
	7.625% 07/15/17 (b)	3,215,000	3,279,300
			3,279,300

13

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmacy Services — 0.2%
BioScrip, Inc.
10.250% 10/01/15 (b)	1,595,000	1,579,050
		1,579,050
Pharmaceuticals Total		18,784,305
CONSUMER NON-CYCLICAL TOTAL		120,195,113
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Diversified Operations — 0.3%
Leucadia National Corp.
7.125% 03/15/17	2,165,000	2,089,225
		2,089,225
Diversified Holding Companies Total		2,089,225
DIVERSIFIED TOTAL		2,089,225
ENERGY — 13.9%
Coal — 1.0%
Arch Coal, Inc.
8.750% 08/01/16 (b)	1,105,000	1,151,963
Consol Energy, Inc.
8.000% 04/01/17 (b)	3,230,000	3,334,975
Peabody Energy Corp.
6.875% 03/15/13	1,440,000	1,450,800
7.875% 11/01/26	1,855,000	1,947,750
Coal Total		7,885,488
Energy-Alternate Sources — 0.4%
Headwaters, Inc.
11.375% 11/01/14	2,460,000	2,484,600
Salton Sea Funding
8.300% 05/30/11	1,390	1,425
Energy-Alternate Sources Total		2,486,025
Oil & Gas — 8.8%
Oil & Gas Drilling — 0.2%
Pride International, Inc.
7.375% 07/15/14	1,730,000	1,723,512
		1,723,512
Oil Companies-Exploration & Production — 7.9%
Berry Petroleum Co.
10.250% 06/01/14	2,205,000	2,370,375
Chaparral Energy, Inc.
8.500% 12/01/15	3,930,000	3,654,900

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Chesapeake Energy Corp.
	6.375% 06/15/15	1,185,000	1,223,513
Comstock Resources, Inc.
	6.875% 03/01/12	1,635,000	1,622,737
Concho Resources, Inc.
	8.625% 10/01/17	1,500,000	1,545,000
Continental Resources Inc/OK
	8.250% 10/01/19	1,600,000	1,672,000
Denbury Resources, Inc.
	9.750% 03/01/16	1,625,000	1,755,000
Forest Oil Corp.
	8.000% 12/15/11	475,000	494,000
	8.500% 02/15/14	2,000,000	2,085,000
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	4,495,000	4,427,575
	9.000% 06/01/16 (b)	1,110,000	1,137,750
KCS Energy, Inc.
	7.125% 04/01/12	803,000	800,993
Linn Energy LLC
	9.875% 07/01/18	2,020,000	2,141,200
	11.750% 05/15/17	2,005,000	2,275,675
Mariner Energy, Inc.
	7.500% 04/15/13	2,470,000	2,531,750
Newfield Exploration Co.
	6.625% 04/15/16	3,310,000	3,326,550
PetroHawk Energy Corp.
	7.875% 06/01/15	2,720,000	2,726,800
	10.500% 08/01/14	1,000,000	1,075,000
Petroquest Energy, Inc.
	10.375% 05/15/12	3,575,000	3,619,687
Plains Exploration & Production Co.
	7.000% 03/15/17	1,175,000	1,122,125
	7.625% 06/01/18	930,000	909,075
	10.000% 03/01/16	2,520,000	2,696,400
Range Resources Corp.
	6.375% 03/15/15	1,420,000	1,402,250
	7.500% 05/15/16	1,595,000	1,608,956
Rosetta Resources, Inc.
	9.500% 04/15/18 (b)	1,995,000	1,985,025
Stone Energy Corp.
	6.750% 12/15/14	2,714,000	2,306,900

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
W&T Offshore, Inc.
	8.250% 06/15/14 (b)	1,860,000	1,674,000
Whiting Petroleum Corp.
	7.000% 02/01/14	6,540,000	6,670,800
			60,861,036
Oil Refining & Marketing — 0.7%
Frontier Oil Corp.
	6.625% 10/01/11	2,475,000	2,484,281
	8.500% 09/15/16	2,290,000	2,318,625
Holly Corp.
	9.875% 06/15/17	455,000	467,513
			5,270,419
Oil & Gas Total			67,854,967
Oil & Gas Services — 0.9%
Oil-Field Services — 0.9%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (b)	1,640,000	1,644,100
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	2,590,375
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	2,950,000	2,817,250
			7,051,725
Oil & Gas Services Total			7,051,725
Pipelines — 2.8%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,400,056
Copano Energy LLC / Copano Energy Finance Corp.
	7.750% 06/01/18	5,175,000	4,890,375
Crosstex Energy LP / Crosstex Energy Finance Corp.
	8.875% 02/15/18	1,165,000	1,163,544
El Paso Natural Gas Co.
	7.625% 08/01/10	5,240,000	5,244,501
	8.375% 06/15/32	1,250,000	1,462,489
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,025,062
	8.500% 07/15/16	5,100,000	5,151,000

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	1,198,000	1,233,940
Pipelines Total			21,570,967
ENERGY TOTAL			106,849,172
FINANCIALS — 9.7%
Banks — 0.6%
Commercial Banks-Central US — 0.4%
CapitalSource, Inc.
	12.750% 07/15/14 (b)	2,845,000	3,193,512
			3,193,512
Mortgage Banks — 0.2%
Provident Funding Associates
	10.250% 04/15/17 (b)	1,600,000	1,616,000
			1,616,000
Banks Total			4,809,512
Diversified Financial Services — 6.4%
Finance-Auto Loans — 5.4%
Ally Financial, Inc.
	6.875% 09/15/11	2,830,000	2,868,913
	7.250% 03/02/11	580,000	589,425
	8.000% 11/01/31	5,247,000	4,840,358
	8.300% 02/12/15 (b)	5,395,000	5,462,437
AmeriCredit Corp.
	8.500% 07/01/15	2,560,000	2,630,400
Credit Acceptance Corp.
	9.125% 02/01/17 (b)	1,695,000	1,703,475
Daimler Chrysler 2nd Lien
	6.850% 08/03/13 (07/15/10) (c)(d)	5,132,000	5,102,676
Ford Motor Credit Co.
	5.787% 06/15/11 (09/15/10) (c)(d)	2,350,000	2,379,375
	7.250% 10/25/11	4,100,000	4,211,807
	7.800% 06/01/12	630,000	648,748
	8.125% 01/15/20	7,700,000	7,859,328
	9.875% 08/10/11	1,860,000	1,957,170
	12.000% 05/15/15	1,320,000	1,528,033
			41,782,145
Investment Management/Advisor Service — 0.5%
Janus Capital Group, Inc.
	6.500% 06/15/12	480,000	495,391
	6.950% 06/15/17	3,065,000	3,076,855

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Nuveen Investments, Inc.
	10.500% 11/15/15	230,000	200,100
			3,772,346
Special Purpose Entity — 0.5%
Harley-Davidson Funding Corp.
	6.800% 06/15/18 (b)	3,690,000	3,885,334
			3,885,334
Diversified Financial Services Total			49,439,825
Insurance — 2.3%
Insurance Brokers — 0.8%
HUB International Holdings, Inc.
	9.000% 12/15/14 (b)	2,495,000	2,364,012
Trinity Acquisition Ltd.
	12.875% 12/31/16 (b)(g)	1,840,000	2,551,013
USI Holdings Corp.
	4.311% 11/15/14 (08/16/10) (b)(c)(d)	780,000	637,650
	9.750% 05/15/15 (b)	840,000	770,700
			6,323,375
Multi-Line Insurance — 0.6%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	875,000	885,938
	7.750% 07/15/37	3,590,000	3,338,700
	8.300% 04/15/26	185,000	183,150
			4,407,788
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37 (b)(e)	180,000	1,800
	8.450% 12/01/97 (b)(e)	4,600,000	46,000
	9.150% 07/01/26 (b)(e)	9,865,000	98,650
			146,450
Property/Casualty Insurance — 0.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	6,950,000	6,984,750
			6,984,750
Insurance Total			17,862,363

18

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Health Care — 0.4%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	2,920,000	2,912,700
		2,912,700
Real Estate Investment Trusts (REITs) Total		2,912,700
FINANCIALS TOTAL		75,024,400
INDUSTRIALS — 8.8%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.4%
DAE Aviation Holdings, Inc.
4.090% 07/31/14 (07/30/10) (c)(d)(f)	555,079	499,571
11.250% 08/01/15 (b)	2,565,000	2,539,350
		3,038,921
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	1,540,000	1,617,000
		1,617,000
Aerospace & Defense Total		4,655,921
Building Materials — 1.4%
Building & Construction Products-Miscellaneous — 0.4%
Building Materials Corp. of America
7.500% 03/15/20 (b)	3,210,000	3,153,825
		3,153,825
Building Products-Air & Heating — 0.3%
Goodman Global, Inc.
PIK,
13.500% 02/15/16	1,835,000	2,018,500
		2,018,500
Building Products-Cement/Aggregation — 0.7%
Texas Industries, Inc.
7.250% 07/15/13	5,800,000	5,611,500
		5,611,500
Building Materials Total		10,783,825
Building Products — 0.2%
Chemicals-Plastics — 0.2%
CPG International I, Inc.
10.500% 07/01/13	1,300,000	1,293,500
		1,293,500
Building Products Total		1,293,500

19

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — 0.4%
Wire & Cable Products — 0.4%
Belden, Inc.
7.000% 03/15/17	3,268,000	3,157,705
		3,157,705
Electrical Components & Equipment Total		3,157,705
Environmental Control — 0.8%
Pollution Control — 0.8%
Geo Sub Corp.
11.000% 05/15/12	6,165,000	6,111,056
		6,111,056
Environmental Control Total		6,111,056
Metal Fabricate/Hardware — 1.0%
Metal Processors & Fabrication — 0.7%
Neenah Foundary Co.
1.000% 11/02/10 (g)(i)	2,000,000	2,000,000
9.500% 01/01/17 (e)	3,770,000	1,762,475
12.500% 11/05/10 (07/07/10) (c)(d)(f)(g)	2,000,000	2,000,000
		5,762,475
Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc.
7.375% 06/01/17	2,205,000	1,934,888
		1,934,888
Metal Fabricate/Hardware Total		7,697,363
Miscellaneous Manufacturing — 1.5%
Diversified Manufacturing Operators — 1.3%
Actuant Corp.
6.875% 06/15/17	2,215,000	2,159,625
Amsted Industries, Inc.
8.125% 03/15/18 (b)	5,460,000	5,446,350
SPX Corp.
7.625% 12/15/14	2,335,000	2,399,212
Tyco Electronics Group SA
6.000% 10/01/12	375,000	404,964
		10,410,151
Firearms & Ammunition — 0.2%
Colt Defense LLC/Colt Finance Corp.
8.750% 11/15/17 (b)	1,640,000	1,299,700
		1,299,700
Miscellaneous Manufacturing Total		11,709,851

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 1.5%
Containers-Metal/Glass — 1.1%
Greif, Inc.
	6.750% 02/01/17	1,535,000	1,506,219
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,120,000	4,192,100
Silgan Holdings, Inc.
	6.750% 11/15/13	2,375,000	2,410,625
			8,108,944
Containers-Paper/Plastic — 0.4%
Plastipak Holdings, Inc.
	8.500% 12/15/15 (b)	1,000,000	1,003,000
	10.625% 08/15/19 (b)	2,200,000	2,442,000
			3,445,000
Packaging & Containers Total			11,553,944
Transportation — 1.4%
Automotive — 0.0%
BHM Technologies
	8.500% 10/11/26 (c)(f)(g)(j)	1,266,522	66,492
			66,492
Transportation-Marine — 0.3%
Martin Midstream Partners & Finance
	8.875% 04/01/18 (b)	2,025,000	2,004,750
			2,004,750
Transportation-Railroad — 0.2%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	1,850,000	1,882,375
			1,882,375
Transportation-Services — 0.3%
syncreon Global Ireland Ltd./syncreon Global Finance U.S., Inc.
	9.500% 05/01/18 (b)	2,410,000	2,325,650
			2,325,650
Transportation-Shipping — 0.6%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,945,000	2,915,550
Greenbrier Companies, Inc.
	8.375% 05/15/15	1,970,000	1,856,725
			4,772,275
Transportation Total			11,051,542
INDUSTRIALS TOTAL			68,014,707

21

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 1.2%
Software — 1.2%
Application Software — 1.2%
SS&C Technologies, Inc.
	11.750% 12/01/13	2,922,000	3,053,490
Sungard Data Systems, Inc.
	4.875% 01/15/14	3,585,000	3,369,900
	10.625% 05/15/15	2,725,000	2,912,344
			9,335,734
Software Total			9,335,734
TECHNOLOGY TOTAL			9,335,734
UTILITIES — 6.6%
Electric — 6.2%
Electric-Generation — 0.8%
Cedar Brakes LLC
	8.500% 02/15/14 (b)	1,254,327	1,256,158
	9.875% 09/01/13 (b)	1,895,331	1,955,698
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.237% 07/02/17	122,909	127,825
	9.681% 07/02/26	2,490,000	2,589,600
			5,929,281
Electric-Integrated — 2.8%
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (b)	4,020,000	4,110,450
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,475,000	2,530,687
	8.625% 11/14/11	1,575,000	1,638,000
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	3,100,831
Public Service Co. of New Mexico
	7.950% 05/15/18	3,265,000	3,438,940
Texas Competitive Electric Holdings Co. LLC
	3.850% 10/10/14 (07/09/10) (c)(d)(f)	2,778,454	2,046,070
	3.900% 10/10/14 (07/09/10) (c)(d)(f)	6,906,440	5,089,183
			21,954,161
Independent Power Producer — 2.6%
AES Eastern Energy LP
	9.000% 01/02/17	3,767,026	3,880,037
Calpine Corp.
	3.135% 03/29/14 (09/30/10) (c)(d)	7,106,412	6,489,533
RRI Energy, Inc.
	6.750% 12/15/14	2,455,000	2,479,550

22

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
7.625% 06/15/14	1,130,000	1,113,050
7.875% 06/15/17	6,700,000	6,331,500
		20,293,670
Electric Total		48,177,112
Gas Utilities — 0.4%
Retail-Propane Distributors — 0.4%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	2,949,000	2,971,117
		2,971,117
Gas Utilities Total		2,971,117
UTILITIES TOTAL		51,148,229

Total Corporate Fixed-Income Bonds & Notes (cost of $694,479,250)		702,362,510

Convertible Bonds — 1.1%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
4.750% 12/15/06 (g)(j)	3,896,787	390
		390
Internet Total		390
COMMUNICATIONS TOTAL		390
CONSUMER CYCLICAL — 0.7%
Retail — 0.7%
Sonic Automotive, Inc.
5.000% 10/01/29	1,575,000	1,541,531
United Auto Group, Inc.
3.500% 04/01/26	3,408,000	3,420,780
Retail Total		4,962,131
CONSUMER CYCLICAL TOTAL		4,962,131

23

	Par (a)	Value ($)
Convertible Bonds — (continued)
DIVERSIFIED — 0.4%
Diversified Holding Companies — 0.4%
Icahn Enterprises LP
4.000% 08/15/13 (07/15/10) (b)(c)(d)	3,540,000	3,097,500
Diversified Holding Companies Total		3,097,500
DIVERSIFIED TOTAL		3,097,500

Total Convertible Bonds (cost of $7,421,382)		8,060,201

	Shares
Preferred Stocks — 0.4%
FINANCIALS — 0.4%
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Diversified — 0.4%
Sovereign Real Estate Investment Corp., 12.00% (b)	2,581	2,735,860
		2,735,860
Real Estate Investment Trusts (REITs) Total		2,735,860
FINANCIALS TOTAL		2,735,860
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (g)(k)	1,378	14
Automotive Total		14
TRANSPORTATION TOTAL		14

Total Preferred Stocks (cost of $2,524,997)		2,735,874

Common Stocks — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications (g)(k)(l)	275,078	—
Verits Holdings, Inc. (g)	1,908	19

24

	Shares	Value ($)
Common Stocks — (continued)
COMMUNICATIONS — (continued)
Ziff Davis Media, Inc. (g)(k)	12,260	123
Media Total		142
COMMUNICATIONS TOTAL		142
CONSUMER NON-CYCLICAL — 0.0%
Consumer Services — 0.0%
World Color Press, Inc. (k)	13,537	150,937
Consumer Services Total		150,937
CONSUMER NON-CYCLICAL TOTAL		150,937
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Adelphia Recovery Trust (g)(k)	1,410,902	14,109
Diversified Financial Services Total		14,109
FINANCIALS TOTAL		14,109
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
Loral Space & Communications, Inc. (k)	101	4,315
Communications Equipment Total		4,315
INFORMATION TECHNOLOGY TOTAL		4,315
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (k)(g)	115,119	1,151
Automotive Total		1,151
TRANSPORTATION TOTAL		1,151

Total Common Stocks (cost of $5,057,572)		170,654

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(g)(k)(l)	1,366	—
			—
Media Total			—
COMMUNICATIONS TOTAL			—
CONSUMER NON-CYCLICAL — 0.0%
Commercial Services — 0.0%
World Color Press, Inc.	Expires 07/14/20(k)	7,672	11,508

25

		Units	Value ($)
Warrants — (continued)
CONSUMER NON-CYCLICAL — (continued)
World Color Press, Inc.	Expires 07/14/20(k)	7,672	6,368
	Commercial Services Total		17,876
	CONSUMER NON-CYCLICAL TOTAL		17,876

	Total Warrants (cost of $295,300)		17,876

	Par (a)
Short-Term Obligation — 7.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10, at 0.00%, collateralized by a U.S. Government Agency obligation maturing 06/08/12, market value $55,938,987 (repurchase proceeds $54,838,000)	54,838,000	54,838,000

Total Short-Term Obligation (cost of $54,838,000)		54,838,000

Total Investments — 99.6% (cost of $764,616,501)(n)(o)		768,185,115

Other Assets & Liabilities, Net — 0.4%		3,354,590

Net Assets — 100.0%		771,539,705

26

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If event materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

27

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$66,444,953	$—	$66,444,953
Communications	—	106,349,940	379,387	106,729,327
Consumer Cyclical	—	96,346,712	184,938	96,531,650
Consumer Non-Cyclical	—	120,195,113	—	120,195,113
Diversified	—	2,089,225	—	2,089,225
Energy	—	106,849,172	—	106,849,172
Financials	—	72,473,387	2,551,013	75,024,400
Industrials	—	63,948,215	4,066,492	68,014,707
Technology	—	9,335,734	—	9,335,734
Utilities	—	51,148,229	—	51,148,229
Total Corporate Fixed-Income Bonds & Notes	—	695,180,680	7,181,830	702,362,510
Convertible Bonds
Communications	—	—	390	390
Consumer Cyclical	—	4,962,311	—	4,962,311
Diversified	—	3,097,500	—	3,097,500
Total Convertible Bonds	—	8,059,811	390	8,060,201
Preferred Stocks
Financials	—	2,735,860	—	2,735,860
Transportation	—	—	14	14
Total Preferred Stocks	—	2,735,860	14	2,735,874
Common Stocks
Communications	—	—	142	142
Consumer Non-Cyclical	150,937	—	—	150,937
Financials	—	—	14,109	14,109
Information Technology	4,315	—	—	4,315
Transportation	—	—	1,151	1,151
Total Common Stocks	155,252	—	15,402	170,654
Total Warrants	17,876	—	—	17,876
Total Short-Term Obligation	—	54,838,000	—	54,838,000
Total Investments	$173,128	$760,814,351	$7,197,636	$768,185,115

28

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate fixed income securities classified as Level 3 securities are valued using the market approach to determine fair value for these securities and may utilize market quotations from broker dealers, as well as, management consideration of various factors including, but not limited to, trades of similar securities, earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Certain common stock, preferred stock, warrants and convertible bonds are classified as Level 3 are valued using a income approach to determine fair value for these securities, management considered estimates of distributions from potential actions related to the respective company’s bankruptcy filing.  Certain asset backed securities are classified as Level 3 securities are valued using the market approach to determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable.

The following table reconciles asset balances for the three month period ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Common Stocks
Communications	$142	$—	$—	$—	$—	$—	$—	$—	$142
Financials	14,109	—	—	—	—	—	—	—	14,109
Transportation	1,151	—	—	—	—	—	—	—	1,151
Preferred Stocks
Transportation	14	—	—	—	—	—	—	—	14
Convertible Bonds
Communications	390	—	—	—	—	—	—	—	390
Corporate Fixed-Income Bonds & Notes
Communications	250,353	—	—	129,034	716,432	(716,432)	—	—	379,387
Consumer Cyclical	113,063	2,595	—	66,887	—	—	2,393	—	184,938
Financials	2,532,381	—	—	18,632	—	—	—	—	2,551,013
Industrials	4,066,492	(17,470)	—	17,470	—	—	—	—	4,066,492
	$6,978,095	$14,875	$—	$232,023	$716,432	$(716,432)	$2,393	$—	$7,197,636

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $232,023.

There were no significant transfers between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$2,393	$2,393	$—

Financial assets were transferred from Level 2 to Level 3 due to management’s determination and consideration of estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid except for the following, amounted to $178,470,489, which represents 23.1% of net assets.

29

Acquisition
Security	Date	Par/Shares	Cost	Value
Lumbermens Mutual Casualty:
8.300% 12/01/37	02/28/08	$180,000	$20,250	$1,800
8.450% 12/01/97	02/28/08	$4,600,000	422,625	46,000
9.150% 07/01/26	02/28/08	$9,865,000	2,090,824	98,650
ION Media Networks, Inc., PIK 10.070% 01/15/13	02/28/08	$1,254,550	1,137,893	125
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	08/21/00-10/17/06	2,581	2,524,923	2,735,860
Trinity Acquisition Ltd., 12.875%12/31/16	03/06/09	$1,840,000	1,840,000	2,551,013
$5,433,448

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(d)	Parenthetical date represents the interest rate reset date for the security.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of these securities amounted to $5,301,941, which represents 0.7% of net assets.

(f)	Loan participation agreement.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $7,197,636, which represents 0.9% of net assets.

(h)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(i)	Security purchased on a delayed delivery basis.
(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of these securities amounted to $66,882, which represents less than 0.1% of net assets.
(k)	Non-income producing security.
(l)	Security has no value.
(m)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(n)	Cost for federal income tax purposes is $764,616,501.
(o)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Appreciation
$37,824,946	$(34,256,332)		$3,568,614

	Acronym	Name

	CAD	Canadian Dollar
	PIK	Payment-In-Kind

30

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares	Value ($)*
Investment Companies — 98.5%
BofA Cash Reserves, Capital Class Shares	2,757,251	2,757,251
Columbia Acorn International, Class Z (a)	330,735	10,626,503
Columbia Acorn USA, Class Z (a)	406,891	8,845,814
Columbia Contrarian Core Fund, Class Z (a)	1,694,139	19,194,595
Columbia Convertible Securities Fund, Class Z (a)	851,334	10,667,213
Columbia Core Bond Fund, Class Z (a)	11,620,123	127,705,150
Columbia Disciplined Value Fund, Class Z (a)	814,304	7,670,746
Columbia Dividend Income Fund, Class Z (a)	1,423,189	15,683,546
Columbia Emerging Markets Fund, Class Z (a)	2,425,632	23,892,473
Columbia Energy and Natural Resources Fund, Class Z (a)	2,032,712	35,165,911
Columbia High Income Fund, Class Z (a)	5,343,969	41,576,077
Columbia International Value Fund, Class Z (a)	1,513,475	18,464,401
Columbia Large Cap Core Fund, Class Z (a)	1,794,299	19,163,112
Columbia Large Cap Growth Fund, Class Z (a)	676,754	12,831,253
Columbia Large Cap Value Fund, Class Z (a)	814,938	7,644,123
Columbia Marsico Focused Equities Fund, Class Z (a)	567,397	10,179,099
Columbia Marsico International Opportunities Fund, Class Z (a)	1,944,195	18,236,550
Columbia Mid Cap Growth Fund, Class Z (a)	1,138,981	22,768,236
Columbia Mid Cap Value Fund, Class Z (a)	2,137,544	22,679,345
Columbia Pacific/Asia Fund, Class Z (a)	1,183,085	8,021,318
Columbia Real Estate Equity Fund, Class Z (a)	1,450,023	15,225,243
Columbia Select Large Cap Growth Fund, Class Z (a)	1,621,929	15,343,447
Columbia Small Cap Growth Fund I, Class Z (a)	211,724	5,113,142
Columbia Small Cap Growth Fund II, Class Z (a)	414,564	3,847,154
Columbia Small Cap Value Fund I, Class Z (a)	250,133	9,405,000
Columbia Small Cap Value Fund II, Class Z (a)	783,150	8,285,725

1

		Shares	Value ($)
Investment Companies — (continued)
	Columbia U.S. Treasury Index Fund, Class Z (a)	241,843	2,788,446
	Columbia Value and Restructuring Fund, Class Z (a)	199,063	7,592,247
	iShares MSCI Japan Index Fund	865,000	7,958,000

	Total Investment Companies (cost of $522,928,005)		519,331,120

		Par ($)
Government & Agency Obligations — 1.6%
U.S. GOVERNMENT OBLIGATIONS — 1.6%
U.S. Treasury Inflation Indexed Bonds	2.125% 02/15/40	131,117	143,665
U.S. Treasury Inflation Indexed Bonds	2.375% 01/15/25	1,191,195	1,321,389
U.S. Treasury Inflation Indexed Bonds	3.875% 04/15/29	1,160,311	1,557,083
U.S. Treasury Inflation Indexed Notes	1.625% 01/15/15	1,010,378	1,066,580
U.S. Treasury Inflation Indexed Notes	1.875% 07/15/13	664,681	703,055
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/14	790,466	842,093
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/16	691,954	746,500
U.S. Treasury Inflation Indexed Notes	2.125% 01/15/19	776,743	847,621
U.S. Treasury Inflation Indexed Notes	2.625% 07/15/17	567,983	640,711
U.S. Treasury Inflation Indexed Notes	3.000% 07/15/12	497,100	528,829
	U.S. GOVERNMENT OBLIGATIONS TOTAL		8,397,526

	Total Government & Agency Obligations (cost of $8,267,705)		8,397,526

	Total Investments — 100.1% (cost of $531,195,710)(b)(c)		527,728,646

	Other Assets & Liabilities, Net — (0.1)%		(509,024)

	Net Assets — 100.0%		527,219,622

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

2

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of June 30, 2010.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $531,195,710.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$31,659,332	$(35,126,396)	$(3,467,064)

3

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies — 100.1%
Columbia Acorn International, Class Z (a)	436,058	14,010,538
Columbia Acorn USA, Class Z (a)	464,049	10,088,432
Columbia Contrarian Core Fund, Class Z (a)	1,802,584	20,423,272
Columbia Convertible Securities Fund, Class Z (a)	703,662	8,816,888
Columbia Core Bond Fund, Class Z (a)	1,325,016	14,561,922
Columbia Disciplined Value Fund, Class Z (a)	906,227	8,536,660
Columbia Dividend Income Fund, Class Z (a)	780,477	8,600,853
Columbia Emerging Markets Fund, Class Z (a)	2,317,966	22,831,961
Columbia Energy and Natural Resources Fund, Class Z (a)	1,449,298	25,072,856
Columbia International Value Fund, Class Z (a)	1,438,161	17,545,558
Columbia Large Cap Core Fund, Class Z (a)	1,581,023	16,885,326
Columbia Large Cap Growth Fund, Class Z (a)	625,527	11,859,987
Columbia Large Cap Value Fund, Class Z (a)	903,049	8,470,596
Columbia Marsico Focused Equities Fund, Class Z (a)	612,276	10,984,226
Columbia Marsico International Opportunities Fund, Class Z (a)	1,837,938	17,239,858
Columbia Mid Cap Growth Fund, Class Z (a)	1,257,334	25,134,099
Columbia Mid Cap Value Fund, Class Z (a)	2,365,197	25,094,737
Columbia Pacific/Asia Fund, Class Z (a)	784,811	5,321,018
Columbia Real Estate Equity Fund, Class Z (a)	797,510	8,373,858
Columbia Select Large Cap Growth Fund, Class Z (a)	1,519,184	14,371,480
Columbia Small Cap Growth Fund I, Class Z (a)	210,266	5,077,926
Columbia Small Cap Growth Fund II, Class Z (a)	547,095	5,077,045
Columbia Small Cap Value Fund I, Class Z (a)	285,346	10,729,000
Columbia Small Cap Value Fund II, Class Z (a)	893,319	9,451,316
Columbia U.S. Treasury Index Fund, Class Z (a)	318,787	3,675,619
Columbia Value and Restructuring Fund, Class Z (a)	220,954	8,427,193

1

		Shares	Value ($)
Investment Companies — (continued)
	iShares MSCI Japan Index Fund	573,000	5,271,600

	Total Investment Companies (cost of $362,377,104)		341,933,824

	Total Investments — 100.1% (cost of $362,377,104)(b)(c)		341,933,824

	Other Assets & Liabilities, Net — (0.1)%		(352,851)

	Net Assets — 100.0%		341,580,973

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of June 30, 2010.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $362,377,104.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$28,805,267	$(49,248,547)	$(20,443,280)

2

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

	Shares	Value ($)*
Investment Companies — 97.0%
BofA Cash Reserves, Capital Class Shares	684,127	684,127
Columbia Acorn USA, Class Z (a)	42,177	916,929
Columbia Contrarian Core Fund, Class Z (a)	251,657	2,851,274
Columbia Convertible Securities Fund, Class Z (a)	316,392	3,964,391
Columbia Core Bond Fund, Class Z (a)	3,955,716	43,473,317
Columbia Disciplined Value Fund, Class Z (a)	134,329	1,265,382
Columbia Dividend Income Fund, Class Z (a)	410,526	4,523,997
Columbia Emerging Markets Fund, Class Z (a)	466,970	4,599,650
Columbia Energy and Natural Resources Fund, Class Z (a)	359,062	6,211,769
Columbia High Income Fund, Class Z (a)	2,123,070	16,517,488
Columbia International Value Fund, Class Z (a)	106,961	1,304,920
Columbia Large Cap Core Fund, Class Z (a)	266,997	2,851,528
Columbia Large Cap Growth Fund, Class Z (a)	100,698	1,909,229
Columbia Marsico Focused Equities Fund, Class Z (a)	68,560	1,229,974
Columbia Marsico International Opportunities Fund, Class Z (a)	135,499	1,270,983
Columbia Mid Cap Growth Fund, Class Z (a)	156,540	3,129,229
Columbia Mid Cap Value Fund, Class Z (a)	291,538	3,093,223
Columbia Pacific/Asia Fund, Class Z (a)	94,972	643,914
Columbia Real Estate Equity Fund, Class Z (a)	239,043	2,509,950
Columbia Select Large Cap Growth Fund, Class Z (a)	268,472	2,539,742
Columbia Short Term Bond Fund, Class Z (a)	1,241,057	12,348,522
Columbia Small Cap Growth Fund I, Class Z (a)	39,320	949,584
Columbia Small Cap Value Fund I, Class Z (a)	26,516	997,000
Columbia Small Cap Value Fund II, Class Z (a)	83,020	878,347
Columbia U.S. Treasury Index Fund, Class Z (a)	240,470	2,772,614
iShares MSCI Japan Index Fund	218,000	2,005,600

1

		Shares	Value ($)
Investment Companies — (continued)
	Mortgage and Asset-Backed Portfolio (a)	437,557	4,130,534

	Total Investment Companies (cost of $129,482,573)		129,573,217

		Par ($)
Government & Agency Obligations — 3.1%
U.S. GOVERNMENT OBLIGATIONS — 3.1%
U.S. Treasury Inflation Indexed Bonds	2.125% 02/15/40	65,558	71,832
U.S. Treasury Inflation Indexed Bonds	2.375% 01/15/25	589,815	654,280
U.S. Treasury Inflation Indexed Bonds	3.875% 04/15/29	563,580	756,298
U.S. Treasury Inflation Indexed Notes	1.625% 01/15/15	496,626	524,251
U.S. Treasury Inflation Indexed Notes	1.875% 07/15/13	332,340	351,528
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/14	395,233	421,046
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/16	334,994	361,401
U.S. Treasury Inflation Indexed Notes	2.125% 01/15/19	385,833	421,040
U.S. Treasury Inflation Indexed Notes	2.625% 07/15/17	278,732	314,423
U.S. Treasury Inflation Indexed Notes	3.000% 07/15/12	242,488	257,966
	U.S. GOVERNMENT OBLIGATIONS TOTAL		4,134,065

	Total Government & Agency Obligations (cost of $4,070,250)		4,134,065

	Total Investments — 100.1% (cost of $133,552,823)(b)(c)		133,707,282

	Other Assets & Liabilities, Net — (0.1)%		(164,429)

	Net Assets — 100.0%		133,542,853

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

2

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of June 30, 2010.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $133,552,823.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,550,585	$(4,396,126)	$154,459

3

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia LifeGoal Income Portfolio

	Shares	Value ($)*
Investment Companies — 95.4%
BofA Cash Reserves, Capital Class Shares	594,005	594,005
Columbia Convertible Securities Fund, Class Z (a)	115,692	1,449,615
Columbia Core Bond Fund, Class Z (a)	1,182,829	12,999,289
Columbia Dividend Income Fund, Class Z (a)	129,696	1,429,249
Columbia Energy and Natural Resources Fund, Class Z (a)	48,461	838,377
Columbia High Income Fund, Class Z (a)	501,184	3,899,208
Columbia International Value Fund, Class Z (a)	47,246	576,402
Columbia Mid Cap Value Fund, Class Z (a)	—	1
Columbia Real Estate Equity Fund, Class Z (a)	53,656	563,386
Columbia Short Term Bond Fund, Class Z (a)	326,265	3,246,341
Columbia Small Cap Value Fund I, Class Z (a)	3,883	146,000
Columbia Small Cap Value Fund II, Class Z (a)	12,676	134,112
Columbia U.S. Treasury Index Fund, Class Z (a)	79,281	914,111
Mortgage and Asset-Backed Portfolio (a)	143,662	1,356,165

Total Investment Companies (cost of $27,643,643)		28,146,261

		Par ($)
Government & Agency Obligations — 5.0%
U.S. GOVERNMENT OBLIGATIONS — 5.0%
U.S. Treasury Inflation Indexed Bonds	2.125% 02/15/40	25,215	27,628
U.S. Treasury Inflation Indexed Bonds	2.375% 01/15/25	219,735	243,752
U.S. Treasury Inflation Indexed Bonds	3.875% 04/15/29	185,650	249,133
U.S. Treasury Inflation Indexed Notes	1.625% 01/15/15	182,667	192,828
U.S. Treasury Inflation Indexed Notes	1.875% 07/15/13	106,824	112,991
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/14	141,576	150,823
U.S. Treasury Inflation Indexed Notes	2.000% 01/15/16	126,309	136,266
U.S. Treasury Inflation Indexed Notes	2.125% 01/15/19	142,149	155,120
U.S. Treasury Inflation Indexed Notes	2.625% 07/15/17	105,182	118,650
U.S. Treasury Inflation Indexed Notes	3.000% 07/15/12	90,933	96,737
	U.S. GOVERNMENT OBLIGATIONS TOTAL		1,483,928

	Total Government & Agency Obligations (cost of $1,460,976)		1,483,928

1

Total Investments — 100.4% (cost of $29,104,619)(b)(c)	$29,630,189

Other Assets & Liabilities, Net — (0.4)%	(116,340)

Net Assets — 100.0%	$29,513,849

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of June 30, 2010.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $29,104,619.
(c)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$999,614	$(474,044)	$525,570

2

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.1%
EDUCATION — 9.9%
Education — 9.9%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: NPFGC
	4.600% 10/01/14	510,000	567,380
	Johns Hopkins University,
	Series 2008,
	5.000% 07/01/18	1,750,000	2,066,242
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	GTY AGMT: American Institute of Physics
	5.250% 12/15/15	1,000,000	1,062,500
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	4,129,429
	Series 2009 D:
	4.000% 04/01/21	1,980,000	2,114,521
	4.000% 04/01/22	2,060,000	2,164,772
	Series 2009,
	4.000% 10/01/18	3,000,000	3,322,260
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	535,515
Education Total			15,962,619
EDUCATION TOTAL			15,962,619
HEALTH CARE — 12.3%
Continuing Care Retirement — 4.9%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,045,000	1,032,408
	5.000% 01/01/27	2,000,000	1,859,620
MD Gaithersburg
	Series 2009,
	6.000% 01/01/23	1,250,000	1,297,650
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	2,000,000	1,563,940

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	2,500,000	2,031,975
Continuing Care Retirement Total			7,785,593
Hospitals — 7.4%
MD Baltimore County
	Catholic Health Initiatives:
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,130,840
	Series 2006 A,
	5.000% 09/01/26	1,500,000	1,579,530
MD Health & Higher Educational Facilities Authority
	Carroll Hospital Center,Inc.,
	Series 2006,
	4.500% 07/01/26	1,000,000	955,990
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/48 (05/15/15) (a)(b)	2,000,000	2,216,560
	Peninsula Regional Medical Center,
	Series 2006,
	5.000% 07/01/26	2,000,000	2,057,380
	University of Maryland Medical System,
	Series 2010,
	5.000% 07/01/20	1,000,000	1,058,690
	Western Maryland Health System,
	Series 2006 A,
	Insured: NPFGC:
	5.000% 07/01/13	1,280,000	1,390,003
	5.000% 01/01/20	1,450,000	1,524,327
Hospitals Total			11,913,320
HEALTH CARE TOTAL			19,698,913
HOUSING — 7.8%
Multi-Family — 5.4%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.700% 06/01/12	685,000	692,706
	6.000% 06/01/19	815,000	828,448
	6.000% 06/01/30	1,850,000	1,785,361
	Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	1,172,273
	University of Maryland - Baltimore Project,
	Series 2006,
	Insured: SYNC
	5.000% 07/01/20	600,000	591,654
	University of Maryland - College Park Project,
	Series 2006,
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	1,034,620
	5.000% 06/01/19	1,000,000	1,015,310

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
MD Montgomery County Housing Opportunities Commission
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,501,470
Multi-Family Total			8,621,842
Single-Family — 2.4%
MD Community Development Administration Department of Housing & Community Development
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,421,231
	Series 2003,
	Insured: AGMC
	4.400% 07/01/21	1,500,000	1,528,305
MD Prince Georges County Housing Authority
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	5,004
Single-Family Total			3,954,540
HOUSING TOTAL			12,576,382
OTHER — 7.5%
Other — 3.4%
MD County of Montgomery
	Series 2009 A,
	5.000% 04/01/22	2,055,000	2,297,880
MD Transportation Authority
	Baltimore/Washington International Airport Parking Project,
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,142,500
Other Total			5,440,380
Pool/Bond Bank — 0.7%
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,125,640
Pool/Bond Bank Total			1,125,640
Refunded/Escrowed(c) — 3.4%
MD Baltimore
	Series 1994 A,
	Escrowed to Maturity,
	5.000% 07/01/24	1,400,000	1,647,912
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	485,000	562,760

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: AGMC
	5.500% 01/01/24	3,100,000	3,210,577
Refunded/Escrowed Total			5,421,249
OTHER TOTAL			11,987,269
OTHER REVENUE — 1.2%
Hotels — 1.2%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: SYNC
	5.250% 09/01/17	1,835,000	1,842,524
Hotels Total			1,842,524
OTHER REVENUE TOTAL			1,842,524
TAX-BACKED — 45.1%
Local Appropriated — 1.5%
MD Baltimore
	Series 2010,
	5.000% 10/01/17	2,100,000	2,381,652
Local Appropriated Total			2,381,652
Local General Obligations — 22.8%
MD Anne Arundel County
	Series 2006:
	5.000% 03/01/15	2,000,000	2,312,640
	5.000% 03/01/18	3,300,000	3,748,206
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,310,971
	Series 2008,
	5.000% 02/01/18	1,000,000	1,183,820
MD Baltimore
	Series 2008 A,
	Insured: AGMC
	5.000% 10/15/22	2,000,000	2,254,680
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,449,070
	Series 2006:
	5.250% 11/01/18	2,005,000	2,416,005
	5.250% 11/01/21	2,500,000	3,043,775
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	842,112

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,535,493
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,067,670
	Series 2005 A,
	5.000% 07/01/16	1,500,000	1,763,550
	Series 2007 A,
	5.000% 05/01/24	3,000,000	3,333,570
MD Prince Georges County
	Series 1999,
	Insured: AGMC
	5.000% 10/01/12	65,000	65,884
	Series 2000,
	5.125% 10/01/10	1,000,000	1,012,360
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,157,105
	5.250% 12/01/12	2,000,000	2,145,980
Local General Obligations Total			36,642,891
Special Non-Property Tax — 8.6%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,725,224
MD Department of Transportation
	Series 2002,
	5.500% 02/01/14	5,000,000	5,747,650
	Series 2008:
	4.000% 09/01/13	1,200,000	1,315,020
	5.000% 02/15/22	3,125,000	3,515,875
	Series 2009,
	4.000% 06/15/21	1,495,000	1,597,841
Special Non-Property Tax Total			13,901,610
State Appropriated — 2.5%
MD Economic Development Corp.
	Series 2010,
	4.500% 06/01/22	2,675,000	2,967,431
MD Stadium Authority
	Series 1995,
	5.375% 12/15/13	500,000	501,850
NJ Transportation Trust Fund Authority
	Series 2006 A,
	Insured: NPFGC
	5.250% 12/15/19	500,000	564,175
State Appropriated Total			4,033,456
State General Obligations — 9.7%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,527,623

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2003,
	5.250% 03/01/17	4,000,000	4,771,720
	Series 2009,
	5.000% 03/01/21	2,000,000	2,320,660
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,202,860
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,706,858
State General Obligations Total			15,529,721
TAX-BACKED TOTAL			72,489,330
TRANSPORTATION — 4.4%
Toll Facilities — 2.1%
MD State Transportation Authority
	Series 2009,
	5.000% 07/01/22	3,000,000	3,411,960
Toll Facilities Total			3,411,960
Transportation — 2.3%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	350,052
	Series 2009 A,
	5.250% 07/01/23	3,000,000	3,365,490
Transportation Total			3,715,542
TRANSPORTATION TOTAL			7,127,502
UTILITIES — 9.9%
Investor Owned — 1.8%
MD Economic Development Corp.
	Potomac Electric Power Co.,
	Series 2009,
	6.200% 09/01/22	2,500,000	2,856,100
Investor Owned Total			2,856,100
Municipal Electric — 1.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2010,
	5.250% 07/01/25	1,985,000	2,050,525
Municipal Electric Total			2,050,525

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 6.8%
MD Baltimore
	Series 2006 C,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,256,603
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,400,975
	Series 2008 A,
	5.000% 07/01/21	1,250,000	1,415,762
MD Washington Suburban Sanitation District
	Series 2009 A,
	4.000% 06/01/18	1,750,000	1,952,965
	Series 2009,
	4.000% 06/01/21	2,000,000	2,158,380
MD Water Quality Financing Administration
	Bay Restoration Fund,
	Series 2008,
	5.000% 03/01/21	2,500,000	2,788,475
Water & Sewer Total			10,973,160
UTILITIES TOTAL			15,879,785

	Total Municipal Bonds (cost of $151,151,193)		157,564,324

	Shares
Investment Companies — 1.0%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (d)(e)	634,619	634,619
Dreyfus Tax Exempt Cash Management Fund (7 day yield of 0.170%)	915,470	915,470

Total Investment Companies (cost of $1,550,089)		1,550,089

Total Investments — 99.1% (cost of $152,701,282)(f)(g)		159,114,413

Other Assets & Liabilities, Net — 0.9%		1,505,930

Net Assets — 100.0%		160,620,343

7

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$157,564,324	$—	$157,564,324
Total Investment Companies	1,550,089	—	—	1,550,089
Total Investments	$1,550,089	$157,564,324	$—	$159,114,413

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

8

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b) Parenthetical date represents the next interest rate reset date for the security.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) Investments in affiliates during the three months ended June 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$2,037,000	$4,021,188	$4,886,000	$114	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.
(f) Cost for federal income tax purposes is $152,701,282.
(g) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,599,971	$(1,186,840)	$6,413,131

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PORTFOLIO

June 30, 2010 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.1%
Columbia Acorn International, Class Z	665,872	21,394,466
Columbia Multi-Advisor International Equity Fund, Class Z	8,665,189	85,005,500

Total Investment Companies (cost of $154,720,369)		106,399,966

Total Investments — 100.1% (cost of $154,720,369)(b)(c)		106,399,966

Other Assets & Liabilities, Net — (0.1)%		(130,945)

Net Assets — 100.0%		106,269,021

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of June 30, 2010.

(a) Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Investment Advisers, LLC or its affiliates.
(b) Cost for federal income tax purposes is $154,720,369.
(c) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$1,895,562	$(50,215,965)	$(48,320,403)

1

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Mortgage and Asset-Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 64.1%
Federal Home Loan Mortgage Corp.
	5.639% 06/01/37 (07/01/10) (a)(b)	497,050	529,517
	6.500% 11/01/32	7,243	8,057
Federal National Mortgage Association
	4.000% 12/01/39	702,281	712,193
	4.500% 02/01/39	1,550,844	1,610,260
	4.500% 04/01/39	229,809	238,686
	4.500% 09/01/39	1,895,097	1,967,703
	4.500% 03/01/40	595,883	618,713
	4.500% 04/01/40 (c)	270,825	281,159
	4.500% 06/01/40 (c)	552,000	573,062
	4.500% 06/01/40 (c)	1,112,000	1,154,430
	5.000% 06/01/40 (c)	1,995,000	2,113,848
	6.000% 09/01/36	1,250,861	1,367,964
	6.000% 08/01/37	3,810,173	4,139,634
	6.000% 02/01/38	216,285	234,986
	6.000% 06/01/38	496,679	539,316
	6.000% 11/01/38	3,152,540	3,431,047
	6.500% 10/01/37	253,412	277,938
	7.000% 02/01/32	11,099	12,566
	TBA:
	5.000% 07/01/40 (c)	3,000,000	3,173,907
	5.500% 07/01/40 (c)	2,250,000	2,407,500
Government National Mortgage Association
	4.500% 05/15/39	1,081,030	1,128,561
	7.000% 03/15/31	1,443	1,639

	Total Mortgage-Backed Securities (cost of $25,935,318)		26,522,686

Commercial Mortgage-Backed Securities — 25.2%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	100,956
	4.830% 08/15/38	123,627	129,640
	4.933% 02/13/42 (07/01/10) (a)(b)	140,679	148,749
	5.201% 12/11/38	474,847	485,671
	5.540% 09/11/41	55,000	57,376
	5.742% 09/11/42 (07/01/10) (a)(b)	145,000	151,344
	6.480% 02/15/35	160,116	163,540
Credit Suisse Mortgage Capital Certificates
	5.681% 02/15/39 (07/01/10) (a)(b)	50,000	52,664
	5.912% 06/15/39 (07/01/10) (a)(b)	110,000	104,844

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	6.019% 06/15/38 (07/01/10) (a)(b)	265,000	280,222
CW Capital Cobalt Ltd.
	5.484% 04/15/47 (07/01/10) (a)(b)	475,000	450,518
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	171,159	179,033
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	425,000	448,389
	5.349% 08/11/36	130,000	137,470
GMAC Commercial Mortgage Securities, Inc.
	5.659% 05/10/40 (07/01/10) (a)(b)	80,000	86,641
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (07/01/10) (a)(b)	430,000	459,644
	6.085% 07/10/38 (07/01/10) (a)(b)	310,000	324,038
GS Mortgage Securities Corp. II
	5.560% 11/10/39	383,000	388,625
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.985% 01/12/37	85,000	89,154
	5.122% 01/15/49	107,093	108,976
	5.170% 05/15/47	249,178	253,453
	5.255% 07/12/37 (a)	30,000	32,142
	5.552% 05/12/45	440,000	461,250
	5.857% 10/12/35	124,283	128,952
	6.068% 02/12/51	132,000	127,524
LB-UBS Commercial Mortgage Trust
	4.166% 05/15/32	205,000	213,239
	4.810% 01/15/36 (07/11/10) (a)(b)	554,190	545,626
	4.853% 09/15/31	512,196	538,503
	5.430% 02/15/40	140,000	140,423
	5.866% 09/15/45 (07/11/10) (a)(b)	400,000	402,985
Morgan Stanley Capital I
	4.970% 12/15/41	280,000	297,496
	5.332% 12/15/43	419,566	429,460
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	400,722	423,936
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	182,439	183,475
	4.748% 02/15/41	265,000	281,127
	4.807% 04/15/42	191,766	200,011

2

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	4.980% 11/15/34	85,000	89,509
	5.037% 03/15/42	283,035	297,170
	5.308% 11/15/48	115,000	119,069
	5.382% 10/15/44 (07/01/10) (a)(b)	470,000	502,908
	5.609% 03/15/45 (07/01/10) (a)(b)	45,000	41,072
	5.765% 07/15/45 (07/01/10) (a)(b)	240,000	251,639
	5.997% 06/15/45	85,000	91,399

	Total Commercial Mortgage-Backed Securities (cost of $9,643,337)		10,399,862

Asset-Backed Securities — 9.1%
Ally Auto Receivables Trust
	1.380% 07/15/14	135,000	135,280
Capital Auto Receivables Asset Trust
	5.020% 09/15/11	30,546	30,691
Capital One Multi-Asset Execution Trust
	0.430% 09/15/15 (07/15/10) (a)(b)	320,000	317,530
CarMax Auto Owner Trust
	1.000% 02/16/15 (c)	255,000	254,974
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (d)	100,000	103,998
Chrysler Financial Lease Trust
	1.780% 06/15/11 (d)	75,000	75,259
Citibank Credit Card Issuance Trust
	0.400% 02/09/15 (08/09/10) (a)(b)	385,000	381,735
	6.950% 02/18/14	38,000	40,634
Discover Card Master Trust
	0.670% 01/15/13 (07/15/10) (a)(b)	130,000	129,946
Ford Credit Auto Owner Trust
	1.320% 06/15/14	100,000	100,483
	5.160% 04/15/13	389,000	412,005
Franklin Auto Trust
	5.360% 05/20/16	100,000	102,850
GE Capital Credit Card Master Note Trust
	3.690% 07/15/15	135,000	140,305
Morgan Stanley Mortgage Loan Trust
	0.467% 10/25/36 (07/26/10) (a)(b)	2,300	2,289
SACO I, Inc.
	0.547% 04/25/35 (07/26/10) (a)(b)(d)	13,515	5,291
SLM Student Loan Trust
	0.597% 03/15/17 (09/15/10) (a)(b)	46,149	45,905
	0.617% 12/15/20 (09/15/10) (a)(b)	647,700	641,361

3

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Soundview Home Equity Loan Trust
	0.647% 11/25/35 (07/26/10) (a)(b)	50,459	47,143
Terwin Mortgage Trust
	1.247% 07/25/34 (07/26/10) (a)(b)	46,806	41,959
USAA Auto Owner Trust
	5.070% 06/15/13	639,000	657,505
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	100,000	103,604

	Total Asset-Backed Securities (cost of $3,718,691)		3,770,747

Collateralized Mortgage Obligations — 2.0%
AGENCY — 1.5%
Federal Home Loan Mortgage Corp.
	4.000% 12/15/22	592,388	619,353
AGENCY TOTAL			619,353
NON - AGENCY — 0.5%
Bear Stearns Alt-A Trust
	0.627% 01/25/35 (07/26/10) (a)(b)	62,129	47,365
Morgan Stanley Mortgage Loan Trust
	0.567% 02/25/47 (07/26/10) (a)(b)	636,597	142,886
NON-AGENCY TOTAL			190,251

	Total Collateralized Mortgage Obligations (cost of $1,310,353)		809,604

Government & Agency Obligation — 0.3%
U.S. GOVERNMENT OBLIGATION — 0.3%
U.S. Treasury Note
	2.250% 01/31/15	135,000	138,365
	U.S. GOVERNMENT OBLIGATION TOTAL		138,365

	Total Government & Agency Obligation (cost of $133,840)		138,365

Short-Term Obligations — 18.5%
REPURCHASE AGREEMENT — 6.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.00%, collateralized by a U.S. Government obligation maturing 01/28/13, market value $2,703,938 (repurchase proceeds $2,646,000)	2,646,000	2,646,000

4

		Par ($)	Value ($)
Short-Term Obligations — (continued)
U.S. GOVERNMENT OBLIGATION — 12.1%
U.S. Treasury Bill
	0.067% 09/16/10	5,000,000	4,999,289
U.S. GOVERNMENT OBLIGATION TOTAL			4,999,289

	Total Short-Term Obligations (cost of $7,645,289)		7,645,289

	Total Investments — 119.2% (cost of $48,386,828)(e)(f)		49,286,553

	Other Assets & Liabilities, Net — (19.2)%		(7,927,311)

	Net Assets — 100.0%		41,359,242

5

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-Backed and Mortgage-Backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-Backed and Mortgage-Backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$5,581,407	$20,941,279	$—	$26,522,686
Total Commercial Mortgage-Backed Securities	—	10,399,862	—	10,399,862
Total Asset-Backed Securities	—	3,770,747	—	3,770,747
Total Collateralized Mortgage Obligations	—	809,604	—	809,604
Total Government & Agency Obligation	138,365	—	—	138,365
Short-Term Obligations
Repurchase Agreement	—	2,646,000	—	2,646,000
U.S. Government Obligation	4,999,289	—	—	4,999,289
Total Short-Term Obligations	4,999,289	2,646,000	—	7,645,289
Total Investments	$10,719,061	$38,567,492	$—	$49,286,553

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b) Parenthetical date represents the next reset date for the security.
(c) Security purchased on a delayed delivery basis.

(d)              Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $184,548, which represents 0.4% of net assets.

(e) Cost for federal income tax purposes is $48,386,828.
(f) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,439,142	$(539,417)	$899,725

Acronym	Name

TBA	To Be Announced

7

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 94.8%
EDUCATION — 7.6%
Education — 7.6%
NC Appalachian State University
Series 1998,
Insured: NPFGC
5.000% 05/15/12	1,000,000	1,077,760
Series 2005,
Insured: NPFGC
5.000% 07/15/21	1,485,000	1,572,600
NC Board of Governors of the University of North Carolina
Series 2008 A,
Insured: AGO
5.000% 10/01/22	2,000,000	2,208,340
Series 2009 B,
4.250% 10/01/17	1,000,000	1,091,660
Series 2009 C,
4.500% 10/01/17	1,525,000	1,646,909
Series 2010 B2,
5.000% 04/01/15	1,000,000	1,128,220
Series 2010 C,
Insured: AGO
5.000% 10/01/16	3,000,000	3,454,050
NC Capital Facilities Finance Agency
Brevard College Corp.,
Series 2007,
5.000% 10/01/26	1,000,000	828,870
Johnson & Wales University,
Series 2003 A,
Insured: SYNC
5.250% 04/01/21	1,000,000	1,010,310
Meredith College,
Series 2008,
6.000% 06/01/31	1,000,000	1,031,050
Wake Forest University,
Series 2009,
5.000% 01/01/26	1,000,000	1,100,220
Education Total		16,149,989
EDUCATION TOTAL		16,149,989
HEALTH CARE — 10.9%
Continuing Care Retirement — 0.5%
NC Medical Care Commission
Givens Estate, Inc.,
Series 2007,
5.000% 07/01/16	1,000,000	1,046,920
Continuing Care Retirement Total		1,046,920
Hospitals — 10.4%
AZ University Medical Center Corp.
Series 2004,
5.250% 07/01/13	750,000	802,342

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,856,840
	5.250% 10/01/27	1,000,000	853,880
NC Charlotte Mecklenburg Hospital Authority
	Carolinas Healthcare Foundation:
	Series 2007 A,
	Insured: AGMC
	5.000% 01/15/20	1,550,000	1,679,022
	Series 2008,
	5.250% 01/15/24	2,000,000	2,117,280
	Series 2009,
	5.000% 01/15/21	1,000,000	1,074,730
NC Medical Care Commission
	Duke University Health System,
	Series 2006 B,
	0.610% 06/01/39 (07/01/10) (a)(b)	2,000,000	2,000,000
	North Carolina Baptist Hospitals,
	Series 2010,
	5.000% 06/01/17	1,500,000	1,672,275
	Novant Health, Inc.,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,310,740
	5.000% 11/01/17	2,000,000	2,100,020
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	3,482,082
NC Northern Hospital District of Surry County
	Series 2008,
	5.750% 10/01/24	1,000,000	1,011,110
Hospitals Total			21,960,321
HEALTH CARE TOTAL			23,007,241
HOUSING — 2.0%
Single-Family — 2.0%
NC Housing Finance Agency
	Series 1998 A-2, AMT,
	5.200% 01/01/20	530,000	530,318
	Series 1999 A-3, AMT,
	5.150% 01/01/19	760,000	760,433
	Series 1999 A-5, AMT,
	5.550% 01/01/19	1,220,000	1,259,614
	Series 1999 A-6, AMT,
	6.000% 01/01/16	305,000	305,439
	Series 2000 A-8, AMT:
	5.950% 07/01/10	205,000	205,016
	6.050% 07/01/12	150,000	150,299
	Series 2007 A-30, AMT,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
	5.000% 07/01/23	1,000,000	1,021,980
Single-Family Total			4,233,099
HOUSING TOTAL			4,233,099
INDUSTRIALS — 0.7%
Forest Products & Paper — 0.7%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	1,500,000	1,510,305
Forest Products & Paper Total			1,510,305
INDUSTRIALS TOTAL			1,510,305
OTHER — 11.8%
Other — 1.2%
NC Durham County Industrial Facilities & Pollution Control Financing Authority
	Research Triangle Institution,
	Series 2010:
	4.000% 02/01/17	1,440,000	1,571,861
	4.000% 02/01/18	1,000,000	1,089,190
Other Total			2,661,051
Refunded/Escrowed(c) — 9.6%
NC Craven County
	Series 2002,
	Pre-refunded 05/01/12,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,092,570
NC Durham
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,056,150
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,509,105
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,276,560
NC Gaston County
	Series 2002,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,651,185

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NC High Point
	Series 2002,
	Pre-refunded 06/01/14,
	Insured: NPFGC
	4.500% 06/01/14	1,275,000	1,366,928
NC New Hanover County
	Series 2001,
	Pre-refunded 06/01/11,
	4.600% 06/01/14	1,750,000	1,844,202
NC State
	Series 2001 A,
	Pre-refunded 03/01/11,
	4.750% 03/01/14	4,605,000	4,811,074
NC Wake County
	Series 2009
	Pre-refunded 03/01/19,
	5.000% 03/01/20	935,000	1,108,059
	Wake Medical,
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC:
	5.125% 10/01/26	3,065,000	3,536,182
Refunded/Escrowed Total			20,252,015
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	2,037,180
Tobacco Total			2,037,180
OTHER TOTAL			24,950,246
TAX-BACKED — 36.2%
Local Appropriated — 18.2%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,556,385
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,105,040
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	440,720
	Series 2008,
	5.000% 06/01/22	1,545,000	1,699,778
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,473,574
NC Charlotte
	Series 2003 A,
	5.500% 08/01/16	2,550,000	2,849,293
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,136,504

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NC Concord
	Series 2001 A,
	Insured: NPFGC
	5.000% 06/01/17	1,490,000	1,557,944
NC Craven County
	Series 2007,
	Insured: NPFGC:
	5.000% 06/01/18	2,825,000	3,129,450
	5.000% 06/01/19	1,825,000	1,999,160
NC Cumberland County
	Series 2009 B1,
	5.000% 12/01/21	2,775,000	3,123,568
NC Dare County
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/20	3,005,000	3,175,684
NC Gaston County
	Series 2005,
	Insured: NPFGC
	5.000% 12/01/15	1,350,000	1,525,081
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,317,863
NC Harnett County
	Series 2009,
	Insured: AGO
	5.000% 06/01/22	1,880,000	2,061,476
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,161,707
NC Mecklenburg County
	Series 2009 A,
	5.000% 02/01/23	1,000,000	1,100,880
NC New Hanover County
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/18	1,755,000	2,000,753
NC Randolph County
	Series 2004,
	Insured: AGMC
	5.000% 06/01/14	1,640,000	1,854,676
NC Sampson County
	Series 2006,
	Insured: AGMC
	5.000% 06/01/16	1,000,000	1,142,840
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,138,997
Local Appropriated Total			38,551,373

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 12.6%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,154,370
	5.000% 03/01/16	1,000,000	1,163,740
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,637,447
	5.000% 07/01/22	1,265,000	1,312,577
NC Forsyth County
	Series 2009,
	4.000% 03/01/17	1,510,000	1,682,578
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,710,884
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,042,510
	Series 2009 A,
	5.000% 08/01/19	1,000,000	1,191,480
NC New Hanover County
	Series 2009,
	5.000% 12/01/17	1,170,000	1,380,132
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,207,700
NC Stanly County
	Series 2010:
	4.000% 02/01/17	1,220,000	1,325,530
	4.000% 02/01/18	1,500,000	1,625,220
NC Wake County
	Series 2009:
	4.000% 02/01/18	2,000,000	2,226,420
	5.000% 03/01/20	4,065,000	4,762,676
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	460,000	463,974
NC Winston-Salem
	Series 2010,
	4.000% 06/01/18	585,000	634,889
Local General Obligations Total			26,522,127
Special Non-Property Tax — 3.0%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,290,184

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: NPFGC
	5.500% 07/01/18	3,500,000	3,774,470
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,307,916
Special Non-Property Tax Total			6,372,570
State Appropriated — 1.3%
NC Infrastructure Finance Corp.
	Capital Improvement,
	Series 2007 A,
	Insured: AGMC
	5.000% 05/01/24	2,570,000	2,772,130
State Appropriated Total			2,772,130
State General Obligations — 1.1%
NC State
	Series 2001 A,
	4.750% 03/01/14	395,000	410,358
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: NPFGC
	5.500% 07/01/14	1,725,000	1,891,359
State General Obligations Total			2,301,717
TAX-BACKED TOTAL			76,519,917
UTILITIES — 25.6%
Joint Power Authority — 6.8%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	3,527,640
	Series 1993,
	Insured: NPFGC
	6.000% 01/01/22	1,000,000	1,174,870
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	2,000,000	2,133,580
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	1,500,000	1,661,460
NC Municipal Power Agency No. 1
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,348,210
	5.250% 01/01/20	2,000,000	2,227,800
	Series 2010 B,
	5.000% 01/01/21	2,000,000	2,215,160
Joint Power Authority Total			14,288,720

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 1.9%
NC Greenville Utilities Commission
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/18	1,040,000	1,193,608
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	1,033,080
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/25	1,690,000	1,778,066
Municipal Electric Total			4,004,754
Water & Sewer — 16.9%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: AGMC:
	5.000% 04/01/20	1,915,000	2,147,826
	5.000% 04/01/22	1,390,000	1,529,931
NC Cape Fear Public Utility Authority
	Series 2008,
	5.000% 08/01/20	1,000,000	1,138,400
NC Charlotte
	Water and Sewer Systems:
	Series 2002 A,
	5.500% 07/01/14	1,250,000	1,456,788
	Series 2008,
	5.000% 07/01/23	3,000,000	3,371,850
	Series 2009 B,
	5.000% 07/01/25	3,835,000	4,323,847
	Series 2009,
	4.000% 07/01/19	1,000,000	1,104,970
NC Concord
	Series 2009,
	5.000% 12/01/19	1,500,000	1,711,755
NC Gastonia
	Combined Utility System,
	Series 2009,
	Insured: AGO
	4.000% 05/01/17	1,205,000	1,311,100
NC Greensboro
	Enterprise Systems,
	Series 2006:
	5.250% 06/01/17	2,000,000	2,378,480
	5.250% 06/01/22	1,200,000	1,444,536
	Series 2006,
	5.250% 06/01/23	2,000,000	2,422,980

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NC High Point
	Combined Enterprise System,
	Series 2008,
	Insured: AGMC:
	5.000% 11/01/24	1,000,000	1,092,700
	5.000% 11/01/25	1,000,000	1,085,750
NC Raleigh
	Combined Enterprise System,
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,745,610
	Series 2010,
	5.000% 03/01/17	2,500,000	2,918,275
NC Winston Salem
	Water and Sewer System:
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,436,650
	Series 2009,
	5.000% 06/01/23	1,000,000	1,133,050
Water & Sewer Total			35,754,498
UTILITIES TOTAL			54,047,972

	Total Municipal Bonds (cost of $192,355,940)		200,418,769

		Shares
Investment Companies — 4.3%
	BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (d)(e)	5,616,964	5,616,964

	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.170%)	3,519,244	3,519,244

	Total Investment Companies (cost of $9,136,208)		9,136,208

	Total Investments — 99.1% (cost of $201,492,148)(f)(g)		209,554,977

	Other Assets & Liabilities, Net — 0.9%		1,891,300

	Net Assets — 100.0%		211,446,277

9

Notes to Investment Portfolio:

*  Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$200,418,769	$—	$200,418,769
Total Investment Companies	9,136,208	—	—	9,136,208
Total Investments	$9,136,208	$200,418,769	$—	$209,554,977

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

10

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b) Parenthetical date represents the next interest rate reset date for the security.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d) Investments in affiliates during the three months period ended June 30, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$551,000	$4,567,298	$1,995,000	$617	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.
(f) Cost for federal income tax purposes is $201,492,148.
(g) Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,736,540	$(673,711)	$8,062,829

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

11

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 30.3%
BASIC MATERIALS — 1.0%
Chemicals — 0.3%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	5,465,000	5,990,853
Lubrizol Corp.
	5.500% 10/01/14	1,636,000	1,761,018
Chemicals Total			7,751,871
Iron/Steel — 0.4%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	7,580,000	8,112,647
Nucor Corp.
	5.000% 06/01/13	2,504,000	2,728,566
Iron/Steel Total			10,841,213
Metals & Mining — 0.3%
Vale Inco Ltd.
	7.750% 05/15/12	6,235,000	6,785,594
Metals & Mining Total			6,785,594
BASIC MATERIALS TOTAL			25,378,678
COMMUNICATIONS — 4.0%
Media — 1.1%
Comcast Corp.
	5.300% 01/15/14	6,100,000	6,695,549
News America, Inc.
	5.300% 12/15/14	4,775,000	5,305,827
Time Warner, Inc.
	6.875% 05/01/12	7,235,000	7,882,128
Viacom, Inc.
	4.375% 09/15/14	6,405,000	6,807,663
Media Total			26,691,167
Telecommunication Services — 2.9%
America Movil S.A. de C.V.
	5.500% 03/01/14	7,420,000	8,085,129
AT&T, Inc.
	4.950% 01/15/13	14,375,000	15,603,746
British Telecommunications PLC
	5.150% 01/15/13	6,505,000	6,821,904
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	12,000,000	13,453,740

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Deutsche Telekom International Finance BV
	5.250% 07/22/13	3,715,000	3,997,035
	5.875% 08/20/13	5,000,000	5,473,990
Telecom Italia Capital SA
	4.950% 09/30/14	7,785,000	7,800,617
Telefonica Emisiones SAU
	0.674% 02/04/13 (08/04/10) (a)(b)	10,875,000	10,485,860
Telecommunication Services Total			71,722,021
COMMUNICATIONS TOTAL			98,413,188
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Caremark Corp.
	5.750% 08/15/11	5,997,000	6,266,014
Retail Total			6,266,014
CONSUMER CYCLICAL TOTAL			6,266,014
CONSUMER NON-CYCLICAL — 4.1%
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13 (c)	8,500,000	8,600,767
Bottling Group LLC
	6.950% 03/15/14	8,000,000	9,441,512
Diageo Capital PLC
	5.200% 01/30/13	5,600,000	6,091,198
Miller Brewing Co.
	5.500% 08/15/13 (c)	7,460,000	8,161,203
SABMiller PLC
	5.700% 01/15/14 (c)	2,360,000	2,608,770
Beverages Total			34,903,450
Commercial Services — 0.3%
RR Donnelley & Sons Co.
	5.500% 05/15/15	8,000,000	8,166,648
Commercial Services Total			8,166,648
Food — 0.8%
ConAgra Foods, Inc.
	5.875% 04/15/14	6,840,000	7,733,749
HJ Heinz Finance Co.
	6.000% 03/15/12	5,110,000	5,493,592
	6.625% 07/15/11	652,000	687,136
Kraft Foods, Inc.
	2.625% 05/08/13	6,650,000	6,776,044
Food Total			20,690,521

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.5%
Roche Holdings, Inc.
	5.000% 03/01/14 (c)	6,200,000	6,877,536
UnitedHealth Group, Inc.
	5.500% 11/15/12	3,641,000	3,909,615
Healthcare Services Total			10,787,151
Pharmaceuticals — 1.1%
Abbott Laboratories
	5.600% 05/15/11	8,075,000	8,409,822
Express Scripts, Inc.
	6.250% 06/15/14	7,080,000	8,016,089
Merck & Co., Inc.
	1.875% 06/30/11	2,900,000	2,927,361
Wyeth
	6.950% 03/15/11	7,031,000	7,324,861
Pharmaceuticals Total			26,678,133
CONSUMER NON-CYCLICAL TOTAL			101,225,903
ENERGY — 3.1%
Oil & Gas — 1.5%
Anadarko Petroleum Corp.
	7.625% 03/15/14	6,650,000	6,338,029
Canadian Natural Resources Ltd.
	5.450% 10/01/12	4,100,000	4,429,152
	6.700% 07/15/11	2,000,000	2,102,476
Conoco Funding Co.
	6.350% 10/15/11	11,608,000	12,382,358
Occidental Petroleum Corp.
	6.750% 01/15/12	2,750,000	2,985,053
Ras Laffan Liquefied Natural Gas Co. Ltd. III
	4.500% 09/30/12 (c)	9,250,000	9,606,541
Oil & Gas Total			37,843,609
Oil & Gas Services — 0.3%
Weatherford International Ltd.
	5.150% 03/15/13	6,885,000	7,212,767
Oil & Gas Services Total			7,212,767
Pipelines — 1.3%
Energy Transfer Partners LP
	8.500% 04/15/14	6,000,000	6,951,690
Plains All American Pipeline LP
	4.250% 09/01/12	7,000,000	7,313,299

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
TransCanada PipeLines Ltd.
	3.400% 06/01/15	9,385,000	9,734,939
Williams Partners LP
	3.800% 02/15/15 (c)	7,000,000	7,045,444
Pipelines Total			31,045,372
ENERGY TOTAL			76,101,748
FINANCIALS — 13.7%
Banks — 9.5%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	12,735,000	14,108,992
Bank of New York Mellon Corp.
	5.125% 08/27/13	5,760,000	6,350,901
Barclays Bank PLC
	3.900% 04/07/15	15,325,000	15,475,737
Capital One Financial Corp.
	6.250% 11/15/13	9,160,000	10,185,828
Citigroup, Inc.
	5.500% 10/15/14	14,000,000	14,393,610
	6.500% 08/19/13	2,000,000	2,130,354
Comerica Bank
	0.594% 05/24/11 (08/24/10) (a)(b)	2,000,000	1,979,968
	0.620% 05/26/11 (08/26/10) (a)(b)	1,590,000	1,573,935
Commonwealth Bank of Australia
	3.750% 10/15/14 (c)	13,000,000	13,364,325
Credit Suisse/New York NY
	5.000% 05/15/13	12,300,000	13,141,111
Deutsche Bank AG London
	4.875% 05/20/13	13,150,000	14,040,689
Goldman Sachs Group, Inc.
	5.300% 02/14/12	6,325,000	6,583,243
ING Bank NV
	0.928% 01/13/12 (07/13/10) (a)(b)(c)	12,500,000	12,570,925
JPMorgan Chase & Co.
	4.650% 06/01/14	19,000,000	20,259,244
Keycorp
	6.500% 05/14/13	7,925,000	8,668,928
Merrill Lynch & Co., Inc.
	5.000% 01/15/15 (d)	19,200,000	19,787,270
Morgan Stanley
	2.930% 05/14/13 (08/16/10) (a)(b)	8,015,000	8,043,670

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Svenska Handelsbanken AB
	2.875% 09/14/12 (c)	11,155,000	11,321,789
U.S. Bank N.A.
	6.300% 02/04/14	11,200,000	12,697,664
UBS AG/Stamford CT
	1.584% 02/23/12 (08/23/10) (a)(b)	12,200,000	12,242,273
Wachovia Corp.
	0.534% 08/01/13 (08/02/10) (a)(b)	11,010,000	10,729,421
	2.114% 05/01/13 (08/02/10) (a)(b)	6,440,000	6,551,348
Banks Total			236,201,225
Diversified Financial Services — 1.5%
ERAC USA Finance LLC
	5.600% 05/01/15 (c)	7,000,000	7,550,704
General Electric Capital Corp.
	0.524% 05/08/13 (08/09/10) (a)(b)	30,510,000	29,439,404
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09 (e)	5,365,000	1,059,588
Diversified Financial Services Total			38,049,696
Insurance — 2.1%
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13	8,327,000	9,143,920
Berkshire Hathaway, Inc.
	0.858% 02/11/13 (08/11/10) (a)(b)	4,969,000	4,977,800
CNA Financial Corp.
	5.850% 12/15/14	6,585,000	6,822,047
Lincoln National Corp.
	4.750% 02/15/14	1,855,000	1,913,943
	5.650% 08/27/12	5,300,000	5,605,805
Metropolitan Life Global Funding I
	5.125% 04/10/13 (c)	11,650,000	12,600,302
Principal Life Income Funding Trusts
	0.554% 11/08/13 (08/09/10) (a)(b)	4,500,000	4,430,502
Prudential Financial, Inc.
	3.625% 09/17/12	2,000,000	2,059,944
	4.500% 07/15/13	3,750,000	3,893,576
Insurance Total			51,447,839
Real Estate Investment Trusts (REITs) — 0.6%
Duke Realty LP
	7.375% 02/15/15	6,340,000	7,032,284

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Simon Property Group LP
4.900% 01/30/14	7,760,000	8,240,941
Real Estate Investment Trusts (REITs) Total		15,273,225
FINANCIALS TOTAL		340,971,985
INDUSTRIALS — 1.0%
Aerospace & Defense — 0.1%
United Technologies Corp.
6.100% 05/15/12	1,719,000	1,871,472
Aerospace & Defense Total		1,871,472
Machinery — 0.3%
John Deere Capital Corp.
4.500% 04/03/13	6,215,000	6,694,388
Machinery Total		6,694,388
Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	6,002,000	7,436,394
Tyco International Finance SA
4.125% 10/15/14	2,000,000	2,123,000
6.000% 11/15/13	1,337,000	1,496,507
Miscellaneous Manufacturing Total		11,055,901
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	5,405,000	5,693,427
Transportation Total		5,693,427
INDUSTRIALS TOTAL		25,315,188
TECHNOLOGY — 1.2%
Computers — 0.7%
Electronic Data Systems Corp.
6.000% 08/01/13	7,500,000	8,456,603
International Business Machines Corp.
6.500% 10/15/13	8,010,000	9,262,011
Computers Total		17,718,614
Networking & Telecom Equipment — 0.2%
Cisco Systems, Inc.
5.250% 02/22/11	5,095,000	5,233,538
Networking & Telecom Equipment Total		5,233,538

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.3%
Oracle Corp.
	5.000% 01/15/11	6,625,000	6,763,833
Software Total			6,763,833
TECHNOLOGY TOTAL			29,715,985
UTILITIES — 1.9%
Electric — 1.3%
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	5,193,000	5,627,882
	5.550% 04/01/14	265,000	296,715
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	9,325,000	10,309,916
Ohio Power Co.
	5.750% 09/01/13	5,870,000	6,493,993
Pacific Gas & Electric Co.
	4.200% 03/01/11	5,850,000	5,969,767
Virginia Electric Power
	5.100% 11/30/12	4,535,000	4,921,627
Electric Total			33,619,900
Gas — 0.6%
Atmos Energy Corp.
	5.125% 01/15/13	1,960,000	2,110,677
	7.375% 05/15/11	3,875,000	4,067,603
Sempra Energy
	8.900% 11/15/13	6,505,000	7,770,814
Gas Total			13,949,094
UTILITIES TOTAL			47,568,994
	Total Corporate Fixed-Income Bonds & Notes (cost of $733,436,339)		750,957,683
Collateralized Mortgage Obligations — 22.8%
AGENCY — 18.8%
Federal Home Loan Mortgage Corp.
	3.100% 08/15/19	5,336,720	5,289,907
	3.200% 07/15/19	16,309,971	16,606,035
	3.500% 01/15/17	1,617,047	1,653,225
	4.000% 09/15/15	426,944	429,834
	4.000% 08/15/16	707,680	723,051
	4.000% 12/15/17	18,471,468	19,432,857
	4.000% 12/15/17	9,299,795	9,585,455
	4.000% 11/15/22	24,191,237	25,234,726
	4.250% 04/15/33	1,310,308	1,363,316
	4.500% 03/15/17	595,367	608,974

7

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
4.500% 11/15/32	6,960,381	7,432,380
4.500% 05/15/39	9,767,150	10,497,718
4.750% 08/15/19	17,314,352	18,047,265
4.750% 08/15/19	18,946,682	19,748,691
5.000% 07/15/17	8,098,485	8,661,050
5.000% 10/15/34	3,065,853	3,182,991
5.000% 12/15/35	12,260,111	12,856,552
5.000% 10/15/36	19,992,904	20,913,899
5.000% 07/15/37	10,514,135	11,203,143
5.125% 10/15/15	1,461,987	1,487,504
5.350% 05/15/29	8,024,018	8,262,910
5.500% 08/15/13	304,865	303,254
5.500% 12/15/19	8,826,412	9,212,660
5.500% 11/15/21	1,809,876	1,843,242
5.500% 04/15/26	816,674	823,735
5.500% 12/15/26	1,729,423	1,746,135
5.500% 09/15/27	1,026,276	1,030,265
5.500% 10/15/27	1,398,239	1,410,758
5.500% 06/15/28	1,500,282	1,519,102
5.500% 11/15/28	1,661,352	1,653,629
5.500% 01/15/29	3,826,802	3,927,100
5.500% 10/15/29	1,667,706	1,694,146
5.500% 12/15/31	6,019,438	6,312,972
6.000% 06/15/25	47,838	47,839
6.000% 05/15/27	882,224	882,251
6.000% 09/15/27	4,335,706	4,361,045
7.000% 06/15/22	77,630	86,279
Federal National Mortgage Association
0.100% 05/25/23	805,752	747,959
3.000% 11/25/24	18,065,375	18,533,648
3.500% 03/25/18	6,586,724	6,841,610
3.750% 05/25/30	6,492,611	6,678,776
4.000% 01/25/19	4,223,261	4,450,852
4.000% 06/25/23	3,709,587	3,884,678
4.000% 11/25/23	18,909,578	19,752,905
4.250% 03/25/22	3,170,223	3,293,395
4.500% 11/25/21	3,764,745	3,939,974
4.500% 03/25/23	11,474,738	12,116,612
4.500% 12/25/23	8,906,499	9,406,715
4.500% 10/25/39	22,558,260	23,169,634

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 12/25/16	1,787,454	1,819,101
	5.000% 12/25/17	1,210,568	1,233,983
	5.000% 11/25/24	8,424,071	8,793,861
	5.000% 04/25/31	1,240,712	1,274,706
	5.000% 05/25/32	2,981,325	3,148,071
	5.000% 07/25/33	17,817,280	18,732,256
	5.000% 09/25/33	2,874,957	3,062,689
	5.500% 12/25/29	4,736,315	4,897,089
	5.500% 06/25/30	995,113	1,030,205
	5.500% 01/25/33	14,353,884	14,865,296
	5.500% 05/25/33	5,304,994	5,573,504
Government National Mortgage Association
	4.000% 06/20/37	8,393,403	8,679,585
	4.000% 05/16/39	21,678,355	22,332,266
	4.000% 08/20/39	10,793,509	11,437,310
	4.500% 08/20/35	280,458	291,221
	4.500% 05/20/39	5,783,084	6,035,359
	5.000% 05/16/27	256,841	269,783
AGENCY TOTAL			466,368,938
NON - AGENCY — 4.0%
Bank of America Mortgage Securities
	3.059% 03/25/34 (07/01/10) (a)(b)	2,378,727	2,289,685
BCAP LLC Trust
	4.000% 01/26/37 (07/01/10) (a)(b)(c)	15,062,751	14,912,123
	5.000% 12/26/36 (07/01/10) (a)(b)(c)	10,379,312	10,275,519
	6.000% 05/26/37 (07/01/10) (a)(b)(c)	10,063,069	10,079,409
Countrywide Alternative Loan Trust
	0.747% 03/25/34 (07/25/10) (a)(b)	242,954	228,878
Countrywide Home Loan Mortgage Pass Through Trust
	0.847% 03/25/34 (07/25/10) (a)(b)	981,576	889,283
Credit Suisse Mortgage Capital Certificates
	5.000% 12/27/36 (c)	11,798,036	11,827,531
	5.000% 06/27/37 (07/01/10) (a)(b)(c)	4,056,219	4,048,512
	6.000% 08/27/37 (07/01/10) (a)(b)(c)	12,474,315	12,638,040
	6.000% 01/27/47 (12/01/10) (c)	5,543,723	5,661,528
	6.010% 10/27/37 (07/01/10) (a)(b)(c)	10,266,520	10,394,851
	6.250% 12/27/36 (c)	6,470,667	6,907,412

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
GMAC Mortgage Corporation Loan Trust
	0.847% 05/25/18 (07/25/10) (a)(b)	1,134,381	1,053,949
Residential Accredit Loans, Inc.
	0.947% 07/25/32 (07/25/10) (a)(b)	21,386	14,872
Structured Asset Securities Corp.
	5.500% 05/25/33	184,538	189,142
	5.500% 07/25/33	93,747	95,013
	5.750% 04/25/33	1,176,785	1,128,237
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	1,778,478	1,634,021
Wells Fargo Mortgage Backed Securities Trust
	4.420% 04/25/36 (07/01/10) (a)(b)	4,010,251	3,690,132
	4.500% 08/25/18	336,707	331,861
NON-AGENCY TOTAL			98,289,998

	Total Collateralized Mortgage Obligations (cost of $561,185,970)		564,658,936

Asset-Backed Securities — 16.4%
AmeriCredit Automobile Receivables Trust
	1.220% 10/08/13	6,200,000	6,201,631
	4.630% 06/06/12	3,197,832	3,199,631
	5.020% 11/06/12	3,209,437	3,211,451
	5.210% 09/06/13	1,595,916	1,636,496
	5.420% 08/08/11	4,031,677	4,056,476
	5.420% 05/07/12	4,330,218	4,355,341
	5.530% 01/06/14	23,888,000	24,544,738
	5.560% 06/06/14	12,970,000	13,524,729
	5.640% 09/06/13	6,658,235	6,790,175
	5.680% 12/12/12	6,042,923	6,161,853
Americredit Prime Automobile Receivable
	5.220% 06/08/12	4,533,771	4,565,108
Amresco Residential Securities Mortgage Loan Trust
	0.827% 07/25/28 (07/26/10) (a)(b)	14,774	10,289
Arizona Educational Loan Marketing Corp.
	0.758% 12/01/23	9,473,684	9,330,916
BMW Floorplan Master Owner Trust
	1.500% 09/15/14 (07/15/10) (a)(b)(c)	15,000,000	14,999,084
BMW Vehicle Lease Trust
	2.910% 03/15/12	5,140,000	5,205,059

10

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	1,750,000	1,829,346
	5.420% 12/15/14	3,070,000	3,292,061
Capital One Auto Finance Trust
	5.030% 04/15/12	480,890	482,139
Chrysler Financial Auto Securitization Trust
	2.820% 01/15/16	14,405,000	14,691,214
CitiFinancial Auto Issuance Trust
	2.590% 10/15/13 (c)	15,000,000	15,186,077
Cityscape Home Equity Loan Trust
	7.380% 07/25/28 (07/01/10) (a)(b)	613,553	567,365
	7.410% 05/25/28	9,042	8,807
CPS Auto Trust
	5.330% 11/15/12 (c)	4,812,371	4,843,688
Daimler Chrysler Auto Trust
	4.940% 02/08/12	1,479,996	1,489,448
Drive Auto Receivables Trust
	5.330% 04/15/14 (07/15/10) (a)(b)(c)	2,494,302	2,495,028
EFS Volunteer LLC
	1.387% 10/26/26 (10/25/10) (a)(b)(c)	15,000,000	15,000,000
Fifth Third Auto Trust
	4.070% 01/17/12	3,427,257	3,445,997
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	52,785	51,863
	8.225% 09/20/27	176,954	144,315
Ford Credit Auto Owner Trust
	5.160% 04/15/13	10,554,000	11,178,150
	5.240% 07/15/12	1,097,500	1,141,616
Ford Credit Floorplan Master Owner Trust
	2.000% 12/15/14 (07/15/10) (a)(b)(c)	10,000,000	10,104,785
Franklin Auto Trust
	5.360% 05/20/16	2,498,000	2,569,193
GE Equipment Midticket LLC
	4.530% 06/14/11	25,734	25,772
GS Auto Loan Trust
	5.480% 12/15/14	11,140,000	11,394,129
Household Automotive Trust
	5.340% 09/17/13	2,869,359	2,930,894
IMC Home Equity Loan Trust
	7.080% 08/20/28	9,750	9,317
	7.500% 04/25/26	205,130	204,613
	7.520% 08/20/28	796,844	793,287

11

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Keycorp Student Loan Trust
	0.617% 06/27/25 (09/27/10) (a)(b)	10,069,826	9,532,870
	0.867% 12/27/29 (09/29/10) (a)(b)	14,955,380	14,254,197
	0.927% 08/25/27 (08/25/10) (a)(b)	13,943,462	13,513,462
Long Beach Auto Receivables Trust
	4.250% 04/15/12	830,663	831,528
	4.522% 06/15/12	1,011,108	1,012,275
	5.500% 05/15/13	899,363	905,412
Marriott Vacation Club Owner Trust
	4.809% 07/20/31 (c)	8,249,503	8,356,095
Merrill Auto Trust Securitization
	5.500% 03/15/12	2,749,883	2,800,807
MMCA Automobile Trust
	3.930% 03/15/13 (c)	5,800,000	5,959,499
National Collegiate Student Loan Trust
	0.497% 07/25/26 (07/26/10) (a)(b)	12,000,000	10,261,559
Navistar Financial Corp. Owner Trust
	1.470% 10/18/12 (c)	10,000,000	10,016,384
Nissan Auto Receivables Owner Trust
	4.280% 06/16/14	2,825,000	2,925,258
Novastar Home Equity Loan
	1.127% 05/25/33 (07/26/10) (a)(b)	2,209,133	1,675,230
Residential Funding Mortgage Securities II, Inc.
	0.637% 08/25/33 (07/26/10) (a)(b)	15,593	10,019
Santander Drive Auto Receivables Trust
	1.360% 03/15/13	7,675,000	7,680,423
SLM Student Loan Trust
	0.316% 07/25/17 (07/26/10) (a)(b)	12,575,202	12,469,719
	0.597% 03/15/17 (09/15/10) (a)(b)	386,510	384,463
	0.617% 12/15/20 (09/15/10) (a)(b)	10,925,073	10,818,157
Terwin Mortgage Trust
	1.247% 07/25/34 (07/26/10) (a)(b)	846,996	759,286
Triad Auto Receivables Owner Trust
	0.410% 02/12/14 (07/12/10) (a)(b)	13,938,310	13,719,060
	4.880% 04/12/13	15,539,528	15,749,380
	5.310% 05/13/13	13,033,663	13,327,989
UPFC Auto Receivables Trust
	5.010% 08/15/12	6,851,458	6,976,691
	5.530% 07/15/13	6,440,435	6,546,689

12

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Volkswagen Auto Lease Trust
	3.410% 04/16/12	24,870,000	25,379,862
	Total Asset-Backed Securities (cost of $404,961,139)		407,538,395
Government & Agency Obligations — 12.6%
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Financement-Quebec
	5.000% 10/25/12	9,921,000	10,745,971
Morocco Government AID Bond
	0.751% 05/01/23 (07/06/10) (a)(b)(f)	1,105,000	1,049,750
Nova Scotia Province
	5.750% 02/27/12	1,985,000	2,125,589
Province of Ontario
	4.100% 06/16/14	13,175,000	14,168,382
Svensk Exportkredit AB
	4.875% 09/29/11	13,090,000	13,701,853
United Mexican States
	5.875% 02/17/14	5,025,000	5,512,425
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			47,303,970
U.S. GOVERNMENT OBLIGATIONS — 10.7%
U.S. Treasury Inflation Indexed Notes
	3.000% 07/15/12	42,435,400	45,143,967
U.S. Treasury Notes
	0.875% 02/28/11	24,000,000	24,092,808
	0.875% 03/31/11 (g)	1,750,000	1,757,383
	1.375% 03/15/13	175,000,000	177,269,750
	2.500% 03/31/15	15,000,000	15,543,750
U.S. GOVERNMENT OBLIGATIONS TOTAL			263,807,658

	Total Government & Agency Obligations (cost of $305,877,777)		311,111,628

Commercial Mortgage-Backed Securities — 8.7%
Bear Stearns Commercial Mortgage Securities, Inc.
	4.060% 08/15/38	7,259,046	7,367,215
	5.085% 12/11/40	5,987,283	6,011,268
	5.281% 10/12/42 (07/01/10) (a)(b)	17,850,000	18,801,692
	5.882% 09/11/38 (07/01/10) (a)(b)	3,500,000	3,814,641
	5.920% 10/15/36	2,609,534	2,624,625
	6.480% 02/15/35	669,339	683,651
Credit Suisse First Boston Mortgage Securities Corp.
	3.727% 03/15/35	371,884	379,463
	4.302% 07/15/36	847,950	847,336

13

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	4.681% 04/15/37	15,356,442	15,798,179
	5.100% 08/15/38 (07/01/10) (a)(b)	6,000,000	6,354,102
Credit Suisse Mortgage Capital Certificates
	5.250% 03/15/39	2,550,739	2,579,778
CW Capital Cobalt Ltd.
	5.324% 05/15/46	920,804	947,100
GE Capital Commercial Mortgage Corp.
	4.599% 06/10/48	2,670,516	2,773,494
	4.970% 08/11/36	2,215,318	2,285,616
	6.070% 06/10/38	14,600,000	15,222,823
	6.531% 05/15/33	8,150,424	8,337,014
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	12,676,000	12,858,879
	4.619% 08/10/42	5,308,127	5,488,458
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.659% 07/15/42	12,910,652	13,439,136
	4.914% 07/12/37	2,154,609	2,190,541
	4.980% 02/15/51	2,683,222	2,743,894
	5.017% 02/12/51	3,259,011	3,350,010
	5.201% 08/12/37 (07/01/10) (a)(b)	11,940,536	12,495,179
	5.320% 06/12/47	1,315,293	1,343,405
	5.338% 05/12/45	3,134,971	3,176,583
	5.506% 12/12/44 (07/01/10) (a)(b)	9,725,000	10,357,721
	5.822% 05/12/34	1,019,918	1,051,633
	6.064% 04/15/45 (07/01/10) (a)(b)	3,000,000	3,223,483
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	3,109,670	3,158,449
LB-UBS Commercial Mortgage Trust
	4.095% 03/15/27	3,256,298	3,330,481
	5.007% 04/15/30	2,277,000	2,372,729
	5.391% 02/15/40	3,690,975	3,759,978
	5.403% 02/15/40	5,526,335	5,770,894
	5.611% 04/15/41	3,325,344	3,459,972
	5.642% 12/15/25	1,280,514	1,301,810
	6.653% 11/15/27	6,716,967	6,872,822
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.571% 12/15/30 (07/01/10) (a)(b)	4,281,982	82,512
Morgan Stanley Capital I
	5.257% 12/15/43	2,001,425	2,037,627

14

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	6.540% 02/15/31	1,457,737	1,491,169
Nationslink Funding Corp.
	7.104% 01/22/26	9,382,813	10,270,491
Prudential Securities Secured Financing Corp.
	7.490% 06/16/31 (07/01/10) (a)(b)	2,147,677	2,136,724
	7.490% 06/16/31 (07/01/10) (a)(b)	1,430,000	1,429,470
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	909,868	931,638
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	695,595	730,333

	Total Commercial Mortgage-Backed Securities (cost of $214,427,524)		215,684,018

Mortgage-Backed Securities — 7.9%
Federal Home Loan Mortgage Corp.
	2.398% 04/01/35 (07/01/10) (a)(b)	475,604	489,646
	2.689% 03/01/34 (07/01/10) (a)(b)	981,981	1,021,355
	4.000% 05/01/11	1,751,588	1,778,217
	4.000% 05/01/24	5,237,870	5,446,464
	4.000% 07/01/24	13,973,171	14,529,642
	4.500% 11/01/20	1,879,925	2,001,147
	4.500% 03/01/21	3,399,324	3,613,882
	4.500% 05/01/24	3,385,652	3,574,343
	4.500% 06/01/24	8,407,431	8,875,998
	4.500% 08/01/24	22,656,154	23,918,837
	4.500% 10/01/24	5,577,437	5,888,281
	5.000% 09/01/22	10,100,948	10,785,130
	5.000% 01/01/24	2,482,082	2,649,677
	5.000% 02/01/24	4,155,921	4,437,420
	5.500% 05/01/17	73,869	80,188
	5.500% 09/01/17	261,273	283,624
	5.500% 01/01/19	8,337	9,058
	5.500% 07/01/19	321,831	349,664
	5.500% 12/01/20	3,603,706	3,907,487
	5.500% 01/01/21	6,288,851	6,818,982
	5.500% 02/01/21	6,100,392	6,601,292
	5.505% 01/01/36 (07/01/10) (a)(b)	1,302,995	1,370,725
	5.879% 07/01/36 (07/01/10) (a)(b)	57,723	61,836
	6.000% 03/01/17	32,701	35,643
	6.000% 04/01/17	38,265	41,707

15

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 06/01/17	2,368	2,581
	6.000% 08/01/17	107,271	116,921
	6.000% 08/01/21	929,096	1,012,388
	6.000% 09/01/21	340,089	370,577
	6.000% 10/01/21	3,913,869	4,264,741
	7.500% 09/01/15	33,948	36,856
	8.500% 07/01/30	38,974	45,399
Federal National Mortgage Association
	2.060% 06/01/33 (07/01/10) (a)(b)	1,780,803	1,816,300
	2.502% 04/01/34 (07/01/10) (a)(b)	1,410,028	1,471,039
	2.502% 01/01/35 (07/01/10) (a)(b)	1,346,884	1,396,425
	2.541% 03/01/34 (07/01/10) (a)(b)	1,665,212	1,739,389
	3.161% 06/01/34 (07/01/10) (a)(b)	937,669	954,339
	3.185% 07/01/34 (07/01/10) (a)(b)	1,671,416	1,726,747
	4.500% 11/01/14	1,166,465	1,205,562
	4.500% 07/01/24	5,220,335	5,517,803
	4.813% 06/01/35 (07/01/10) (a)(b)	2,070,115	2,172,267
	4.979% 07/01/35 (07/01/10) (a)(b)	1,484,097	1,570,047
	5.000% 07/01/22	11,172,257	11,937,731
	5.000% 08/01/24	6,704,068	7,162,354
	5.000% 03/01/25	12,000,000	12,812,220
	5.500% 05/01/21	784,574	849,118
	5.500% 11/01/21	3,759,724	4,069,020
	5.500% 10/01/23	4,294,611	4,645,655
	5.500% 01/01/24	6,244,336	6,754,751
	5.500% 10/01/24	3,105,054	3,358,863
	5.635% 10/01/35 (07/01/10) (a)(b)	912,733	977,808
	5.676% 04/01/36 (07/01/10) (a)(b)	1,873,259	1,980,001
	5.725% 07/01/36 (07/01/10) (a)(b)	73,991	79,237
	6.000% 03/01/37	1,662,650	1,793,428
	6.177% 09/01/37 (07/01/10) (a)(b)	830,952	899,508
	6.500% 03/01/12	5,378	5,636
	7.500% 08/01/15	26,074	28,588
	7.500% 10/01/28	1,223,441	1,390,555
	7.500% 01/01/29	412,604	468,963
	8.000% 05/01/15	49,745	54,576
	8.000% 01/01/16	99,932	109,161
	8.000% 08/01/30	16,395	18,988
	8.000% 05/01/31	52,338	60,618
	8.000% 07/01/31	23,303	27,001
	9.000% 04/01/16	409	423

16

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
	1.000% 03/20/30 (07/01/10) (a)(b)	49,454	50,648
	3.625% 07/20/18 (07/01/10) (a)(b)	240,683	247,467
	4.375% 04/20/22 (07/01/10) (a)(b)	1,382,178	1,428,280
	4.375% 06/20/29 (07/01/10) (a)(b)	210,568	217,591
	6.500% 09/15/13	16,556	18,032
	6.500% 03/15/32	1,810	2,017
	6.500% 11/15/33	234,349	260,575
	7.000% 11/15/13	25,259	26,952
	7.000% 04/15/29	57,788	65,681
	7.000% 08/15/29	2,896	3,292
	8.000% 10/15/17	229,622	253,992
Small Business Administration
	0.875% 06/25/22 (07/01/10) (a)(b)	156,419	155,924

	Total Mortgage-Backed Securities (cost of $188,263,732)		196,204,280

Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Treasury obligation maturing 07/17/15, market value $20,801,838 (repurchase proceeds $20,392,000)	20,392,000	20,392,000

	Total Short-Term Obligation (cost of $20,392,000)		20,392,000

	Total Investments — 99.5% (cost of $2,428,544,481)(h)(i)		2,466,546,940

	Other Assets & Liabilities, Net — 0.5%		13,638,250

	Net Assets — 100.0%		2,480,185,190

17

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Asset-backed and Mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If event materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

18

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$750,957,683	$—	$750,957,683
Total Collateralized Mortgage Obligations	—	564,658,936	—	564,658,936
Total Asset-Backed Securities	—	407,538,395	—	407,538,395
Government & Agency Obligations
Foreign Government Obligations	—	46,254,220	1,049,750	47,303,970
U.S. Government Obligations	263,807,658	—	—	263,807,658
Total Government & Agency Obligations	263,807,658	46,254,220	1,049,750	311,111,628
Total Commercial Mortgage-Backed Securities	—	215,684,018	—	215,684,018
Total Mortgage-Backed Securities	—	196,204,280	—	196,204,280
Total Short-Term Obligation	—	20,392,000	—	20,392,000
Total Investments	263,807,658	2,201,689,532	1,049,750	2,466,546,940
Unrealized Depreciation on Futures Contracts	(1,690,829)	—	—	(1,690,829)
Total	$262,116,829	$2,201,689,532	$1,049,750	$2,464,856,111

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

Certain government issues classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable.

The following table reconciles asset balances for the three month period ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Government & Agency Obligations
Foreign Government Obligations	$—	$323	$1,167	$32,788	$—	$(42,500)	$1,057,972	$—	$1,049,750

19

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $32,788.

There were no significant transfers between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$1,049,750	$1,049,750	$—

Financial Assets were transferred from Level 2 to Level 3 as the result of the pricing services discontinuing coverage of the securities.  As a result, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b)	Parenthetical date represents the interest rate reset date for the security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid, amounted to $288,122,863, which represents 11.6% of net assets.

(d)	Investments in affiliates during the three months ended June 30, 2010:

	Value,				Value,
	beginning of		Sales	Interest	end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 5.000% 01/15/15	$2,153,404	$—	$2,160,680	$10,250	$—

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2010, the value of these securities amounted to $1,059,588, which represents less than 0.1% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,049,750, which represents less than 0.1% of net assets.

(g)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2010, the total market value of securities pledged amounted to $1,757,383
(h)	Cost for federal income tax purposes is $2,428,544,481.
(i)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$48,804,385	$(10,801,926)	$38,002,459

At June 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,505	$329,336,330	$327,920,501	Sept- 2010	$(1,415,829)
5-Year U.S. Treasury Notes	363	42,961,617	42,686,617	Sept- 2010	(275,000)
					$(1,690,829)

Acronym	Name

I.O.	Interest Only

20

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 89.0%
EDUCATION — 3.7%
Education — 3.5%
DE University of Delaware
	Series 2009 A,
	2.000% 11/01/37 (06/01/11) (a)(b)	10,750,000	10,842,880
FL University Athletic Association, Inc.
	Series 2006,
	LOC: SunTrust Bank
	3.800% 10/01/31 (10/01/11) (a)(b)	3,510,000	3,563,001
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	7,400,000	7,795,160
IL Educational Facilities Authority
	University of Chicago,
	Series 1998,
	3.375% 07/01/25 (02/03/14) (a)(b)	5,650,000	5,962,558
IL Finance Authority
	The Art Institution of Chicago:
	Series 2010 B,
	4.000% 07/01/15	13,850,000	14,591,252
	Series 2010,
	5.000% 03/01/15	3,200,000	3,561,312
IN St. Joseph County Educational Facilities Revenue
	University Notre Dame Du Lac,
	Series 2005,
	3.875% 03/01/40 (03/01/12) (a)(b)	6,700,000	6,947,833
MA Development Finance Agency
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	4,975,000	5,164,349
MA University of Massachusetts Building Authority
	Series 2005,
	Insured: AMBAC
	5.000% 11/01/15	3,000,000	3,410,610
NJ Educational Facilities Authority
	Princeton University,
	Series 2008 K,
	5.000% 07/01/11	2,965,000	3,104,118
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (a)(b)	2,500,000	2,572,700
PA University of Pittsburgh
	Series 2007,
	5.000% 08/01/10	10,125,000	10,157,805
	Series 2009 A,
	4.000% 09/15/10	4,720,000	4,756,627

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
TN School Bond Authority
	Series 2009 A,
	2.000% 05/01/11	4,000,000	4,055,720
Education Total			86,485,925
Student Loan — 0.2%
NM Educational Assistance Foundation
	Series 2009 C, AMT,
	3.900% 09/01/14	4,890,000	5,115,282
Student Loan Total			5,115,282
EDUCATION TOTAL			91,601,207
HEALTH CARE — 8.0%
Hospitals — 8.0%
AZ Health Facilities Authority
	Banner Health System,
	Series 2008 D,
	5.000% 01/01/12	2,000,000	2,104,560
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 C:
	5.000% 07/01/34 (10/16/14) (a)(b)	12,000,000	13,127,880
	5.000% 07/01/37 (07/02/12) (a)(b)	15,250,000	16,147,767
	Series 2009 G,
	5.000% 07/01/28 (07/02/12) (a)(b)	3,000,000	3,176,610
CA Newport Beach
	Hoag Memorial Hospital,
	Series 2009 B,
	4.000% 12/01/38 (02/08/11) (a)(b)	6,000,000	6,103,680
CA Statewide Communities Development Authority
	Kaiser Hospital Asset Management:
	Series 2002 E,
	4.000% 11/01/36 (05/02/11) (a)(b)	15,830,000	16,248,545
	Series 2009 A,
	5.000% 04/01/13	10,250,000	11,123,915
CO Health Facilities Authority
	Catholic Health Initiatives:
	Series 2008 C-6,
	3.950% 09/01/36 (11/10/10) (a)(b)	6,620,000	6,695,998
	Series 2008 D,
	5.250% 10/01/38 (11/12/13) (a)(b)	2,500,000	2,744,950
	Series 2009 B,
	5.000% 07/01/39 (11/08/12) (a)(b)	2,250,000	2,432,048
FL Orange County Health Facilities Authority
	Orlando Health, Inc.,
	Series 2009,
	5.000% 10/01/14	2,000,000	2,171,400

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Tampa
	Baycare Health System, Inc,
	Series 2010,
	5.000% 11/15/16	2,000,000	2,186,740
IA Finance Authority
	Central Health System,
	Series 2009 F,
	5.000% 08/15/39 (08/15/12) (a)(b)	5,100,000	5,436,753
	Series 2010:
	5.000% 07/01/15	1,075,000	1,174,706
	5.000% 07/01/16	1,150,000	1,247,198
IL Finance Authority
	Advocate Healthcare Network,
	Series 2008 A3,
	3.875% 11/01/30 (05/01/12) (a)(b)	2,250,000	2,302,673
	Northwestern Memorial Hospital,
	Series 2009 A:
	5.000% 08/15/11	2,450,000	2,548,760
	5.000% 08/15/12	5,130,000	5,511,877
	5.000% 08/15/13	3,500,000	3,816,470
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A2,
	3.750% 11/15/36 (02/01/12) (a)(b)	9,675,000	10,111,149
KY Economic Development Finance Authority
	Catholic Health Initiatives,
	Series 2009 B,
	5.000% 05/01/39 (11/08/12) (a)(b)	2,000,000	2,206,920
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,644,500
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/42 (11/15/11) (a)(b)	4,450,000	4,674,235
MI Hospital Finance Authority
	Ascension Health,
	Series 2010,
	5.000% 11/15/15	2,000,000	2,228,660
MI Kent Hospital Financial Authority
	Spectrum Health,
	Series 2008 A,
	5.000% 01/15/47 (01/15/12) (a)(b)	1,300,000	1,360,125
NC Medical Care Commission
	Duke University Health System,
	Series 2006 B,
	0.610% 06/01/39 (07/01/10) (a)(b)	20,750,000	20,750,000
NV Reno Hospital
	Renown Regional Medical Center Project,
	Series 2007 A:
	5.000% 06/01/11	650,000	666,660

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.000% 06/01/12	815,000	853,688
	5.000% 06/01/13	500,000	528,070
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2008 B,
	5.000% 08/15/11	4,590,000	4,814,726
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center,
	Series 2008 A,
	5.000% 09/01/11	9,450,000	9,910,971
PA Higher Educational Facilities Authority
	University of Pittsburgh Medical Center,
	Series 2010 E,
	5.000% 05/15/15	4,250,000	4,693,572
PA Washington County Hospital Authority
	Washington Hospital,
	Series 2007 A,
	LOC: Wachovia Bank N.A.
	1.250% 07/01/37 (07/01/10) (a)(b)	4,200,000	4,200,420
TX Harris County Cultural Education Facilities Finance Corp.
	Methodist Hospital,
	Series 2009 B1,
	5.000% 12/01/28 (06/01/12) (a)(b)	10,000,000	10,697,100
TX Lubbock Health Facilities Development Corp.
	Series 2008 A,
	3.050% 07/01/30 (10/16/12) (a)(b)	5,000,000	5,074,950
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott and White Memorial Hospital,
	Series 2008,
	5.000% 08/15/11	1,275,000	1,325,159
UT Riverton
	IHC Health Services Inc,
	Series 2009,
	5.000% 08/15/13	1,400,000	1,544,284
Hospitals Total			194,587,719
HEALTH CARE TOTAL			194,587,719
HOUSING — 1.6%
Multi-Family — 0.8%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	LIQ FAQ: FNMA
	4.350% 12/01/31 (12/01/11) (a)(b)	2,990,000	3,075,484

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	4.250% 07/01/10	6,630,000	6,630,398
NY New York City Housing Development Corp.
	Series 2009 C2,
	5.000% 11/01/11	10,000,000	10,298,400
Multi-Family Total			20,004,282
Single-Family — 0.8%
DE Housing Authority
	Single Family Mortgage,
	Series 2008 B,
	4.250% 07/01/33	760,000	775,808
FL Housing Finance Corp.
	Series 2010,
	5.000% 06/23/15	3,500,000	3,743,810
MA Housing Finance Agency
	Series 2009 D,
	4.000% 09/01/11	7,250,000	7,466,050
MI Housing Development Authority
	Series 2009 C, AMT,
	3.150% 12/01/10	3,830,000	3,842,447
VA Housing Development Authority
	Series 2004 A, AMT,
	3.900% 10/01/10	2,740,000	2,752,440
WA Housing Finance Commission
	Series 2010 A,
	Insured: GNMA
	4.700% 03/11/15	1,500,000	1,593,390
Single-Family Total			20,173,945
HOUSING TOTAL			40,178,227
INDUSTRIALS — 1.4%
Oil & Gas — 1.4%
CA Pollution Control Financing Authority
	BP West Coast Products, LLC,
	Series 2009,
	2.600% 12/01/46 (09/02/14) (a)(b)	5,000,000	4,400,050
GA Public Gas Partners, Inc.
	Series 2009:
	5.000% 10/01/12	2,300,000	2,483,747
	5.000% 10/01/14	3,630,000	4,029,917
IN Whiting
	BP PLC,
	Series 2008,
	2.800% 06/01/44 (06/02/14) (a)(b)	13,250,000	11,660,000
TX Gulf Coast Waste Disposal Authority
	BP Products North America,
	Series 2007,
	GTY AGMT: BP PLC
	2.300% 01/01/42 (09/03/13) (a)(b)	8,800,000	7,788,088

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
TX Municipal Gas Acquisition & Supply Corp. Il
	Series 2007,
	0.760% 09/15/10 (a)	1,270,000	1,265,238
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	1,500,000	1,520,700
Oil & Gas Total			33,147,740
INDUSTRIALS TOTAL			33,147,740
OTHER — 11.5%
Other — 1.6%
CA Infrastructure & Economic Development Bank
	J. Paul Getty Trust:
	Series 2007 A3,
	2.250% 10/01/47 (04/02/12) (a)(b)	6,675,000	6,840,874
	Series 2007 A4,
	1.650% 10/01/47 (04/01/11) (a)(b)	2,325,000	2,342,856
NY Liberty Development Corp.
	Series 2009 A,
	0.500% 12/01/49 (01/18/11) (a)(b)	22,000,000	22,006,380
United Nations Development Corp.
	Series 2009 A:
	4.000% 07/01/12	3,925,000	4,177,299
	4.500% 07/01/13	2,200,000	2,409,396
	5.000% 07/01/14	2,000,000	2,251,880
Other Total			40,028,685
Pool/Bond Bank — 1.0%
AK Industrial Development & Export Authority
	Series 2010 A,
	5.000% 04/01/16	2,500,000	2,812,600
ME Health & Higher Educational Facilities Authority
	Series 2010 B:
	4.000% 07/01/16	3,555,000	3,768,478
	5.000% 07/01/15	3,455,000	3,860,962
MI Municipal Bond Authority
	Series 2009 C3,
	LOC: ScotiaBank
	2.500% 08/20/10	3,935,000	3,944,956
MT Board of Investments
	Series 2004,
	0.500% 03/01/29 (03/01/11) (a)(b)	3,500,000	3,498,215

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PA Delaware Valley Regional Financing Authority
	Series 2002,
	5.500% 07/01/12	6,000,000	6,476,700
Pool/Bond Bank Total			24,361,911
Refunded/Escrowed(c) — 8.9%
AL County of Jefferson
	Series 2001 A,
	Pre-refunded 02/01/11,
	Insured: FGIC
	5.500% 02/01/40	19,000,000	19,713,640
CA County of Sacramento
	Series 1988 A, AMT,
	Escrowed to Maturity,
	8.000% 07/01/16	12,810,000	16,606,884
CA Department of Water Resources
	Series 2002 A,
	Pre-refunded 05/01/12,
	6.000% 05/01/14	8,250,000	9,173,422
CA Economic Recovery
	Series 2008 B,
	Pre-refunded 07/01/11,
	5.000% 07/01/23 (07/01/11) (a)(b)	5,650,000	5,921,539
CA State
	Series 2004 A,
	Pre-refunded 07/01/14,
	5.000% 07/01/15	1,170,000	1,353,678
CO E-470 Public Highway Authority
	Series 2000,
	Pre-refunded 09/01/10,
	(d) 09/01/35	27,000,000	4,112,100
FL Orlando Urban Community Development District
	Series 2001 A,
	Pre-refunded 05/01/11,
	6.950% 05/01/33	7,690,000	8,097,109
IL Chicago Water Revenue
	Series 2000,
	Pre-refunded 11/01/10,
	5.875% 11/01/30	4,000,000	4,115,480
IL Chicago
	Series 2001,
	Pre-refunded 01/01/11,
	Insured: FGIC
	5.500% 01/01/31	2,000,000	2,052,420
IL Health Facilities Authority
	Riverside Health Systems,
	Series 2000,
	Pre-refunded 11/15/10,
	6.850% 11/15/29	4,000,000	4,138,320
IL State
	Series 2002,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/14	5,000,000	5,521,800

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,098,744
MA Industrial Finance Agency
	Palmers Healthcare System,
	Series 1989 A-2,
	Escrowed to Maturity,
	(d) 08/01/10	5,750,000	5,746,837
MA Water Resources Authority
	Series 2000 A,
	Pre-refunded 08/01/10,
	Insured: FGIC
	5.750% 08/01/39	5,750,000	5,834,237
MI State
	Series 2001 A,
	Pre-refunded 11/01/11,
	Insured: AGMC
	5.500% 11/01/13	7,345,000	7,819,707
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988 AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.950% 03/01/13	3,000,000	3,537,840
MO Health & Educational Facilities Authority
	SSM Healthcare System,
	Series 2001 A,
	Pre-refunded 06/01/11,
	5.250% 06/01/28	2,000,000	2,108,920
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,740,641
NJ Economic Development Authority
	Series 2008 W,
	Escrowed to Maturity,
	5.000% 09/01/11	4,705,000	4,960,576
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 06/01/42	6,425,000	7,108,877
OH County of Hamilton
	Series 2000 B,
	Pre-refunded 12/01/10,
	5.250% 12/01/32	8,845,000	9,028,003

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PA Philadelphia
	Series 2001,
	Pre-refunded 03/15/11,
	Insured: AGMC
	5.000% 09/15/31	8,000,000	8,269,120
PA State
	Series 2001,
	Pre-refunded 01/15/2011,
	5.000% 01/15/12	12,500,000	12,943,500
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,226,882
TX County of Bexar
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: NPFGC
	5.750% 08/15/22	9,915,000	9,980,935
TX Turnpike Authority
	Series 1996,
	Escrowed to Maturity,
	Insured: AMBAC
	(d) 01/01/11	2,500,000	2,493,600
TX Wichita Falls
	Series 2001,
	Pre-refunded 08/01/11,
	5.375% 08/01/20	1,500,000	1,581,810
VA Southeastern Public Services Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: NPFGC
	5.250% 07/01/10	3,000,000	3,000,420
WI Badger Tobacco Asset Securitization Corp.
	Pre-Refunded to Various Dates,
	Series 2002,
	6.125% 06/01/27	9,520,000	10,264,369
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	20,000,000	21,987,800
Refunded/Escrowed Total			217,539,210
OTHER TOTAL			281,929,806
OTHER REVENUE — 0.6%
Recreation — 0.6%
FL Board of Education
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/12	6,150,000	6,645,505
OR Department of Administrative Services
	Series 2004 A,
	Insured: AGMC
	5.000% 04/01/11	5,010,000	5,182,645

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
	Series 2009 A,
	3.000% 04/01/11	2,000,000	2,038,880
Recreation Total			13,867,030
OTHER REVENUE TOTAL			13,867,030
RESOURCE RECOVERY — 1.3%
Disposal — 0.3%
CA Statewide Communities Development Authority
	Republic Services, Inc.,
	Series 2003 A, AMT,
	4.950% 12/01/12	3,000,000	3,141,180
NY Babylon Industrial Development Agency
	Covanta Energy Corp.,
	Series 2009 A:
	5.000% 01/01/13	1,500,000	1,620,780
	5.000% 01/01/14	2,000,000	2,186,380
Disposal Total			6,948,340
Resource Recovery — 1.0%
FL County of Hillsborough
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 09/01/14	3,025,000	3,275,500
FL County of Lee
	Series 2001, AMT,
	Insured: NPFGC
	5.625% 10/01/12	5,285,000	5,541,005
FL Tampa Solid Waste System
	Series 1999 B, AMT,
	Insured: AMBAC
	5.250% 10/01/15	5,000,000	5,024,350
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,686,765
MS Business Finance Corp.
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27 (03/01/11) (a)(b)	2,375,000	2,406,635
Resource Recovery Total			24,934,255
RESOURCE RECOVERY TOTAL			31,882,595
TAX-BACKED — 39.3%
Local Appropriated — 1.3%
CA Golden Empire Schools Financing Authority
	Series 2010,
	4.000% 05/01/12	10,000,000	10,340,200

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,246,895
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: NPFGC
	5.250% 12/01/15	3,165,000	3,586,167
NY Dormitory Authority
	Series 2008,
	5.000% 01/15/14	6,300,000	6,936,930
OK Tulsa County Industrial Authority
	Series 2009:
	4.000% 09/01/13	1,000,000	1,088,310
	5.500% 09/01/14	1,280,000	1,483,686
Local Appropriated Total			31,682,188
Local General Obligations — 10.6%
AK North Slope Borough
	Series 2000 B,
	Insured: NPFGC
	(d) 06/30/11	16,050,000	15,860,931
CA Gilroy Unified School District
	Series 2010,
	5.000% 04/01/13	5,125,000	5,481,956
CA Long Beach Community College District
	Series 2010 A,
	9.850% 01/15/13	13,875,000	16,647,780
CA Long Beach Unified School District
	Series 2009 A:
	4.000% 08/01/10	2,710,000	2,718,103
	4.000% 08/01/11	2,150,000	2,229,722
	5.000% 08/01/11	1,650,000	1,729,019
CA Los Angeles Unified School District
	Series 2007,
	5.000% 07/01/10	5,015,000	5,015,602
	Series 2009,
	3.000% 07/01/11	14,905,000	15,233,357
CA Los Angeles
	Series 2009 A,
	2.500% 09/01/11	8,250,000	8,427,787
FL Miami Dade County School District
	Series 1996,
	Insured: NPFGC
	5.000% 07/15/11	5,895,000	6,144,771
GA Lowndes County School District
	Series 2007,
	5.000% 02/01/11	2,700,000	2,772,684
GA Richmond County Board of Education
	Series 2007,
	5.000% 10/01/10	2,000,000	2,023,880

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
GA Whitfield County School District
	Series 2009,
	5.000% 04/01/11	3,250,000	3,361,735
HI City & County of Honolulu
	Series 1993 B,
	8.000% 10/01/10	7,140,000	7,277,445
IL Chicago Board Education
	Series 1999 A,
	Insured: NPFGC
	(d) 12/01/11	4,500,000	4,399,335
IL County of Cook
	Series 2009 C,
	5.000% 11/15/12	4,000,000	4,359,040
	Series 2009 D,
	5.000% 11/15/14	3,000,000	3,396,690
KS Sedgwick County Unified School District No. 259
	Series 2001,
	Insured: AGMC
	5.500% 09/01/11	5,100,000	5,401,002
KS Spring Hill
	Series 2009 C,
	2.000% 09/01/11	5,475,000	5,481,515
KS Topeka
	Series 2009 B,
	4.000% 08/15/11	5,700,000	5,924,238
MA Cambridge
	Series 2009,
	2.000% 03/15/11	2,715,000	2,747,661
MA Plymouth
	Series 2009,
	3.000% 05/15/11	3,195,000	3,269,316
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	4,948,657
MI Kent County Refuse Disposal Systems
	Series 2006 A,
	5.000% 11/01/10	7,605,000	7,725,387
MO St. Louis County Rockwood School District No. R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,602,480
NJ Jersey City
	Series 2002 B,
	Insured: AMBAC
	5.000% 03/01/11	4,195,000	4,309,020

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NM Albuquerque Municipal School District No. 12
	Series 2008,
	4.000% 08/01/10	6,300,000	6,320,223
NM Albuquerque
	Series 2009 A,
	3.000% 07/01/11	6,085,000	6,246,253
NM Central Community College
	Series 2009,
	3.000% 08/15/11	5,525,000	5,685,170
NM Santa Fe Public School District
	Series 2009,
	2.500% 08/01/11	7,000,000	7,159,390
NY New York City
	Series 2007 E,
	5.000% 08/01/10	7,045,000	7,073,180
	Series 2009 E,
	5.000% 08/01/15	3,500,000	4,004,945
SC Spartanburg County School District No. 5
	Series 2009,
	5.000% 05/01/11	6,220,000	6,454,494
TN County of Rutherford
	Series 2009,
	4.000% 04/01/12	10,000,000	10,528,800
TN Sevier County Public Building Authority
	Series 2009,
	4.000% 06/01/11	7,500,000	7,713,225
TN Shelby County
	Public Improvement,
	Series 2001 A,
	5.000% 04/01/11	6,250,000	6,471,187
TX Denver City Independent School District
	Series 2009,
	2.500% 02/15/11	3,785,000	3,833,486
TX Montgomery County
	Series 2006 B,
	Insured: AGMC
	SPA: DEPFA Bank, PLC
	5.000% 03/01/29 (09/01/10) (a)(b)	2,500,000	2,518,350
TX Plano Independent School District
	Series 2002,
	5.000% 02/15/12	3,335,000	3,578,122
	Series 2004,
	5.000% 02/15/12	7,000,000	7,510,300
VA Newport News
	Series 2009 B,
	3.250% 09/01/11	6,095,000	6,298,390
VA Pittsylvania County
	Series 2010 A,
	3.500% 07/15/13	3,000,000	3,062,460

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
WA Seattle
	Series 2009,
	4.000% 05/01/11	8,655,000	8,919,930
WI Milwaukee
	Series 2001 T,
	5.250% 09/01/11	5,575,000	5,887,813
Local General Obligations Total			259,754,831
Special Non-Property Tax — 8.0%
AR Fayetteville
	Series 2005 B,
	Insured: NPFGC
	4.000% 12/01/11	6,830,000	7,159,684
CA State
	Series 2004 A:
	5.000% 07/01/15	1,690,000	1,871,726
	Insured: NPFGC
	5.000% 07/01/10	1,675,000	1,675,201
	Series 2009 B,
	5.000% 07/01/23 (07/01/14) (a)(b)	14,500,000	16,171,270
CT State
	Series 1991 B,
	6.500% 10/01/10	3,905,000	3,965,293
	Series 2001 B,
	5.375% 10/01/14	15,780,000	16,663,049
FL Citizens Property Insurance Corp.
	Series 2007 A,
	Insured: NPFGC
	5.000% 03/01/13	15,000,000	15,724,500
	Series 2010,
	2.060% 06/01/13 (07/01/10) (a)(b)	10,000,000	9,962,500
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	5,082,952
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: AGMC
	5.000% 10/01/10	4,500,000	4,551,480
IL Metropolitan Pier & Exposition Authority
	Series 1996 A,
	Insured: NPFGC
	(d) 12/15/11	6,500,000	6,343,805
IL Regional Transportation Authority
	Series 1999,
	5.750% 06/01/11	8,125,000	8,499,238
KS Wyandotte County Unified Government
	Series 2010,
	(d) 06/01/21	4,100,000	2,180,298

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
LA State Gas & Fuel Tax
	Series 2010 A-1,
	1.060% 05/01/43 (07/01/10) (a)(b)	21,250,000	21,250,000
MA School Building Authority
	Series 2005 A,
	Insured: AGMC
	5.000% 08/15/12	6,100,000	6,656,320
MO Bi-State Development Agency of the Missouri-Illinois Metropolitan District
	Series 2002 B,
	5.250% 10/01/15	10,500,000	11,477,865
ND Fargo Sales Tax
	Series 2009 D,
	3.000% 11/01/11	5,040,000	5,185,001
NM State Severance Tax
	Series 2006 A,
	4.000% 07/01/13	3,000,000	3,091,410
	Series 2009 A,
	5.000% 07/01/14	7,895,000	9,024,143
NY Local Government Assistance Corp.
	Series 2001 A-1,
	5.000% 04/01/11	9,300,000	9,626,616
NY New York City Transitional Finance Authority
	Series 2002,
	5.000% 11/01/12	3,500,000	3,844,925
	Series 2009 A,
	5.000% 11/01/11	4,830,000	5,121,810
	Series 2009 C1,
	5.000% 08/01/14	6,795,000	7,745,688
RI Convention Center Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 05/15/16	5,610,000	6,076,359
Virgin Islands Public Finance Authority
	Series 2009 B:
	5.000% 10/01/11	2,500,000	2,604,300
	5.000% 10/01/12	4,145,000	4,411,026
Special Non-Property Tax Total			195,966,459
State Appropriated — 7.3%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/14	9,000,000	10,134,000
AZ School Facilities Board
	Series 2005 A-1,
	5.000% 09/01/14	10,000,000	11,154,600
	Series 2008,
	5.500% 09/01/13	8,000,000	8,948,640

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
AZ State
	Series 2010 A,
	Insured: AGMC
	5.000% 10/01/15	5,000,000	5,616,000
CA Public Works Board
	Series 2010 A-1:
	5.000% 03/01/15	3,000,000	3,219,420
	5.000% 03/01/16	1,325,000	1,427,330
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	18,200,000	19,706,050
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,372,693
KY Property & Buildings Commission
	Series 2008,
	5.000% 11/01/10	4,560,000	4,627,944
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,000,650
LA Facilities Authority Revenue
	Hurricane Recovery Program,
	Series 2007,
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,107,460
LA Local Government Environmental Facilities & Community Development Authority
	Series 2009 A,
	4.000% 10/01/14	1,545,000	1,662,621
MI Building Authority
	Series 2005 I,
	Insured: AMBAC
	5.000% 10/15/29 (10/15/11) (a)(b)	12,000,000	12,567,600
NY Dormitory Authority
	Series 2002 B,
	Insured: FGIC
	5.250% 11/15/29 (05/15/12) (a)(b)	10,000,000	10,753,600
	Series 2004,
	Insured: NPFGC
	5.000% 07/01/14	3,660,000	4,103,592
	Series 2008 E,
	5.000% 02/15/11	2,170,000	2,230,977
	Series 2009,
	5.000% 02/15/13	13,505,000	14,759,074

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Thruway Authority Service Contract
	Local Highway & Bridge,
	Series 2002,
	5.500% 04/01/11	3,000,000	3,110,790
NY Thruway Authority
	Series 2008,
	5.000% 04/01/12	5,245,000	5,623,322
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: NPFGC
	6.000% 01/01/11	5,000,000	5,141,250
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17 (01/01/11) (a)(b)	11,885,000	12,174,519
OH Building Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/15	2,080,000	2,265,536
OH Major New State Infrastructure
	Series 2008-1,
	5.000% 06/15/12	2,200,000	2,383,942
OR Department of Administrative Services
	Series 2002 B:
	Insured: AGMC
	5.250% 05/01/15	6,020,000	6,420,390
	Insured: NPFGC
	5.250% 05/01/16	6,085,000	6,483,993
	Series 2009 A,
	5.000% 05/01/14	3,125,000	3,513,781
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,452,880
State Appropriated Total			177,962,654
State General Obligations — 12.1%
AK State
	Series 2003 A,
	Insured: AGMC
	5.000% 08/01/14	14,000,000	15,547,420
CA State
	Series 2004:
	5.000% 04/01/11	1,850,000	1,910,532
	5.000% 12/01/15	2,200,000	2,390,454
	Series 2005,
	5.000% 03/01/15	4,000,000	4,458,160
	Series 2006,
	5.000% 03/01/14	4,000,000	4,436,520
CT Housing Finance Authority
	Series 2008 D,
	4.750% 05/15/18	7,000,000	7,263,130
CT State
	Series 2004 C,
	Insured: FGIC
	5.000% 04/01/11	5,000,000	5,174,600

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2007,
	5.000% 03/15/11	3,600,000	3,718,368
	Series 2009 B,
	4.000% 06/01/11	21,000,000	21,699,510
DE State
	Series 2009,
	3.500% 01/01/11	9,450,000	9,602,806
FL Board of Education
	Series 2005 A,
	5.000% 06/01/11	4,090,000	4,261,330
	Series 2009 D,
	5.000% 06/01/14	16,460,000	18,702,017
GA State
	Series 1994 D,
	6.800% 08/01/11	3,000,000	3,205,410
	Series 1995 B,
	6.800% 03/01/11	11,000,000	11,468,160
IL State
	Series 2002,
	Insured: NPFGC
	5.500% 08/01/16	6,700,000	7,115,333
	Series 2009,
	3.000% 04/01/11	6,000,000	6,069,540
	Series 2010:
	5.000% 01/01/16	10,000,000	10,880,600
	Insured: AGMC
	5.000% 01/01/16	4,250,000	4,639,895
LA State
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/12	10,000,000	10,866,000
	Series 2009 B,
	3.000% 04/15/11	19,675,000	20,074,993
MA State
	Series 2010 A:
	0.690% 02/01/13 (07/01/10) (a)(b)	14,500,000	14,518,125
	0.840% 02/01/14 (07/01/10) (a)(b)	2,500,000	2,503,125
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	4,881,670
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,936,369
NC State
	Series 2007 A,
	5.000% 03/01/11	7,500,000	7,736,175

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ State
	Series 1992 D,
	6.000% 02/15/11	7,770,000	8,039,697
OH State
	Series 2009 C,
	5.000% 09/15/14	20,000,000	22,884,400
TX State
	Series 2000 AMT,
	5.750% 08/01/13	7,325,000	7,347,121
	Series 2008,
	5.000% 10/01/10	4,275,000	4,326,043
	Series 2009,
	2.500% 08/31/10	30,000,000	30,109,800
	Series 2010 AMT,
	5.000% 08/01/15	5,775,000	6,524,017
UT State
	Series 2009 C,
	5.000% 07/01/14	2,500,000	2,873,375
WV State
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/11	5,700,000	5,942,535
State General Obligations Total			295,107,230
TAX-BACKED TOTAL			960,473,362
TRANSPORTATION — 9.8%
Airports — 4.3%
AZ Phoenix Civic Improvement Corp.
	Series 2002 B, AMT,
	Insured: NPFGC
	5.750% 07/01/17	6,000,000	6,241,200
	Series 2005 B,
	Insured: NPFGC
	5.000% 07/01/11	4,500,000	4,706,010
	Series 2008 D, AMT,
	5.250% 07/01/11	2,600,000	2,708,238
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	5,277,400
DC Metropolitan Washington Airports Authority
	Series 2007 B, AMT,
	Insured: AMBAC:
	5.000% 10/01/10	7,000,000	7,073,920
	5.000% 10/01/11	5,000,000	5,234,100
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,324,882
FL County of Lee
	Series 2010 A, AMT,
	Insured: AGO
	5.000% 10/01/12 (e)	1,500,000	1,587,180

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
FL Greater Orlando Aviation Authority
	Series 2008 A, AMT,
	Insured: AGMC
	5.000% 10/01/10	5,625,000	5,684,456
FL Miami Dade County Aviation
	Miami International Airport:
	Series 2007 C, AMT,
	Insured: AGMC
	5.000% 10/01/13	3,500,000	3,774,995
	Series 2007 D,
	Insured: AGO
	5.000% 10/01/10	1,745,000	1,764,073
GA Atlanta
	Series 2003 D, AMT,
	Insured: NPFGC
	5.250% 01/01/15	5,000,000	5,279,350
HI State
	Series 2010, AMT,
	5.000% 07/01/15	7,000,000	7,641,130
KY Louisville Kentucky Regional Airport Authority
	Series 2008 A, AMT,
	Insured: AGMC
	5.000% 07/01/12	2,935,000	3,122,576
MN Minneapolis - St. Paul Metropolitan Airports Commission
	Series 2008 A, AMT,
	5.000% 01/01/11	1,805,000	1,841,028
	Series 2009 B, AMT,
	5.000% 01/01/14	2,055,000	2,224,126
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,750,675
	Series 2010 E2,
	5.000% 07/01/12	7,000,000	7,447,230
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: NPFGC
	5.250% 07/01/12	5,000,000	5,012,350
TN Memphis-Shelby County Airport Authority
	Series 2010 AMT:
	4.000% 07/01/15	2,060,000	2,134,284
	5.000% 07/01/16	1,000,000	1,071,630
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2009,
	5.000% 11/01/14	3,000,000	3,375,660

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
TX Houston
	Series 2002,
	Insured: AGMC
	5.500% 07/01/13	6,330,000	6,832,918
WA Port of Seattle
	Series 2007 B, AMT,
	Insured: AGMC
	5.000% 10/01/11	5,580,000	5,843,432
Airports Total			105,952,843
Ports — 0.9%
CA Port of Oakland
	Series 2007 A, AMT,
	Insured: NPFGC
	5.000% 11/01/13	5,610,000	6,033,667
NY Port Authority of New York & New Jersey
	Series 2002, AMT,
	5.500% 12/15/16	3,630,000	3,843,662
	Series 2003, AMT,
	5.000% 12/15/16	10,000,000	10,614,400
TX Port of Houston Authority
	Series 2001 B, AMT,
	Insured: NPFGC
	5.500% 10/01/13	2,515,000	2,622,818
Ports Total			23,114,547
Toll Facilities — 2.6%
NY Buffalo & Fort Erie Public Bridge Authority
	Series 2005,
	LOC: U.S. Bank N.A.
	2.625% 01/01/25 (a)(e)	11,000,000	11,002,090
NY Thruway Authority
	Series 2009,
	4.000% 07/15/11	17,000,000	17,621,520
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/16	10,000,000	10,937,000
PA Turnpike Commission
	Series 2009 C:
	0.830% 12/01/11 (07/01/10) (a)(b)	6,500,000	6,500,000
	0.930% 12/01/12 (07/01/10) (a)(b)	10,000,000	10,000,000
TX Harris County
	Series 2002,
	Insured: AGMC
	5.375% 08/15/11	5,150,000	5,435,825
TX North Texas Tollway Authority
	Series 2009 A,
	5.000% 01/01/13	1,300,000	1,387,178
Toll Facilities Total			62,883,613

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 2.0%
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,543,113
IL Chicago Transit Authority
	Series 2006 A,
	5.000% 06/01/12	3,650,000	3,876,118
KS Department of Transportation
	Series 2003 A,
	5.000% 09/01/12	8,000,000	8,764,080
NM Finance Authority
	Series 2009,
	5.000% 06/15/11	2,000,000	2,087,800
NY Metropolitan Transportation Authority
	Series 2005 H,
	5.250% 11/15/10	6,000,000	6,091,800
	Series 2008,
	5.000% 11/15/16 (11/15/11) (a)(b)	20,150,000	21,200,218
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,226,500
Transportation Total			48,789,629
TRANSPORTATION TOTAL			240,740,632
UTILITIES — 11.8%
Investor Owned — 2.8%
AL Mobile Industrial Development Board
	Alabama Power Co.,
	Series 2007 A,
	4.750% 06/01/34 (03/19/12) (a)(b)	2,000,000	2,100,200
CA Infrastructure & Economic Development Bank
	Pacific Gas & Electric,
	Series 2010 E,
	2.250% 11/01/26 (04/02/12) (a)(b)	6,000,000	6,009,060
CT Development Authority
	Connecticut Light & Power Co.,
	Series 1996 A, AMT,
	1.400% 05/01/31 (04/01/11) (a)(b)	5,000,000	4,998,850
FL Escambia County
	Gulf Power Co.,
	Series 2009,
	2.000% 04/01/39 (04/03/12) (a)(b)	5,000,000	5,023,050
GA Burke County Development Authority
	Georgia Power Co.,
	Series 1994,
	3.750% 10/01/32 (01/12/12) (a)(b)	16,025,000	16,574,177

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 2008,
	0.800% 11/01/48 (01/07/11) (a)(b)	2,400,000	2,401,608
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38 (12/01/11) (a)(b)	4,000,000	4,239,440
MI Strategic Fund
	The Detroit Edison Co.,
	Series 2009,
	3.050% 08/01/24 (12/03/12) (a)(b)	5,000,000	5,096,200
NH Business Finance Authority
	United Illuminating Co.:
	Series 2009 A,
	6.875% 12/01/29 (02/01/12) (a)(b)	2,000,000	2,125,840
	Series 2009,
	7.125% 07/01/27 (02/01/12) (a)(b)	4,000,000	4,208,160
OH Air Quality Development Authority
	Columbus Southern Power Co.,
	Series 2009 A,
	3.875% 12/01/38 (06/01/14) (a)(b)	3,400,000	3,510,058
	Ohio Power Co.,
	Series 2010 A,
	3.250% 06/01/41 (06/02/14) (a)(b)	6,150,000	6,156,642
VA Louisa Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1997 A, AMT,
	1.375% 04/01/22 (04/01/11) (a)(b)	3,500,000	3,500,245
VA York County Economic Development Authority
	Virginia Electric & Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (a)(b)	3,500,000	3,685,885
Investor Owned Total			69,629,415
Joint Power Authority — 4.7%
CA Northern California Power Agency
	Series 2010 A,
	4.000% 07/01/15	1,355,000	1,437,953
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AGMC
	6.500% 01/01/17	6,300,000	7,356,622
	Series 2008 A,
	5.000% 01/01/12	2,000,000	2,119,340
GA Municipal Gas Authority
	Series 2010,
	2.000% 05/17/11	13,000,000	13,156,650
ND McLean County
	Great River Energy,
	Series 2010 C, AMT,
	3.500% 07/01/38 (a)	13,000,000	13,071,240

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
OK Grand River Dam Authority
	Series 1995,
	Insured: AMBAC
	6.250% 06/01/11	13,590,000	14,248,979
SC Public Service Authority
	Series 2009 E,
	5.000% 01/01/14	1,500,000	1,687,245
TX Lower Colorado River Authority
	Series 2010:
	5.000% 05/15/14	2,230,000	2,505,427
	5.000% 05/15/15	4,000,000	4,531,800
UT Intermountain Power Agency
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,328,160
	Series 2009 A,
	5.000% 07/01/13	10,000,000	11,089,600
WA Energy Northwest Washington Electric Revenue
	Refunding Project No. 1A,
	Series 2002,
	Insured: NPFGC
	5.500% 07/01/15	5,000,000	5,423,700
WA Energy Northwest
	Bonneville Power Administration,
	Series 2001 A,
	Insured: AGMC
	5.500% 07/01/16	10,000,000	10,556,800
	Series 1992 A,
	6.300% 07/01/12	9,000,000	9,982,080
	Series 2001,
	5.500% 07/01/17	8,800,000	9,289,984
Joint Power Authority Total			113,785,580
Municipal Electric — 2.2%
CA Department of Water Resources
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	7,035,000	7,677,155
FL JEA
	Series 2002,
	5.250% 10/01/12	4,910,000	5,165,713
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,541,008
FL Lakeland Energy System
	Series 2009,
	1.060% 10/01/12 (07/01/10) (a)(b)	13,475,000	13,525,531

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
NE Lincoln
	Series 2002,
	5.000% 09/01/14	5,000,000	5,401,100
NY Long Island Power Authority
	Series 2003 B,
	5.250% 06/01/13	4,250,000	4,732,842
WA Clark County Public Utility District No 1
	Series 2010,
	5.000% 01/01/15 (e)	2,900,000	3,223,930
WA Seattle Municipal Light & Power
	Series 2004,
	5.000% 08/01/15	6,000,000	6,746,700
Municipal Electric Total			54,013,979
Water & Sewer — 2.1%
CA Contra Costa Water District
	Series 2010 A,
	2.000% 10/01/11	6,750,000	6,872,850
CA Los Angeles
	Series 2009 A,
	5.000% 06/01/12	6,040,000	6,538,662
FL Orlando Utilities Commission Water & Electric
	Series 2008,
	3.500% 10/01/25 (10/01/12) (a)(b)	8,000,000	8,254,800
FL Reedy Creek Improvement District Utilities
	Series 2004 2,
	5.250% 10/01/10	3,000,000	3,030,960
	Series 2005 2,
	Insured: AMBAC
	5.000% 10/01/10	2,500,000	2,524,225
IL Chicago Wastewater Transmission
	Series 1993,
	Insured: FGIC
	5.375% 01/01/13	2,965,000	3,105,778
NM Albuquerque Bernalillo County Water Utility Authority
	Series 2009 A1,
	5.000% 07/01/13	2,000,000	2,238,600
TX Dallas Waterworks & Sewer Systems Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 10/01/12	5,000,000	5,487,950
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(d) 12/01/11	5,000,000	4,921,350

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Titus County Fresh Water Supply District
	Southwestern Electric Power Co.,
	Series 2008,
	4.500% 07/01/11	1,000,000	1,026,310
TX Trinity River Wastewater Authority
	Series 2008,
	5.000% 08/01/10	6,150,000	6,174,785
WA King County Sewer Revenue
	Series 2002 B,
	Insured: AGMC
	5.500% 01/01/14	2,000,000	2,133,280
Water & Sewer Total			52,309,550
UTILITIES TOTAL			289,738,524

	Total Municipal Bonds (cost of $2,143,723,862)		2,178,146,842

	Shares
Investment Company — 0.4%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (f)(g)	11,207,000	11,207,000

Total Investment Company (cost of $11,207,000)		11,207,000

		Par ($)
Short-Term Obligations — 10.3%
VARIABLE RATE DEMAND NOTES(h) — 10.3%
AL University of Alabama
	Series 2008 B,
	LOC: Regions Bank
	1.500% 09/01/31 (07/01/10) (b)	16,000,000	16,000,000
FL Greater Orlando Aviation Authority
	LOC: Dexia Credit Local,
	0.360% 10/01/18 (07/01/10) (b)	13,355,000	13,355,000
GA Atlanta
	Series 2008,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.460% 01/01/13 (07/01/10) (b)	7,430,000	7,430,000
IA Finance Authority
	Village Court Associates,
	Series 1985 B,
	GTY AGMT: E.I. DuPont De Nemours
	0.350% 11/01/35 (07/01/10) (b)	15,000,000	15,000,000
IL Finance Authority
	Dominican University,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.250% 03/01/36 (07/07/10) (b)	6,170,000	6,170,000
	Provena Health,
	Series 2009 C,
	LOC: JPMorgan Chase Bank
	0.300% 08/15/44 (07/01/10) (b)	15,000,000	15,000,000

26

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(h) — (continued)
IN Finance Authority
	Duke Energy, Inc,
	Series 2003 A, AMT,
	0.700% 12/01/38 (07/07/10) (b)	12,000,000	12,000,000
IN Goshen
	Goshen College, Inc,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.300% 10/01/42 (07/01/10) (b)	11,700,000	11,700,000
MA Water Resources Authority
	Series 2008
	LOC: Dexia Credit Local,
	Insured: AGMC
	0.410% 02/01/32 (07/01/10) (b)	10,000,000	10,000,000
NJ Garden State Preservation Trust
	Series 2008,
	LOC: Dexia Credit Local,
	Insured: AGMC
	0.410% 05/01/24 (07/01/10) (b)	15,000,000	15,000,000
NY Clinton County Industrial Development Agency
	Champlain Valley Physicians,
	Series 2006 A,
	LOC: Keybank N.A.
	0.380% 07/01/17 (07/01/10) (b)	9,695,000	9,695,000
NY Energy Research & Development Authority
	Orange & Rockland Utilities,
	Series 1994,
	LOC: Wachovia Bank N.A.
	0.280% 10/01/14 (07/07/10) (b)	30,050,000	30,050,000
OH County of Cuyahoga
	Cleveland Hearing and Speech,
	Series 2008,
	LOC: Keybank N.A.
	0.470% 06/01/38 (07/01/10) (b)	2,690,000	2,690,000
OH Student Loan Funding Corp.
	Series 1998 A-2, AMT,
	SPA: Citibank N.A.
	0.430% 08/01/10 (07/07/10) (b)(h)	19,700,000	19,700,000
PA Beaver County Industrial Development Authority
	BASF Corp.,
	Series 1997, AMT,
	0.370% 09/01/32 (07/07/10) (b)	2,200,000	2,200,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	LOC: Dexia Credit Local,
	Insured: AGMC
	0.410% 07/01/26 (07/01/10) (b)	9,800,000	9,800,000
TX Brazos River Harbor Navigation District
	BASF Corp.:
	Series 1996, AMT,
	0.370% 04/01/31 (07/07/10) (b)	6,600,000	6,600,000
	Series 1997, AMT,
	0.370% 04/01/32 (07/07/10) (b)	4,000,000	4,000,000

27

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(h) — (continued)
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2008, AMT,
	Insured: AGMC,
	LIQ FAC: JPMorgan Chase Bank
	0.460% 05/01/12 (07/01/10) (b)	6,945,000	6,945,000
WA Chelan County Public Utility District No 1
	Series 2008 B,
	SPA: U.S. Bank N.A.
	0.240% 07/01/32 (07/07/10) (b)	38,200,000	38,200,000
VARIABLE RATE DEMAND NOTES TOTAL			251,535,000

	Total Short-Term Obligations (cost of $251,535,000)		251,535,000

	Total Investments — 99.7% (cost of $2,406,465,862)(j)(k)		2,440,888,842

	Other Assets & Liabilities, Net — 0.3%		6,332,588

	Net Assets — 100.0%		2,447,221,430

28

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,178,146,842	$—	$2,178,146,842
Total Investment Company	11,207,000	—	—	11,207,000
Total Short-Term Obligations	—	251,535,000	—	251,535,000
Total Investments	$11,207,000	$2,429,681,842	$—	$2,440,888,842

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

29

There were no significant transfers between Levels 1 and 2 during the period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.
(e)	Security purchased on a delayed delivery basis.
(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC.
(g)	Investments in affiliates during the three months ended June 30, 2010,

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$8,152,375	$120,426,296	$96,471,671	$2,413	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The table reflects activity for the period from April 1, 2010 through April 30, 2010.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at June 30, 2010.

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of this security, which is not illiquid, amounted to $19,700,000, which represents 0.8% of net assets.

(j)	Cost for federal income tax purposes is $2,406,465,862.
(k)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$38,205,903	$(3,782,923)	$34,422,980

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association

30

GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

31

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

	Par ($)	Value ($)*
Municipal Bonds — 100.9%
EDUCATION — 3.9%
Education — 2.8%
SC Florence Darlington Commission for Technical Education
Series 2005 A,
Insured: NPFGC:
5.000% 03/01/18	1,725,000	1,868,675
5.000% 03/01/20	1,905,000	2,032,788
SC University of South Carolina
Series 2008 A,
Insured: AGMC
5.000% 06/01/21	1,060,000	1,179,812
Education Total		5,081,275
Student Loan — 1.1%
SC Education Assistance Authority
Series 2009 I,
5.000% 10/01/24	2,000,000	2,029,460
Student Loan Total		2,029,460
EDUCATION TOTAL		7,110,735
HEALTH CARE — 21.0%
Continuing Care Retirement — 2.7%
SC Jobs-Economic Development Authority
Episcopal Church Home,
Series 2007:
5.000% 04/01/15	525,000	552,830
5.000% 04/01/16	600,000	623,334
Lutheran Homes of South Carolina, Inc.,
Series 2007:
5.000% 05/01/16	1,245,000	1,214,261
5.375% 05/01/21	1,650,000	1,543,691
Wesley Commons,
Series 2006,
5.125% 10/01/26	1,000,000	826,450
Continuing Care Retirement Total		4,760,566
Hospitals — 18.3%
SC Charleston County
Care Alliance Health Services,
Series 1999 A,
Insured: AGMC:
5.000% 08/15/12	1,000,000	1,012,410
5.125% 08/15/15	6,370,000	7,071,655
SC Greenville Hospital System Board
GHS Partners in Health,
Series 2008 A,
GTY AGMT: Endowment Fund Greenville
5.250% 05/01/21	2,750,000	2,939,062

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,100,066
	4.875% 07/01/11	1,200,000	1,202,220
SC Jobs-Economic Development Authority
	Anmed Health,
	Series 2010,
	5.000% 02/01/17	1,000,000	1,073,530
	Bon Secours Health System, Inc.,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	2,255,070
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,239,938
	Kershaw County Medical Center,
	Series 2008,
	5.500% 09/15/25	1,925,000	1,898,705
	Palmetto Health Alliance,
	Series 2005 A,
	Insured: AGMC
	5.250% 08/01/21	4,000,000	4,298,920
SC Lexington County Health Services District
	Lexington Medical Center:
	Series 1997,
	Insured: AGMC
	5.125% 11/01/21	3,000,000	3,011,100
	Series 2007:
	5.000% 11/01/17	2,230,000	2,426,619
	5.000% 11/01/18	1,000,000	1,074,820
SC Spartanburg County Health Services District
	Series 2008 A,
	Insured: AGO:
	5.000% 04/15/18	1,000,000	1,092,130
	5.000% 04/15/19	1,225,000	1,324,727
Hospitals Total			33,020,972
HEALTH CARE TOTAL			37,781,538
HOUSING — 0.6%
Single-Family — 0.6%
SC Housing Finance & Development Authority
	Series 2010,
	5.000% 01/01/28 (a)	1,000,000	1,076,900
Single-Family Total			1,076,900
HOUSING TOTAL			1,076,900

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 1.4%
Forest Products & Paper — 1.4%
SC Georgetown County
	International Paper Co.:
	Series 1999 A,
	5.125% 02/01/12	2,000,000	2,079,540
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	500,040
Forest Products & Paper Total			2,579,580
INDUSTRIALS TOTAL			2,579,580
OTHER — 7.8%
Refunded/Escrowed (b) — 7.8%
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/15/10,
	7.125% 12/15/15	5,500,000	5,769,500
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,286,740
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,242,260
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11,
	6.375% 05/15/28	3,500,000	3,702,265
Refunded/Escrowed Total			14,000,765
OTHER TOTAL			14,000,765
RESOURCE RECOVERY — 0.9%
Disposal — 0.9%
SC Three Rivers Solid Waste Authority
	Series 2007:
	(c) 10/01/24	1,835,000	814,006
	(c) 10/01/25	1,835,000	757,249
Disposal Total			1,571,255
RESOURCE RECOVERY TOTAL			1,571,255
TAX-BACKED — 34.0%
Local Appropriated — 19.8%
SC Berkeley County School District
	Securing Assets for Education,
	Series 2006:
	5.000% 12/01/20	1,000,000	1,062,200
	5.000% 12/01/21	2,000,000	2,111,260
	5.000% 12/01/22	3,545,000	3,709,524

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: NPFGC
	5.125% 06/01/17	2,470,000	2,761,287
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,190,100
SC Fort Mill School Facilities Corp.
	Series 2006,
	5.000% 12/01/17	2,900,000	3,124,228
SC Greenville County School District
	Series 2003,
	5.250% 12/01/16	2,625,000	2,878,470
	Series 2006:
	5.000% 12/01/15	2,290,000	2,591,959
	Insured: AGMC
	5.000% 12/01/15	500,000	571,230
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: NPFGC
	5.000% 08/01/14	1,600,000	1,820,656
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/15	1,265,000	1,372,727
SC South Carolina Association of Governmental Organizations Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	Insured: AGO
	5.000% 12/01/14	1,325,000	1,463,754
	Pickens School District,
	Series 2006,
	Insured: AGMC:
	5.000% 12/01/11	1,500,000	1,582,110
	5.000% 12/01/23	5,000,000	5,249,250
	5.000% 12/01/24	2,000,000	2,090,300
SC Sumter Two School Facilities, Inc.
	Series 2007,
	Insured: AGO
	5.000% 12/01/17	1,000,000	1,132,980
Local Appropriated Total			35,712,035
Local General Obligations — 12.6%
SC Anderson County School District No. 004
	Series 2006,
	Insured: AGMC
	5.250% 03/01/19	1,115,000	1,256,873

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Berkeley County
	Series 2010,
	5.000% 03/01/16	2,000,000	2,296,560
SC Charleston County
	Series 2009 A:
	5.000% 08/01/23	2,000,000	2,276,440
	5.000% 08/01/24	2,000,000	2,257,960
SC Clover School District No. 002
	Series 2007 A,
	Insured: AGMC
	5.000% 03/01/16	2,320,000	2,679,646
SC Hilton Head Island Public Facilities Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,258,155
SC Horry County School District
	Series 2010,
	5.000% 03/01/17	2,000,000	2,337,040
SC Richland County School District No. 002
	Series 2009 A,
	5.000% 02/01/18	2,500,000	2,932,975
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,297,260
	5.000% 03/01/21	1,940,000	2,157,377
Local General Obligations Total			22,750,286
Special Non-Property Tax — 1.6%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/20	1,200,000	1,307,916
SC Hilton Head Island Public Facilities Corp.
	Stormwater System,
	Series 2002,
	Insured: NPFGC
	5.250% 12/01/16	1,440,000	1,570,954
Special Non-Property Tax Total			2,878,870
TAX-BACKED TOTAL			61,341,191

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 3.1%
Transportation — 3.1%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: AMBAC
	5.250% 10/01/20	4,880,000	5,553,733
Transportation Total			5,553,733
TRANSPORTATION TOTAL			5,553,733
UTILITIES — 28.2%
Investor Owned — 3.2%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,764,299
SC Oconee County
	Duke Energy Carolinas LLC,
	Series 2009,
	3.600% 02/01/17	2,000,000	2,050,360
Investor Owned Total			5,814,659
Joint Power Authority — 6.8%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO:
	5.000% 01/01/17	3,000,000	3,353,970
	5.000% 01/01/18	3,050,000	3,415,787
SC Public Service Authority
	Series 2001 A,
	Insured: AGMC
	5.250% 01/01/18	1,615,000	1,721,961
	Series 2009 A,
	5.000% 01/01/28	2,000,000	2,145,940
	Series 2009 E,
	4.000% 01/01/17	1,500,000	1,642,755
Joint Power Authority Total			12,280,413
Municipal Electric — 4.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/20	1,000,000	1,052,130
	Series 2010,
	5.250% 07/01/25	1,485,000	1,534,020
SC Rock Hill Utility System
	Series 2003 A,
	Insured: AGMC:
	5.250% 01/01/13	2,350,000	2,592,567
	5.375% 01/01/19	1,500,000	1,618,785
SC Winnsboro Utility
	Series 1999,
	Insured: NPFGC
	5.250% 08/15/13	1,020,000	1,131,904
Municipal Electric Total			7,929,406

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 13.8%
SC Beaufort-Jasper Water & Sewer Authority
	Series 2006,
	Insured: AGMC:
	5.000% 03/01/23	1,500,000	1,642,470
	4.750% 03/01/25	3,000,000	3,165,450
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: NPFGC
	5.250% 06/01/19	155,000	168,107
	Series 2008 A,
	Insured: AGMC
	5.000% 06/01/21	1,000,000	1,130,090
SC Charleston
	Waterworks & Sewer System,
	Series 2009 A,
	5.000% 01/01/21	4,000,000	4,570,680
SC Columbia
	Waterworks & Sewer System,
	Series 2005,
	Insured: AGMC
	5.000% 02/01/23	2,000,000	2,161,200
SC Mount Pleasant
	Waterworks & Sewer System,
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,160,061
	5.250% 12/01/18	1,270,000	1,371,626
SC North Charleston Sewer District
	Series 2002,
	Insured: AGMC
	5.500% 07/01/17	3,040,000	3,322,811
SC Renewable Water Resources
	Series 2010 A,
	5.000% 01/01/20 (a)	2,500,000	2,853,025
SC Spartanburg Sanitation Sewer District
	Series 2009,
	Insured: AGO
	4.500% 03/01/18	1,000,000	1,101,110
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: AGMC
	5.250% 03/01/19	1,000,000	1,174,270
Water & Sewer Total			24,820,900
UTILITIES TOTAL			50,845,378

	Total Municipal Bonds (cost of $173,949,741)		181,861,075

7

	Shares	Value ($)
Investment Companies — 0.4%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (d)(e)	475,115	475,115

Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.170%)	304,578	304,578

Total Investment Companies (cost of $779,693)		779,693

Total Investments — 101.3% (cost of $174,729,434)(f)(g)		182,640,768

Other Assets & Liabilities, Net — (1.3)%		(2,327,512)

Net Assets — 100.0%		180,313,256

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$181,861,075	$—	$181,861,075
Total Investment Companies	779,693	—	—	779,693
Total Investments	$779,693	$181,861,075	$—	$182,640,768

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Security purchased on a delayed delivery basis.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Investments in affiliates during the three months period ended June 30, 2010 were:

Affiliate	Vaue, beginning of period	Purchases	Saless Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$1,000	$4,219,068	$1,834,000	$176	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC, or one of its affiliates.
(f)	Cost for federal income tax purposes is $174,729,434.
(g)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,246,338	$(335,004)	$7,911,334

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

9

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 39.4%
BASIC MATERIALS — 2.4%
Chemicals — 1.1%
CF Industries, Inc.
	6.875% 05/01/18	395,000	401,912
Dow Chemical Co.
	5.900% 02/15/15	3,765,000	4,114,490
	8.550% 05/15/19	1,550,000	1,897,375
	9.400% 05/15/39	2,140,000	2,976,291
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	585,000	527,962
INEOS Finance PLC
	9.000% 05/15/15 (a)	165,000	164,588
INVISTA
	9.250% 05/01/12 (a)	282,000	286,230
Koppers, Inc.
	7.875% 12/01/19	105,000	106,050
LBI Escrow Corp.
	8.000% 11/01/17 (a)	325,000	334,750
Lubrizol Corp.
	8.875% 02/01/19	775,000	969,885
MacDermid, Inc.
	9.500% 04/15/17 (a)	235,000	235,000
NOVA Chemicals Corp.
	8.375% 11/01/16	90,000	89,550
	8.625% 11/01/19	135,000	133,650
Solutia, Inc.
	8.750% 11/01/17	295,000	306,800
Chemicals Total			12,544,533
Forest Products & Paper — 0.2%
Cascades, Inc.
	7.750% 12/15/17	325,000	323,375
Clearwater Paper Corp.
	10.625% 06/15/16	75,000	82,594
Domtar Corp.
	10.750% 06/01/17	400,000	480,000
Georgia-Pacific Corp.
	8.000% 01/15/24	800,000	848,000
PE Paper Escrow GmbH
	12.000% 08/01/14 (a)	310,000	340,612

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Westvaco Corp.
	8.200% 01/15/30	240,000	253,239
Forest Products & Paper Total			2,327,820
Iron/Steel — 0.6%
ArcelorMittal
	7.000% 10/15/39	440,000	464,753
	9.850% 06/01/19	1,915,000	2,393,063
Nucor Corp.
	5.000% 06/01/13	1,150,000	1,253,135
	5.850% 06/01/18	2,085,000	2,389,249
Russel Metals, Inc.
	6.375% 03/01/14	295,000	283,938
United States Steel Corp.
	7.000% 02/01/18	255,000	252,131
Iron/Steel Total			7,036,269
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	300,000	330,000
Novelis, Inc.
	7.250% 02/15/15	80,000	77,200
Teck Resources Ltd.
	10.750% 05/15/19	900,000	1,102,770
Vale Overseas Ltd.
	6.875% 11/21/36	3,495,000	3,643,576
Vedanta Resources PLC
	9.500% 07/18/18 (a)	265,000	281,562
Metals & Mining Total			5,435,108
BASIC MATERIALS TOTAL			27,343,730
COMMUNICATIONS — 3.7%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	85,000	85,425
	10.000% 07/15/17	60,000	66,150
Advertising Total			151,575
Media — 1.6%
Belo Corp.
	8.000% 11/15/16	165,000	169,538
CMP Susquehanna Corp.
	3.430% 05/15/14 (08/12/10) (b)(d)(e)	27,000	15,930

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,089,000	2,870,090
Comcast Corp.
	6.950% 08/15/37	2,459,000	2,797,176
CSC Holdings LLC
	8.500% 04/15/14	405,000	422,212
	8.500% 06/15/15	190,000	196,175
DirecTV Holdings LLC
	6.375% 06/15/15	590,000	610,650
DISH DBS Corp.
	6.625% 10/01/14	857,000	857,000
	7.875% 09/01/19	465,000	483,600
Gray Television, Inc.
	10.500% 06/29/15 (a)	297,000	288,090
Insight Communications Co., Inc.
	9.375% 07/15/18 (a)(f)	80,000	80,200
Liberty Media LLC
	8.250% 02/01/30	355,000	326,600
Mediacom Broadband LLC/Mediacom Broadband Corp.
	8.500% 10/15/15	240,000	229,200
News America, Inc.
	6.400% 12/15/35	2,105,000	2,290,951
	6.550% 03/15/33	655,000	702,335
Salem Communications Corp.
	9.625% 12/15/16	50,000	51,500
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	165,000	162,525
	9.750% 09/01/15 (a)	405,000	430,312
Time Warner Cable, Inc.
	5.850% 05/01/17	1,230,000	1,350,480
	7.300% 07/01/38	3,375,000	3,918,382
Media Total			18,252,946
Telecommunication Services — 2.1%
AT&T, Inc.
	6.550% 02/15/39	2,630,000	2,945,839
BellSouth Corp.
	5.200% 09/15/14	305,000	338,916
British Telecommunications PLC
	5.150% 01/15/13	750,000	786,538

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	5.950% 01/15/18	1,205,000	1,256,632
Cincinnati Bell, Inc.
	8.250% 10/15/17	335,000	313,225
Cricket Communications, Inc.
	7.750% 05/15/16	595,000	606,900
Crown Castle International Corp.
	9.000% 01/15/15	455,000	481,162
Digicel Group Ltd.
	8.250% 09/01/17 (a)	630,000	623,700
Frontier Communications Corp.
	7.875% 01/15/27	1,005,000	907,012
Intelsat Corp.
	9.250% 06/15/16	655,000	687,750
ITC Deltacom, Inc.
	10.500% 04/01/16 (a)	550,000	528,000
Level 3 Financing, Inc.
	8.750% 02/15/17	360,000	311,400
	9.250% 11/01/14	295,000	267,713
Lucent Technologies, Inc.
	6.450% 03/15/29	230,000	151,800
MetroPCS Wireless, Inc.
	9.250% 11/01/14	400,000	412,000
Nextel Communications, Inc.
	7.375% 08/01/15	1,100,000	1,045,000
Nielsen Finance LLC
	10.000% 08/01/14	265,000	270,963
NII Capital Corp.
	10.000% 08/15/16	320,000	336,800
PAETEC Holding Corp.
	8.875% 06/30/17	325,000	325,000
Quebecor Media, Inc.
	7.750% 03/15/16	615,000	602,700
Qwest Communications International, Inc.
	7.500% 02/15/14	355,000	355,888
Qwest Corp.
	7.500% 10/01/14	680,000	723,350
	7.500% 06/15/23	500,000	478,750
SBA Telecommunications, Inc.
	8.250% 08/15/19 (a)	425,000	447,312

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Sprint Capital Corp.
	6.875% 11/15/28	110,000	91,300
Syniverse Technologies, Inc.
	7.750% 08/15/13	180,000	175,500
Telefonica Emisiones SAU
	6.221% 07/03/17	1,040,000	1,131,208
	6.421% 06/20/16	3,405,000	3,734,934
Verizon Communications, Inc.
	6.250% 04/01/37	1,245,000	1,337,545
Wind Acquisition Finance SA
	11.750% 07/15/17 (a)	1,015,000	1,040,375
Windstream Corp.
	8.625% 08/01/16	1,105,000	1,113,287
Telecommunication Services Total			23,828,499
COMMUNICATIONS TOTAL			42,233,020
CONSUMER CYCLICAL — 2.4%
Airlines — 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	2,054,369	2,026,636
United Air Lines, Inc.
	10.400% 11/01/16	316,720	340,474
Airlines Total			2,367,110
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.
	10.500% 05/15/16	370,000	402,375
Lear Corp.
	7.875% 03/15/18	200,000	200,500
	8.125% 03/15/20	50,000	50,125
Auto Parts & Equipment Total			653,000
Entertainment — 0.2%
Boyd Gaming Corp.
	6.750% 04/15/14	275,000	240,625
Penn National Gaming, Inc.
	8.750% 08/15/19	285,000	292,837
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (a)	300,000	309,000
	8.750% 05/15/20 (a)	280,000	259,350
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	750,000	594,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Six Flags, Inc.
	9.625% 06/01/14 (b)(c)	171,000	—
Entertainment Total			1,696,187
Home Builders — 0.2%
Beazer Homes USA, Inc.
	9.125% 06/15/18	269,000	248,825
D.R. Horton, Inc.
	5.625% 09/15/14	380,000	372,400
	5.625% 01/15/16	165,000	154,275
K. Hovnanian Enterprises, Inc.
	10.625% 10/15/16	265,000	265,000
KB Home
	5.875% 01/15/15	665,000	591,850
Ryland Group, Inc.
	8.400% 05/15/17	110,000	116,600
Home Builders Total			1,748,950
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15 (a)	20,000	20,600
Home Furnishings Total			20,600
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	640,000	556,800
Leisure Time Total			556,800
Lodging — 0.2%
Host Hotels & Resorts LP
	6.750% 06/01/16	630,000	622,912
MGM Resorts International
	11.375% 03/01/18 (a)	305,000	286,700
	13.000% 11/15/13	150,000	172,875
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (a)	325,000	297,658
Snoqualmie Entertainment Authority
	9.125% 02/01/15 (a)	265,000	221,938
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	615,000	615,000
Wynn Las Vegas LLC
	7.875% 05/01/20 (a)	490,000	492,450
Lodging Total			2,709,533

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 1.5%
AmeriGas Partners LP
	7.125% 05/20/16	255,000	253,725
	7.250% 05/20/15	195,000	195,000
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	2,516,606	2,530,861
	6.036% 12/10/28	3,201,319	3,274,245
	8.353% 07/10/31 (a)	4,844,839	5,873,689
General Nutrition Centers, Inc.
	PIK,
	5.750% 03/15/14 (09/15/10) (d)(e)	80,000	73,400
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	195,000	197,437
	8.750% 03/01/15	120,000	122,100
Limited Brands, Inc.
	8.500% 06/15/19	530,000	571,075
McDonald’s Corp.
	5.700% 02/01/39	2,950,000	3,325,488
Michaels Stores, Inc.
	11.375% 11/01/16	35,000	36,400
Neiman Marcus Group, Inc.
	10.375% 10/15/15	80,000	81,400
	PIK,
	9.000% 10/15/15	125,000	125,312
QVC, Inc.
	7.125% 04/15/17 (a)	50,000	49,000
	7.375% 10/15/20 (a)	160,000	155,600
	7.500% 10/01/19 (a)	315,000	309,487
Rite Aid Corp.
	10.250% 10/15/19	200,000	199,250
Retail Total			17,373,469
Storage/Warehousing — 0.0%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (a)	345,000	350,175
Storage/Warehousing Total			350,175

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.0%
Mohawk Industries, Inc.
	6.875% 01/15/16	285,000	289,988
Textiles Total			289,988
CONSUMER CYCLICAL TOTAL			27,765,812
CONSUMER NON-CYCLICAL — 4.0%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	2,410,000	2,771,102
	7.750% 01/15/19 (a)	640,000	776,808
	8.000% 11/15/39 (a)	2,345,000	3,064,136
Beverages Total			6,612,046
Commercial Services — 0.2%
ARAMARK Corp.
	8.500% 02/01/15	210,000	212,100
Cardtronics, Inc.
	9.250% 08/15/13	100,000	101,000
Corrections Corp. of America
	6.250% 03/15/13	240,000	241,800
Garda World Security Corp.
	9.750% 03/15/17 (a)	80,000	81,200
Iron Mountain, Inc.
	8.000% 06/15/20	355,000	360,325
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (a)	275,000	294,937
Service Corp. International
	6.750% 04/01/16	165,000	163,763
	7.000% 06/15/17	290,000	285,650
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	90,000	93,150
United Rentals North America, Inc.
	9.250% 12/15/19	440,000	443,300
	10.875% 06/15/16	65,000	69,713
Commercial Services Total			2,346,938
Food — 1.4%
Campbell Soup Co.
	4.500% 02/15/19	1,720,000	1,873,522
ConAgra Foods, Inc.
	7.000% 10/01/28	3,895,000	4,581,786

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Kraft Foods, Inc.
	6.500% 02/09/40	8,160,000	9,125,565
Michael Foods, Inc.
	9.750% 07/15/18 (a)	150,000	154,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	9.250% 04/01/15	135,000	137,700
Food Total			15,872,698
Healthcare Products — 0.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	230,000	247,250
Healthcare Products Total			247,250
Healthcare Services — 0.6%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	35,000	35,350
Community Health Systems, Inc.
	8.875% 07/15/15	215,000	221,719
HCA, Inc.
	9.250% 11/15/16	120,000	127,200
	PIK,
	9.625% 11/15/16	994,000	1,063,580
Health Net, Inc.
	6.375% 06/01/17	320,000	297,600
Healthsouth Corp.
	8.125% 02/15/20	310,000	304,575
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (a)	70,000	67,200
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	2,155,000	2,510,344
Select Medical Corp.
	7.625% 02/01/15	165,000	155,100
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	185,000	177,600
	8.000% 02/01/18 (a)	175,000	168,875
WellPoint, Inc.
	7.000% 02/15/19	1,595,000	1,891,922
Healthcare Services Total			7,021,065
Household Products/Wares — 0.2%
American Greetings Corp.
	7.375% 06/01/16	165,000	164,588

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,595,068
Jostens IH Corp.
	7.625% 10/01/12	135,000	135,000
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	240,000	247,500
Household Products/Wares Total			2,142,156
Pharmaceuticals — 1.0%
Abbott Laboratories
	5.600% 05/15/11	6,050,000	6,300,857
Mylan, Inc.
	7.875% 07/15/20 (a)	125,000	127,500
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,420,000	3,828,505
Omnicare, Inc.
	6.875% 12/15/15	150,000	150,000
	7.750% 06/01/20	205,000	209,100
Patheon, Inc.
	8.625% 04/15/17 (a)	195,000	193,538
Valeant Pharmaceuticals International
	7.625% 03/15/20 (a)	80,000	94,400
	8.375% 06/15/16	265,000	299,450
Pharmaceuticals Total			11,203,350
CONSUMER NON-CYCLICAL TOTAL			45,445,503
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Leucadia National Corp.
	7.125% 03/15/17	270,000	260,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
	7.750% 10/15/16 (a)	355,000	347,012
Diversified Holding Companies Total			607,562
DIVERSIFIED TOTAL			607,562
ENERGY — 5.3%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	810,000	812,025
Consol Energy, Inc.
	8.250% 04/01/20 (a)	120,000	125,100
Coal Total			937,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — 3.3%
Anadarko Petroleum Corp.
	6.200% 03/15/40	7,520,000	5,949,681
Berry Petroleum Co.
	8.250% 11/01/16	30,000	29,025
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,835,000	2,006,050
Chesapeake Energy Corp.
	6.375% 06/15/15	1,370,000	1,414,525
Cimarex Energy Co.
	7.125% 05/01/17	450,000	452,250
Devon Energy Corp.
	6.300% 01/15/19	1,140,000	1,320,673
Forest Oil Corp.
	8.500% 02/15/14	795,000	828,787
Frontier Oil Corp.
	8.500% 09/15/16	150,000	151,875
Gazprom International SA
	7.201% 02/01/20 (a)	2,058,900	2,125,814
Hess Corp.
	7.300% 08/15/31	2,560,000	3,020,306
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (a)	300,000	295,500
Marathon Oil Corp.
	6.000% 07/01/12	2,155,000	2,315,806
	6.000% 10/01/17	897,000	1,002,249
	7.500% 02/15/19	157,000	188,261
Newfield Exploration Co.
	6.625% 04/15/16	600,000	603,000
	6.875% 02/01/20	210,000	203,700
Nexen, Inc.
	5.875% 03/10/35	610,000	596,806
	7.500% 07/30/39	1,675,000	1,962,999
PetroHawk Energy Corp.
	7.875% 06/01/15	275,000	275,687
Pioneer Natural Resources Co.
	7.500% 01/15/20	25,000	25,765
Qatar Petroleum
	5.579% 05/30/11 (a)	552,416	563,613

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	226,013
	8.250% 08/01/15	95,000	93,813
Range Resources Corp.
	7.500% 05/15/16	240,000	242,100
	8.000% 05/15/19	95,000	99,156
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	220,000	213,675
Shell International Finance BV
	5.500% 03/25/40	3,945,000	4,201,169
Southwestern Energy Co.
	7.500% 02/01/18	235,000	249,688
Talisman Energy, Inc.
	5.850% 02/01/37	1,910,000	1,985,243
	7.750% 06/01/19	3,423,000	4,202,355
Oil & Gas Total			36,845,584
Oil & Gas Services — 0.2%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (a)	100,000	100,250
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	555,000	530,025
Weatherford International Ltd.
	5.150% 03/15/13	815,000	853,799
	7.000% 03/15/38	1,305,000	1,234,920
Oil & Gas Services Total			2,718,994
Pipelines — 1.7%
El Paso Corp.
	6.875% 06/15/14	460,000	468,360
	7.250% 06/01/18	135,000	135,364
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,250,000	1,349,391
	6.500% 09/01/39	2,275,000	2,344,413
	6.950% 01/15/38	1,915,000	2,034,963
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	560,000	534,800
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	590,000	609,647
	8.750% 05/01/19	2,360,000	2,817,016

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	30,000	30,900
	9.375% 06/01/16 (a)	10,000	10,600
Southern Natural Gas Co.
	8.000% 03/01/32	1,830,000	2,073,606
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (d)(e)	5,555,000	4,950,894
Williams Companies, Inc.
	7.875% 09/01/21	63,000	72,204
Williams Partners LP
	6.300% 04/15/40 (a)	1,765,000	1,773,315
Pipelines Total			19,205,473
ENERGY TOTAL			59,707,176
FINANCIALS — 14.6%
Banks — 7.6%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,030,000	2,266,298
Barclays Bank PLC
	3.900% 04/07/15	2,015,000	2,034,820
	5.000% 09/22/16	1,790,000	1,836,089
	6.860% 09/29/49 (a)	1,205,000	970,025
	7.375% 06/29/49 (a)	865,000	765,525
	7.434% 09/29/49 (a)	2,185,000	1,944,650
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (d)(e)	3,855,000	3,218,925
Capital One Capital V
	10.250% 08/15/39	3,345,000	3,528,975
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/29/49) (a)(d)(e)	1,220,000	1,096,782
CIT Group, Inc.
	7.000% 05/01/17	1,140,000	1,026,000
Citigroup, Inc.
	6.010% 01/15/15	65,000	68,177
	8.125% 07/15/39	10,230,000	12,204,155
Comerica Bank
	5.200% 08/22/17	1,845,000	1,888,859
	5.750% 11/21/16	470,000	501,344
Deutsche Bank AG London
	4.875% 05/20/13	555,000	592,592

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Discover Bank/Greenwood DE
	8.700% 11/18/19	5,000,000	5,550,970
Discover Financial Services
	10.250% 07/15/19	1,345,000	1,600,745
Fifth Third Bank
	0.546% 05/17/13 (08/17/10) (d)(e)	1,205,000	1,131,481
JPMorgan Chase & Co.
	7.900% 04/29/49	200,000	206,146
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,165,000	1,164,369
JPMorgan Chase Capital XX
	6.550% 09/29/36	7,280,000	6,960,262
JPMorgan Chase Capital XXII
	6.450% 02/02/37	915,000	863,690
JPMorgan Chase Capital XXIII
	1.436% 05/15/47 (08/16/10) (d)(e)	580,000	424,333
KeyBank NA
	5.800% 07/01/14	2,025,000	2,161,896
Keycorp
	6.500% 05/14/13	1,645,000	1,799,418
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	3,825,000	3,685,231
Lloyds TSB Group PLC
	6.267% 12/31/49 (11/16/16) (a)(d)(e)	1,460,000	751,900
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,163,000	1,167,564
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (g)	1,910,000	1,915,772
	6.150% 04/25/13 (g)	2,525,000	2,699,579
	7.750% 05/14/38 (g)	1,705,000	1,823,578
National City Bank of Cleveland
	6.200% 12/15/11	890,000	942,126
National City Bank of Kentucky
	6.300% 02/15/11	1,585,000	1,614,892
National City Corp.
	6.875% 05/15/19	1,840,000	2,065,435
Northern Trust Co.
	6.500% 08/15/18	2,720,000	3,196,571

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Northern Trust Corp.
	5.500% 08/15/13	765,000	851,183
PNC Funding Corp.
	3.625% 02/08/15	2,045,000	2,105,031
	5.125% 02/08/20	2,905,000	3,020,665
Regions Financial Corp.
	6.375% 05/15/12	165,000	162,890
	7.000% 03/01/11	4,290,000	4,340,704
	Banks Total		86,149,647
Diversified Financial Services — 2.2%
Ally Financial, Inc.
	8.000% 03/15/20 (a)	820,000	801,550
	8.000% 11/01/31	235,000	216,788
American General Finance Corp.
	4.875% 07/15/12	40,000	36,200
	6.900% 12/15/17	650,000	517,562
Eaton Vance Corp.
	6.500% 10/02/17	2,195,000	2,496,165
ERAC USA Finance LLC
	2.750% 07/01/13 (a)	3,040,000	3,049,345
	5.250% 10/01/20 (a)	2,815,000	2,844,600
Ford Motor Credit Co.
	7.500% 08/01/12	1,260,000	1,288,443
	8.000% 12/15/16	890,000	910,106
Fund American Companies, Inc.
	5.875% 05/15/13	3,120,000	3,268,787
International Lease Finance Corp.
	4.875% 09/01/10	6,919,000	6,884,405
Lazard Group LLC
	7.125% 05/15/15	310,000	326,492
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (h)	8,525,000	1,726,312
	6.875% 05/02/18 (h)	660,000	134,475
Diversified Financial Services Total			24,501,230
Insurance — 3.7%
Asurion Corp.
	6.850% 07/02/15 (07/12/10) (d)(e)(i)	210,000	201,381
CNA Financial Corp.
	5.850% 12/15/14	1,008,000	1,044,286
	7.350% 11/15/19	2,247,000	2,387,761

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Crum & Forster Holdings Corp.
	7.750% 05/01/17	270,000	271,350
ING Groep NV
	5.775% 12/29/49 (12/08/15) (d)(e)	7,300,000	5,146,500
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	5,775,000	5,702,714
	10.750% 06/15/58 (06/15/58) (a)(d)(e)	2,830,000	3,056,400
Lincoln National Corp.
	8.750% 07/01/19	815,000	998,854
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (a)(d)(e)	1,575,000	1,701,000
MetLife, Inc.
	10.750% 08/01/39	5,585,000	6,637,940
Provident Companies, Inc.
	7.000% 07/15/18	130,000	138,156
Prudential Financial, Inc.
	8.875% 06/15/38 (06/15/18) (d)(e)	8,155,000	8,603,525
Transatlantic Holdings, Inc.
	8.000% 11/30/39	3,780,000	3,816,417
Unum Group
	7.125% 09/30/16	2,400,000	2,637,000
Insurance Total			42,343,284
Real Estate Investment Trusts (REITs) — 1.1%
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,210,000	1,319,362
Duke Realty LP
	7.375% 02/15/15	2,640,000	2,928,270
	8.250% 08/15/19	4,110,200	4,762,070
Highwoods Properties, Inc.
	5.850% 03/15/17	930,000	927,841
Liberty Property LP
	5.500% 12/15/16	2,860,000	2,967,513
Real Estate Investment Trusts (REITs) Total			12,905,056

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (j)	6,935,000	34,675
Savings & Loans Total			34,675
FINANCIALS TOTAL			165,933,892
INDUSTRIALS — 2.3%
Aerospace & Defense — 0.7%
BE Aerospace, Inc.
	8.500% 07/01/18	535,000	561,750
Embraer Overseas Ltd.
	6.375% 01/15/20	3,215,000	3,299,233
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17 (a)	220,000	223,300
L-3 Communications Corp.
	6.375% 10/15/15	485,000	485,000
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,419,841
	7.200% 08/15/27	830,000	1,055,796
Aerospace & Defense Total			8,044,920
Building Materials — 0.1%
Building Materials Corp. of America
	7.500% 03/15/20 (a)	95,000	93,338
Nortek, Inc.
	11.000% 12/01/13	125,000	130,312
Owens Corning
	6.500% 12/01/16	330,000	351,116
Building Materials Total			574,766
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	500,000	483,125
WireCo WorldGroup
	9.500% 05/15/17 (a)	130,000	126,750
Electrical Components & Equipment Total			609,875
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	250,000	248,125
Electronics Total			248,125
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	285,000	292,838
Environmental Control Total			292,838

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Construction & Mining — 0.0%
Terex Corp.
	8.000% 11/15/17	410,000	379,250
Machinery-Construction & Mining Total			379,250
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (a)	405,000	408,038
CPM Holdings, Inc.
	10.625% 09/01/14 (a)	145,000	153,156
Manitowoc Co., Inc.
	7.125% 11/01/13	270,000	260,550
Machinery-Diversified Total			821,744
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	265,000	257,050
Bombardier, Inc.
	6.300% 05/01/14 (a)	650,000	663,000
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,865,000	3,549,695
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	625,000	750,504
Miscellaneous Manufacturing Total			5,220,249
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	370,000	383,875
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (a)	245,000	253,575
Graphic Packaging International, Inc.
	9.500% 06/15/17	304,000	317,680
Packaging & Containers Total			955,130
Transportation — 0.8%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (d)(e)	3,075,000	2,928,938
Bristow Group, Inc.
	7.500% 09/15/17	415,000	396,325
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	295,000	300,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	195,000	187,200
RailAmerica, Inc.
	9.250% 07/01/17	160,000	167,600
Ship Finance International Ltd.
	8.500% 12/15/13	120,000	118,200
Union Pacific Corp.
	5.700% 08/15/18	2,260,000	2,531,627
	6.650% 01/15/11	2,550,000	2,620,895
Transportation Total			9,251,685
INDUSTRIALS TOTAL			26,398,582
TECHNOLOGY — 0.6%
Computers — 0.0%
Seagate Technology International
	10.000% 05/01/14 (a)	145,000	165,300
Computers Total			165,300
Networking Products — 0.3%
Cisco Systems, Inc.
	5.900% 02/15/39	2,720,000	3,023,460
Networking Products Total			3,023,460
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	140,000	146,650
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (a)	35,000	34,562
Semiconductors Total			181,212
Software — 0.3%
First Data Corp.
	9.875% 09/24/15	340,000	257,300
Oracle Corp.
	6.500% 04/15/38	2,110,000	2,560,390
Software Total			2,817,690
TECHNOLOGY TOTAL			6,187,662
UTILITIES — 4.0%
Electric — 3.3%
AEP Texas Central Co.
	6.650% 02/15/33	2,830,000	3,202,657
AES Corp.
	8.000% 10/15/17	1,175,000	1,186,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (a)	295,000	301,638
CMS Energy Corp.
	6.875% 12/15/15	160,000	170,644
Commonwealth Edison Co.
	5.900% 03/15/36	815,000	887,480
	5.950% 08/15/16	3,430,000	3,919,814
	6.950% 07/15/18	1,460,000	1,687,728
DTE Energy Co.
	7.625% 05/15/14	2,540,000	2,968,399
Dynegy Holdings, Inc.
	7.750% 06/01/19	375,000	259,219
Exelon Generation Co. LLC
	6.200% 10/01/17	3,000,000	3,410,310
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	450,587	458,806
Hydro Quebec
	8.500% 12/01/29	1,510,000	2,206,676
Intergen NV
	9.000% 06/30/17 (a)	460,000	457,700
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (a)	310,000	316,975
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,559,789
Mirant North America LLC
	7.375% 12/31/13	485,000	495,912
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	4,665,000	4,920,180
NRG Energy, Inc.
	7.375% 02/01/16	1,110,000	1,104,450
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,110,000	3,424,483
Southern Co.
	4.150% 05/15/14	1,270,000	1,339,637
Windsor Financing LLC
	5.881% 07/15/17 (a)	1,162,712	1,089,240
Electric Total			37,368,487
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	1,785,000	1,985,236

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
	8.500% 03/15/19	2,200,000	2,765,004
Centerpoint Energy, Inc.
	5.950% 02/01/17	295,000	319,032
Nakilat, Inc.
	6.067% 12/31/33 (a)	1,915,000	1,866,646
Sempra Energy
	6.500% 06/01/16	1,410,000	1,617,972
Gas Total			8,553,890
UTILITIES TOTAL			45,922,377

	Total Corporate Fixed-Income Bonds & Notes (cost of $429,975,014)		447,545,316

Mortgage-Backed Securities — 23.9%
Federal Home Loan Mortgage Corp.
	5.586% 08/01/37 (07/01/10) (d)(e)	4,573,650	4,866,926
	5.639% 06/01/37 (07/01/10) (d)(e)	3,833,837	4,084,262
	5.721% 06/01/36 (07/01/10) (d)(e)	3,288,817	3,492,789
	6.000% 05/01/17	47,076	51,311
	6.000% 02/01/39	3,425,250	3,722,305
	8.500% 11/01/26	127,855	149,380
Federal National Mortgage Association
	3.199% 08/01/36 (07/01/10) (d)(e)	30,016	31,160
	4.000% 10/01/39	6,347,881	6,437,478
	4.500% 02/01/39	31,109,458	32,301,337
	4.500% 03/01/40	41,820,421	43,416,129
	4.500% 04/01/40	39,034,034	40,523,424
	4.500% 04/01/40 (f)	2,165,605	2,248,237
	4.500% 06/01/40 (f)	13,302,000	13,809,554
	5.457% 10/01/37 (07/01/10) (d)(e)	2,079,496	2,208,920
	5.857% 07/01/37 (07/01/10) (d)(e)	627,835	678,692
	5.862% 07/01/32 (07/01/10) (d)(e)	160,134	171,735
	5.964% 06/01/32 (07/01/10) (d)(e)	11,649	12,496
	6.000% 05/01/37	9,791,655	10,638,327
	6.000% 05/01/38	1,921,923	2,086,908
	6.000% 08/01/38	23,831,433	25,877,211
	6.000% 12/01/38	8,805,498	9,561,395
	7.000% 10/01/11	20,310	21,024
	10.000% 09/01/18	43,244	49,429
	TBA,
	5.000% 07/01/40 (f)	36,000,000	38,086,884

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
	4.500% 07/15/39	20,480,255	21,380,746
	4.500% 02/15/40	3,973,014	4,147,703
	7.000% 01/15/30	648,925	737,381
	7.500% 12/15/23	625,527	708,447
	7.500% 07/20/28	248,113	281,321
	8.000% 05/15/17	7,036	7,865
	8.500% 02/15/25	72,109	83,478
	13.000% 01/15/11	99	101
	13.000% 02/15/11	166	168

	Total Mortgage-Backed Securities (cost of $265,303,195)		271,874,523

Commercial Mortgage-Backed Securities — 18.6%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	640,000	674,110
	4.830% 08/15/38	3,530,000	3,701,696
	4.933% 02/13/42 (07/01/10) (d)(e)	6,960,000	7,359,239
	5.201% 12/11/38	4,315,000	4,413,361
	5.540% 09/11/41	1,765,000	1,841,235
	5.742% 09/11/42 (07/01/10) (d)(e)	7,990,000	8,339,595
	5.882% 09/11/38 (07/01/10) (d)(e)	482,000	525,331
	5.907% 06/11/40 (07/01/10) (d)(e)	10,795,000	11,149,728
	6.480% 02/15/35	9,567,608	9,772,187
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16 (07/01/10) (a)(d)(e)	13,400,282	13,738,364
Credit Suisse First Boston Mortgage Securities Corp.
	6.387% 08/15/36	1,274,285	1,336,043
Credit Suisse Mortgage Capital Certificates
	6.019% 06/15/38 (07/01/10) (d)(e)	10,911,000	11,537,749
GMAC Commercial Mortgage Securities, Inc.
	1.351% 07/15/29 (07/01/10) (d)(e)	7,502,579	341,930
	I.O.,
	0.842% 04/10/40 (07/01/10) (a)(d)(e)	18,624,146	62,275
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000	1,690,036
	5.317% 06/10/36 (07/01/10) (d)(e)	7,855,000	8,396,528
	6.085% 07/10/38 (07/01/10) (d)(e)	9,540,000	9,972,000

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.050% 12/12/34	8,110,000	8,568,741
	5.440% 06/12/47	5,025,000	5,018,561
	5.937% 02/12/49 (07/01/10) (d)(e)	5,135,000	5,174,878
	6.068% 02/12/51	2,336,000	2,256,798
	I.O.,
	0.325% 10/15/42 (07/01/10) (d)(e)	80,989,384	361,844
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	9,591,683	9,718,007
	5.430% 02/15/40	4,585,000	4,598,860
	5.866% 09/15/45 (07/11/10) (d)(e)	3,735,000	3,762,871
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.571% 12/15/30	21,763,655	419,377
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (07/01/10) (d)(e)	6,450,000	6,727,739
Morgan Stanley Capital I
	4.970% 12/15/41	9,194,000	9,768,494
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	2,960,000	3,131,475
	5.080% 09/15/37	5,755,000	6,069,560
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	4,365,456	4,583,468
	5.382% 10/15/44 (07/01/10) (d)(e)	12,960,000	13,867,410
	5.418% 01/15/45 (07/01/10) (d)(e)	9,000,000	9,384,637
	5.495% 12/15/44 (07/01/10) (d)(e)	180,000	175,999
	5.609% 03/15/45 (07/01/10) (d)(e)	5,635,000	5,143,086
	5.726% 06/15/45	1,201,547	1,205,186
	5.765% 07/15/45 (07/01/10) (d)(e)	9,090,000	9,530,839
	6.413% 04/15/34	5,000,000	5,317,542
	I.O.,
	0.426% 03/15/42 (07/01/10) (a)(d)(e)	257,831,317	1,241,587

	Total Commercial Mortgage-Backed Securities (cost of $194,773,400)		210,878,366

Government & Agency Obligations — 8.1%
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18	4,210,000	4,544,152
Province of Quebec
	5.125% 11/14/16	3,060,000	3,457,218
Republic of Italy
	5.375% 06/12/17	2,075,000	2,171,728

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Svensk Exportkredit AB
	5.125% 03/01/17	310,000	345,846
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			10,518,944
U.S. GOVERNMENT AGENCIES — 1.7%
Resolution Funding Corp., STRIPS
	(k) 10/15/20	17,795,000	12,061,985
	(k) 01/15/30	17,000,000	7,240,708
U.S. GOVERNMENT AGENCIES TOTAL			19,302,693
U.S. GOVERNMENT OBLIGATIONS — 5.5%
U.S. Treasury Bond
	4.625% 02/15/40	7,965,000	8,953,154
U.S. Treasury Notes
	0.750% 05/31/12	3,830,000	3,841,069
	2.125% 05/31/15	2,140,000	2,176,787
	2.500% 04/30/15	4,448,000	4,606,113
	3.250% 07/31/16	10,410,000	11,035,412
	3.500% 05/15/20	3,560,000	3,725,753
	3.625% 02/15/20	1,415,000	1,495,035
U.S. Treasury STRIPS
	(k) 05/15/39 (l)	87,000,000	26,718,135
U.S. GOVERNMENT OBLIGATIONS TOTAL			62,551,458

	Total Government & Agency Obligations (cost of $83,575,372)		92,373,095

Asset-Backed Securities — 7.6%
Ally Auto Receivables Trust
	1.450% 05/15/14	1,500,000	1,506,362
AmeriCredit Automobile Receivables Trust
	0.970% 01/15/13	6,050,000	6,044,933
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	77,725	74,797
CarMax Auto Owner Trust
	1.000% 02/16/15 (f)	2,815,000	2,814,718
	5.270% 11/15/12	12,500,000	12,919,684
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (a)	4,377,000	4,552,002
Chrysler Financial Lease Trust
	1.780% 06/15/11 (a)	2,355,000	2,363,122

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	275,000	293,838
	6.950% 02/18/14	955,000	1,021,188
Contimortgage Home Equity Trust
	6.880% 01/15/28	90,045	69,155
Daimler Chrysler Auto Trust
	4.940% 02/08/12	5,386,460	5,420,864
Discover Card Master Trust
	0.670% 01/15/13 (07/15/10) (d)(e)	5,778,700	5,776,285
	0.877% 06/15/15 (09/15/10) (d)(e)	1,375,000	1,371,366
	1.650% 12/15/14 (07/15/10) (d)(e)	2,865,000	2,911,741
	1.650% 02/17/15 (07/15/10) (d)(e)	2,350,000	2,394,495
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	565,843	513,804
Ford Credit Auto Owner Trust
	4.050% 10/15/16	2,500,000	2,558,111
	4.950% 03/15/13	7,500,000	7,882,054
	5.160% 04/15/13	5,650,000	5,984,134
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	3,291,200
	7.160% 05/20/16 (a)	2,100,000	2,256,732
IMC Home Equity Loan Trust
	7.500% 04/25/26	154,904	154,513
Long Beach Auto Receivables Trust
	4.250% 04/15/12	1,122,518	1,123,687
Money Store Home Equity Trust
	0.650% 08/15/29 (07/15/10) (d)(e)	3,001,064	1,388,040
Morgan Stanley Mortgage Loan Trust
	0.467% 10/25/36 (07/26/10) (d)(e)	18,000	17,912
Popular ABS Mortgage Pass-Through Trust
	0.547% 02/25/36 (07/26/10) (d)(e)	278,718	277,546
SACO I, Inc.
	0.547% 04/25/35 (07/26/10) (a)(d)(e)	291,667	114,189
SLM Student Loan Trust
	0.597% 03/15/17 (09/15/10) (d)(e)	742,099	738,169
	0.617% 12/15/20 (09/15/10) (d)(e)	9,772,387	9,676,751
Soundview Home Equity Loan Trust
	0.647% 11/25/35 (07/26/10) (d)(e)	1,482,224	1,384,814

	Total Asset-Backed Securities (cost of $87,157,229)		86,896,206

		Par ($)	Value ($)
Municipal Bonds — 1.0%
CALIFORNIA — 0.5%
CA State
	Series 2009,
	7.550% 04/01/39	2,875,000	3,133,664
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,665,000	2,668,438
CALIFORNIA TOTAL			5,802,102
NEW YORK — 0.5%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	5,525,000	5,770,586
NEW YORK TOTAL			5,770,586

	Total Municipal Bonds (cost of $10,878,544)		11,572,688

Collateralized Mortgage Obligations — 0.6%
NON - AGENCY — 0.6%
Bear Stearns Alt-A Trust
	0.627% 01/25/35 (07/26/10) (d)(e)	1,458,425	1,111,851
	2.967% 10/25/33 (07/25/10) (d)(e)	1,337,450	1,218,100
Citigroup Mortgage Loan Trust, Inc.
	3.488% 09/25/37 (07/01/10) (d)(e)	3,868,706	2,532,544
Morgan Stanley Mortgage Loan Trust
	0.567% 02/25/47 (07/26/10) (d)(e)	7,463,033	1,675,100
Sequoia Mortgage Trust
	1.228% 07/20/34 (07/20/10) (d)(e)	1,969,112	494,187
NON-AGENCY TOTAL			7,031,782

	Total Collateralized Mortgage Obligations (cost of $16,115,885)		7,031,782

	Shares
Common Stock — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Six Flags Entertainment Corp. (m)	3,905	131,323
Hotels, Restaurants & Leisure Total		131,323
CONSUMER DISCRETIONARY TOTAL		131,323

Total Common Stocks (cost of $260,936)		131,323

		Units	Value ($)
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19(b)(m)	7,248	73
FINANCIALS TOTAL			73

	Total Warrants (cost of $73)		73

	Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.,
Series A (a)(b)(m)	6,343	63
Media Total		63
COMMUNICATIONS TOTAL		63

Total Preferred Stock (cost of $63)		63

	Par ($)
Short-Term Obligation — 2.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/10, due 07/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 09/05/13, market value $32,990,588 (repurchase proceeds $32,343,000)	32,343,000	32,343,000

Total Short-Term Obligation (cost of $32,343,000)		32,343,000

Total Investments — 102.1% (cost of $1,120,382,711)(n)(o)		1,160,646,435

Other Assets & Liabilities, Net — (2.1)%		(23,701,541)

Net Assets — 100.0%		1,136,944,894

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Asset-backed and Mortgage-backed Securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data.  These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities.  Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life.  Asset-backed and Mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$27,343,730	$—	$27,343,730
Communications	—	42,217,090	15,930	42,233,020
Consumer Cyclical	—	25,398,702	2,367,110	27,765,812
Consumer Non-Cyclical	—	45,445,503	—	45,445,503
Diversified	—	607,562	—	607,562
Energy	—	59,707,176	—	59,707,176
Financials	—	165,933,892	—	165,933,892
Industrials	—	26,398,582	—	26,398,582
Technology	—	6,187,662	—	6,187,662
Utilities	—	45,922,377	—	45,922,377
Total Corporate Fixed-Income Bonds & Notes	—	445,162,276	2,383,040	447,545,316
Total Mortgage-Backed Securities	38,086,884	233,787,639	—	271,874,523
Total Commercial Mortgage-Backed Securities	—	210,878,366	—	210,878,366
Government & Agency Obligations
Foreign Government Obligations	—	10,518,944	—	10,518,944
U.S. Government Agencies	—	19,302,693	—	19,302,693
U.S. Government Obligations	62,551,458	—	—	62,551,458
Total Government & Agency Obligations	62,551,458	29,821,637	—	92,373,095
Total Asset-Backed Securities	—	86,896,206	—	86,896,206
Total Municipal Bonds	—	11,572,688	—	11,572,688
Total Collateralized Mortgage Obligations	—	7,031,782	—	7,031,782
Total Common Stocks	131,323	—	—	131,323
Total Warrants	—	—	73	73
Total Preferred Stock	—	—	63	63
Total Short-Term Obligation	—	32,343,000	—	32,343,000
Total Investments	100,769,665	1,057,493,594	2,383,176	1,160,646,435
Value of Credit Default Swap Contracts Appreciation	—	982,842	—	982,842
Value of Credit Default Swap Contracts Depreciation	—	(421,187)	—	(421,187)
Unrealized Depreciation on Futures Contracts	(4,884,531)	—	—	(4,884,531)
Total	$95,885,134	$1,058,055,249	$2,383,176	$1,156,323,559

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain preferred stock, and warrants classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach and may utilize single market quotations from broker dealers.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors including, but not limited to, observed yields on securities management deemed comparable.  Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using an income approach, which considers estimates of distributions from potential actions related to the respective company’s bankruptcy filing.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three month period ending June 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$15,930	$118	$—	$(118)	$—	$—	$—	$—	$15,930
Consumer Cyclical	2,726,977	(1,828)	13,067	(9,498)	—	(361,608)	—	—	2,367,110
Preferred Stock	63	—	—	—	—	—	—	—	63
Warrants	72	—	—	1	—	—	—	—	73
	$2,743,042	$(1,710)	$13,067	$(9,615)	$—	$(361,608)	$—	$—	$2,383,176

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at June 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $9,615.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities, which are not illiquid except for the following, amounted to $95,775,793, which represents 8.4 % of net assets.

Acquisition
	Security	Date	Shares	Cost	Value
	CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	6,343	$63	$63

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $16,066, which represents less than 0.1% of net assets.

(c)	Security has no value.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(e)	Parenthetical date represents the next interest rate reset date for the security.
(f)	Security purchased on a delayed delivery basis.
(g)	Investments in affiliates during the three months ended June 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Interest Income	Value, end of period
Merrill Lynch & Co., Inc., 5.700% 05/02/17	$3,513,772	$—	$1,052,384	$15,129	$1,915,772
Merrill Lynch & Co., Inc., 6.150% 04/25/13	3,547,733	—	—	16,887	2,699,579
Merrill Lynch & Co., Inc., 7.750% 05/14/38	2,477,433	—	—	14,434	1,823,578
Total	$9,538,938	$—	$1,052,384	$46,450	$6,438,929

As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2010, the value of these securities amounted to $1,860,787, which represents 0.2% of net assets.

(i)	Loan participation agreement.
(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2010, the value of this security amounted to $34,675, which represents less than 0.1% of net assets.

(k)	Zero coupon bond.
(l)	The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2010, the total market value of securities pledged amounted to $5,527,890.
(m)	Non-income producing security.
(n)	Cost for federal income tax purposes is $1,120,382,802.
(o)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$68,408,161	$(28,144,528)	$40,263,633

At June 30, 2010, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	$5,165,000	$40,574	$167,680
Barclays Capital	Textron, Inc.	Buy	1.000%	03/20/15	3,000,000	95,390	110,869
Barclays Capital	D.R. Horton, Inc.	Buy	1.000%	03/20/15	6,000,000	261,866	231,204
Barclays Capital	The Home Depot, Inc.	Buy	1.000%	03/20/15	5,500,000	(26,109)	(65,854)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	06/20/15	5,700,000	234,078	29,594
BNP Paribas	Marriott International, Inc.	Buy	1.000%	03/20/15	6,280,000	58,332	68,109
Credit Suisse First Boston	Textron, Inc.	Buy	1.000%	03/20/15	3,280,000	111,555	114,404
Credit Suisse First Boston	Morgan Stanley	Buy	1.000%	06/20/15	8,050,000	692,955	(112,281)
JPMorgan	Macy’s, Inc.	Buy	1.000%	03/20/15	8,000,000	429,112	(39,240)
JPMorgan	D.R. Horton, Inc.	Buy	1.000%	03/20/15	5,800,000	253,112	223,391
Morgan Stanley	Limited Brands, Inc.	Buy	1.000%	03/20/15	5,700,000	268,715	37,591
Morgan Stanley	The Home Depot, Inc.	Buy	1.000%	03/20/15	6,200,000	(46,941)	(57,882)
Morgan Stanley	United Kingdom 4.250% 06/07/32	Buy	1.000%	06/20/15	6,745,000	(16,004)	(71,410)
UBS	United Kingdom 4.250% 06/07/32	Buy	1.000%	06/20/15	6,745,000	(12,798)	(74,520)
							$561,655

At June 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

	Number of		Aggregate Face		Unrealized
Interest Rate Risk	Contracts	Value	Value	Expiration Date	Depreciation

10-Year U.S. Treasury Notes	1,688	$206,859,125	$203,952,389	Sept- 2010	$(2,906,736)
5-Year U.S. Treasury Notes	400	47,340,625	46,736,200	Sept- 2010	(604,425)
Euro Currency Futures	286	43,786,600	42,760,430	Sept- 2010	(1,026,170)
Ultra Long U.S. Treasury Bonds	100	13,581,250	13,234,050	Sept- 2010	(347,200)

					$(4,884,531)

Acronym	Name

I.O.	Interest Only
PIK	Payment-In-Kind
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
June 30, 2010 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.4%
EDUCATION — 2.5%
Education — 2.5%
VA Amherst Industrial Development Authority
	Sweet Briar College,
	Series 2006,
	5.000% 09/01/26	1,000,000	996,640
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,090,826
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	1,041,480
	Washington & Lee University,
	Series 1998,
	Insured: NPFGC
	5.250% 01/01/26	3,115,000	3,652,929
VA Lexington Industrial Development Authority
	VMI Development Board,
	Series 2006,
	5.000% 12/01/20 (a)	1,400,000	1,624,140
Education Total			8,406,015
EDUCATION TOTAL			8,406,015
HEALTH CARE — 8.1%
Continuing Care Retirement — 1.6%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	2,539,325
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,773,960
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006,
	5.000% 10/01/21	1,000,000	1,020,910
Continuing Care Retirement Total			5,334,195
Hospitals — 6.5%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/14	1,000,000	1,078,010
VA Fairfax County Industrial Development Authority
	Inova Health Systems:
	Series 1993,
	Insured: NPFGC
	5.250% 08/15/19	1,000,000	1,088,540
	Series 2009 C,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.000% 05/15/25	1,000,000	1,052,650
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems,
	Series 2007:
	5.250% 06/15/18	2,000,000	2,181,740
	5.250% 06/15/20	6,495,000	7,017,783
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: NPFGC
	4.800% 07/01/11	1,000,000	1,002,570
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: NPFGC
	5.250% 07/01/12	4,000,000	4,319,640
VA Small Business Financing Authority
	Sentara Healthcare,
	Series 2010,
	4.000% 11/01/16	1,000,000	1,051,380
	Wellmont Health Systems,
	Series 2007 A,
	5.125% 09/01/22	710,000	697,660
VA Winchester Industrial Development Authority
	Valley Health Systems,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,304,225
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,008,300
Hospitals Total			21,802,498
HEALTH CARE TOTAL			27,136,693
HOUSING — 2.9%
Multi-Family — 2.9%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,658,876
VA Prince William County Industrial Development Authority
	CRS Triangle Housing Corp.,
	Series 1998 C,
	7.000% 07/01/29	1,040,000	916,355

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,
	4.850% 07/01/31 (07/01/11) (b)(c)	5,800,000	6,007,292
Multi-Family Total			9,582,523
HOUSING TOTAL			9,582,523
INDUSTRIALS — 0.5%
Forest Products & Paper — 0.2%
MS Warren County
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	505,630
Forest Products & Paper Total			505,630
Other Industrial Development Bonds — 0.3%
VA Peninsula Ports Authority
	Series 2003,
	GTY AGMT: Dominion Energy Terminal
	5.000% 10/01/33 (10/01/11) (b)(c)	1,000,000	1,032,550
Other Industrial Development Bonds Total			1,032,550
INDUSTRIALS TOTAL			1,538,180
OTHER — 24.7%
Other — 1.6%
VA Norfolk Parking Systems
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/21	5,170,000	5,248,429
Other Total			5,248,429
Pool/Bond Bank — 15.9%
VA Public School Authority
	Series 2004 C,
	5.000% 08/01/16	7,425,000	8,673,514
	Series 2009:
	4.000% 08/01/24	1,000,000	1,027,460
	4.000% 08/01/25	2,560,000	2,608,819
	5.000% 08/01/16	1,000,000	1,168,150
	5.000% 08/01/17	2,000,000	2,348,060
VA Resources Authority
	Airports Revolving Fund,
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,233,703
	Clean Water State Revolving Fund:
	Series 2005:
	5.500% 10/01/19	5,180,000	6,362,646
	5.500% 10/01/20	3,500,000	4,321,170
	5.500% 10/01/21	6,475,000	8,029,842
	Series 2008,
	5.000% 10/01/29	5,000,000	5,439,800
	Series 2009,
	5.000% 10/01/17	1,380,000	1,628,855

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Virginia Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,328,937
	Series 2003:
	5.000% 11/01/18	1,055,000	1,158,991
	5.000% 11/01/19	1,100,000	1,208,427
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,166,279
	Series 2009 B,
	4.000% 11/01/18	5,000,000	5,564,710
Pool/Bond Bank Total			53,269,363
Refunded/Escrowed (d) — 7.2%
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: AGMC
	5.625% 01/01/20	1,285,000	1,331,645
VA Biotechnology Research Park Authority
	Series 2001,
	Pre-refunded 09/01/11,
	5.125% 09/01/16	1,100,000	1,161,853
VA Hampton
	Series 2005 A,
	Pre-refunded 04/01/15,
	Insured: NPFGC
	5.000% 04/01/18	1,500,000	1,748,550
VA Henrico County
	Series 2008 A,
	Pre-refunded 12/01/18,
	5.000% 12/01/21	1,000,000	1,202,100
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,076,800
VA Resources Authority Infrastructure Authority
	Pooled Financing Program:
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: NPFGC
	5.500% 05/01/21	1,070,000	1,127,192
	Series 2003,
	Pre-refunded 11/01/13:
	5.000% 11/01/18	20,000	22,680
	5.000% 11/01/19	25,000	28,350
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices:
	5.500% 06/01/26	4,250,000	4,749,162
	5.250% 06/01/19	2,010,000	2,099,767

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
VA Virginia Beach Development Authority
	Series 2005 A,
	Pre-refunded 05/01/15,
	5.000% 05/01/21	4,000,000	4,662,240
VA Virginia Beach Water & Sewer Authority
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,797,643
	5.250% 08/01/19	2,035,000	2,043,689
Refunded/Escrowed Total			24,051,671
OTHER TOTAL			82,569,463
TAX-BACKED — 45.6%
Local Appropriated — 10.9%
VA Appomattox County Economic Development Authority
	Series 2010,
	5.000% 05/01/22	1,490,000	1,629,643
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,351,371
	5.000% 08/01/18	1,205,000	1,328,621
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: NPFGC
	5.000% 05/01/15	1,230,000	1,383,172
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	7,163,756
	Series 2005 A,
	5.000% 04/01/19	1,380,000	1,508,699
	Series 2005,
	5.000% 01/15/24	2,315,000	2,461,516
	Series 2010,
	4.000% 04/01/24	1,340,000	1,378,351
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: NPFGC:
	5.000% 07/01/14	1,750,000	1,929,340
	5.000% 07/01/15	1,685,000	1,827,500
	5.000% 07/01/16	1,930,000	2,065,911
VA Henrico County Economic Development Authority
	Series 2009 B,
	4.500% 08/01/21	1,770,000	1,968,382

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA James City County Economic Development Authority
	Series 2006,
	Insured: AGMC
	5.000% 06/15/23	2,000,000	2,163,420
VA Montgomery County Industrial Development Authority
	Series 2008,
	5.000% 02/01/29	1,000,000	1,050,810
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: AGMC:
	5.000% 02/01/15	1,000,000	1,135,430
	5.000% 02/01/21	2,075,000	2,260,048
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,299,956
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	899,880
	5.000% 09/01/21	1,625,000	1,754,448
Local Appropriated Total			36,560,254
Local General Obligations — 19.9%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,629,826
	Series 2006,
	5.000% 08/01/17	4,000,000	4,635,640
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,429,415
	Series 2010 A,
	4.000% 01/15/19	2,000,000	2,209,340
VA Leesburg
	Series 2006 B,
	Insured: NPFGC
	5.000% 09/15/17	1,145,000	1,339,375
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,185,940
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,594,000
VA Lynchburg
	Series 2009 A:
	5.000% 08/01/20	525,000	610,901
	5.000% 08/01/21	530,000	610,237
VA Manassas Park
	Series 2008,
	Insured: AGMC
	5.000% 01/01/22	1,205,000	1,350,359

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,653,903
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,606,851
	Series 2007,
	5.250% 07/01/21	2,000,000	2,399,320
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,394,040
VA Norfolk
	Series 2002 B,
	Insured: AGMC
	5.250% 07/01/11	2,000,000	2,098,420
	Series 2005,
	Insured: NPFGC
	5.000% 03/01/15	5,070,000	5,836,838
	Series 2010 A,
	4.000% 03/01/16	2,000,000	2,207,020
VA Pittsylvania County
	Series 2008 B,
	5.500% 02/01/23	1,030,000	1,156,257
VA Portsmouth
	Series 2003,
	Insured: AGMC:
	5.000% 07/01/17	4,385,000	4,992,805
	5.000% 07/01/19	2,060,000	2,260,150
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/16	1,000,000	1,151,790
VA Richmond
	Series 2002,
	Insured: AGMC
	5.250% 07/15/11	2,150,000	2,260,252
	Series 2005 A,
	Insured: AGMC
	5.000% 07/15/15	8,840,000	10,280,390
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,457,985
	5.000% 05/01/17	1,000,000	1,169,960
Local General Obligations Total			66,521,014
Special Non-Property Tax — 7.2%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/19	2,500,000	2,733,700
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 06/15/15	2,480,000	2,737,697
	5.000% 06/15/18	3,800,000	4,071,092

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.000% 06/15/25	3,000,000	3,073,980
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,543,640
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,992,360
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,987,632
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	2,203,493
VA White Oak Village Shops Community Development Authority
	Series 2007,
	5.300% 03/01/17	2,708,000	2,721,350
Special Non-Property Tax Total			24,064,944
Special Property Tax — 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,865,000	3,023,520
Special Property Tax Total			3,023,520
State Appropriated — 5.6%
VA Biotechnology Research Partnership Authority
	Series 2009,
	5.000% 09/01/20	1,715,000	1,984,324
VA College Building Authority
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,253,360
	5.000% 09/01/14	2,925,000	3,358,426
	Series 2009 E-1,
	5.000% 02/01/23	1,000,000	1,164,820
VA Public Building Authority
	Series 2005 C,
	5.000% 08/01/14	2,000,000	2,294,220
	Series 2006 A,
	5.000% 08/01/15	4,775,000	5,550,985
	Series 2006 B,
	4.500% 08/01/26	2,000,000	2,065,500
State Appropriated Total			18,671,635

8

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 1.1%
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007,
5.500% 07/01/24	3,425,000	3,504,837
State General Obligations Total		3,504,837
TAX-BACKED TOTAL		152,346,204
TRANSPORTATION — 4.2%
Airports — 2.3%
DC Metropolitan Airports Authority
Series 1998 B, AMT,
Insured: NPFGC
5.250% 10/01/10	1,000,000	1,008,680
Series 2009 C,
5.000% 10/01/23	3,000,000	3,253,920
Series 2009,
5.000% 10/01/21	3,000,000	3,342,120
Airports Total		7,604,720
Ports — 0.9%
VA Port Authority
Series 2003, AMT,
Insured: NPFGC:
5.125% 07/01/14	1,360,000	1,475,695
5.125% 07/01/15	1,430,000	1,535,692
Ports Total		3,011,387
Toll Facilities — 1.0%
DC Metropolitan Airports Authority
Series 2009,
Insured: AGO
(e) 10/01/23	5,000,000	2,440,750
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/17	1,000,000	1,116,440
Toll Facilities Total		3,557,190
TRANSPORTATION TOTAL		14,173,297
UTILITIES — 7.9%
Investor Owned — 1.4%
VA Chesterfield County Economic Development Authority
Virginia Electric & Power Co,
Series 2009 A,
5.000% 05/01/23	2,000,000	2,142,920

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
VA Louisa Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 2008,
	5.375% 11/01/35 (12/02/13) (b)(c)	1,000,000	1,093,580
VA York County Economic Development Authority
	Virginia Electric & Power Co.,
	Series 2009 A,
	4.050% 05/01/33 (05/01/14) (b)(c)	1,300,000	1,369,043
Investor Owned Total			4,605,543
Municipal Electric — 1.3%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: SYNC
	5.375% 07/01/16	1,100,000	1,223,376
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	1,063,360
	Series 2010,
	5.250% 07/01/23	2,000,000	2,104,920
Municipal Electric Total			4,391,656
Water & Sewer — 5.2%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,198,312
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,129,630
	Series 2008,
	5.000% 04/01/24	3,000,000	3,340,770
VA Henrico County Authority
	Series 2009 A,
	5.000% 05/01/22	1,030,000	1,179,607
VA Newport News Water Authority
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,035,000	1,164,075
VA Richmond Public Utility Authority
	Series 2007,
	Insured: AGMC
	4.500% 01/15/21	1,000,000	1,079,790
VA Spotsylvania County
	Series 2007,
	Insured: AGMC
	5.000% 06/01/19	1,030,000	1,170,853
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: NPFGC
	5.150% 07/01/20	1,295,000	1,516,471
	Series 2003,
	Insured: AGMC
	5.000% 07/01/13	1,640,000	1,839,276

10

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Series 2005,
Insured: AGMC
5.000% 07/01/21	2,640,000	2,868,228
Water & Sewer Total		17,487,012
UTILITIES TOTAL		26,484,211

Total Municipal Bonds (cost of $306,143,351)		322,236,586

	Shares
Investment Companies — 2.9%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%) (f)(g)	5,034,979	5,034,979

Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.170%)	4,817,593	4,817,593

Total Investment Companies (cost of $9,852,572)		9,852,572

Total Investments — 99.3% (cost of $315,995,923)(h)(i)		332,089,158

Other Assets & Liabilities, Net — 0.7%		2,207,700

Net Assets — 100.0%		334,296,858

11

Notes to Investment Portfolio:

  *    Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$322,236,586	$—	$322,236,586
Total Investment Companies	9,852,572	—	—	9,852,572
Total Investments	$9,852,572	$322,236,586	$—	$332,089,158

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

(a)	Security purchased on a delayed delivery basis.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.

12

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Zero coupon bond.
(f)	Investments in affiliates during the three months period ended June 30, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.150%)	$1,987,000	$5,021,271	$3,613,000	$241	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from April 1, 2010 through April 30, 2010.

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Global Capital Management Group, LLC, or one of its affiliates.
(h)	Cost for federal income tax purposes is $315,995,923.
(i)	Unrealized appreciation and depreciation at June 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$17,474,465	$(1,381,230)	$16,093,235

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.
SYNC	Syncora Guarantee, Inc.

13

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 23, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 23, 2010